UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08786

Pioneer Variable Contracts Trust

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31, 2022

Date of reporting period: January 1, 2022 through June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Pioneer Variable Contracts Trust

Pioneer Bond

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio Update 6/30/22

Portfolio Diversification

(As a percentage of total investments)*

† Amount rounds to less than 0.1%.

5 Largest Holdings
(As a percentage of total investments)*
1.	U.S. Treasury Bills, 7/5/22	7.38%
2.	Fannie Mae, 2.500%,
	7/1/52 (TBA)	4.00
3.	U.S. Treasury Bills, 7/7/22	3.99
4.	Fannie Mae, 2.000%,
	7/1/52 (TBA)	3.38
5.	U.S. Treasury Bills, 7/12/22	2.50

*	Excludes short term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class l	$9.76	$11.27
Class ll	$9.78	$11.30

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 – 6/30/22)	Income	Capital Gains	Capital Gains
Class l	$0.1012	$0.0155	$0.1970
Class ll	$0.0883	$0.0155	$0.1970

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer Bond VCT Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged, market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns

(As of June 30, 2022)

			Bloomberg
			U.S. Aggregate
	Class I	Class II	Bond Index
10 Years	2.53%	2.27%	1.54%
5 Years	1.44%	1.19%	0.88%
1 Year	-10.42%	-10.70%	-10.29%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$ 893.80	$ 892.10
Expenses Paid During Period*	$ 2.25	$ 3.42

* Expenses are equal to the Portfolio’s annualized net expense ratio of 0.48% and 0.73% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$1,022.41	$1,021.17
Expenses Paid During Period*	$ 2.41	$ 3.66

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.48% and 0.73% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following interview, Brad Komenda discusses the factors that affected the performance of Pioneer Bond VCT Portfolio during the six-month period ended June 30, 2022. Mr. Komenda, a Managing Director and Director of Investment-Grade Corporates, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the daily management of the Portfolio, along with Kenneth J. Taubes, Executive Vice President and Chief Investment Officer, US, and a portfolio manager at Amundi US, Timothy Rowe, Managing Director, Director of Multisector Fixed Income, and a portfolio manager at Amundi US, and Jonathan Scott, a senior vice president, Deputy Director of Multi-Sector Fixed Income, and a portfolio manager at Amundi US.

Q:	How did the Portfolio perform during the six-month period ended June 30, 2022?
A:	Pioneer Bond VCT Portfolio’s Class I shares returned -10.62% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -10.79%, while the Portfolio’s benchmark, the Bloomberg US Aggregate Bond Index (the Bloomberg Index), returned -10.35%.
Q:	How would you describe the investment environment in the fixed-income markets during the six-month period ended June 30, 2022?
A:	The first quarter of 2022 saw negative market sentiment driven by increased geopolitical tensions, a worsening growth/inflation mix arising from a spike in commodity prices, and the prospect of rising interest rates. In combination, those factors contributed to losses across most fixed-income asset classes. Russia’s invasion of Ukraine in late February, together with US and European sanctions on Russia, led to a spike in energy, metals, and food prices, which added to downside risk to real economic growth and to upside risk to inflation. In addition, another round of lockdowns in China in the wake of increasing COVID-19 infection rates exacerbated supply chain disruptions and raised concerns about further risks to global economic growth.

At its mid-March meeting, the Federal Open Market Committee (FOMC) raised the federal funds rate target range by a quarter-point, to 0.25%-0.50%, and indicated that further increases in the benchmark overnight lending rate would follow rapidly. The Fed also formally ended its pandemic-era quantitative easing program and signaled it would soon begin reducing its holdings of Treasury securities and agency mortgage-backed securities (MBS) by reinvesting only part of the proceeds from maturing securities. The Fed went on to implement hikes of 50 basis points and 75 basis points (bps) in May and June, respectively, bringing the federal funds target up to a range of 1.50% to 1.75%, its highest level since before the onset of the pandemic in March of 2020. (A basis point is equal to 1/100th of a percentage point.)

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Against this backdrop, the US Treasury yield curve moved higher, with yield increases most significant on securities with shorter maturities as the market priced in the Fed’s interest-rate increases. For the six-month ended June 30, 2022, the two-year Treasury yield finished 219 bps higher, increasing from 0.73% to 2.92%, while the 10-year yield rose by 146 bps, from 1.52% to 2.98%, and the 30-year yield rose by 124 bps, 1.90% to 3.14%.

Rising Treasury yields and widening credit spreads weighed on bond market returns for the six-month period. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) The investment-grade corporate bond market, as gauged by the Bloomberg US Aggregate Bond Index, posted a return of -10.35%. Within the investment-grade market, corporate bonds were the biggest laggards, returning -14.39% for the period, while securitized assets and Treasuries were also well into negative territory. Below-investment-grade, high-yield corporate bonds performed comparably, returning -14.19%.

Q:	What factors influenced the Portfolio’s performance relative to the Bloomberg Index during the six-month period ended June 30, 2022?
A:	The Portfolio’s sector allocation results weighed on benchmark-relative returns during the period, most notably an underweight to US Treasuries versus the Bloomberg Index, as credit sectors, including investment-grade corporate bonds, underperformed Treasuries. In addition, the Portfolio’s allocation to non-agency MBS had a negative effect on relative results. A modest allocation to convertible securities also detracted from relative returns, largely due to a position in the banking sector which performed poorly, due to its long spread duration (or sensitivity to changes in credit spreads).

Within the Portfolio’s corporate exposures, the lower quality of holdings (versus the Bloomberg Index) within the industrials and financials sectors detracted from relative returns. The Portfolio was overweight to “BBB” rated and high-yield issues within those sectors during a six-month period that saw credit spreads widen notably. Within industrials, exposure to commodity- and aviation-related issues constrained relative results. In financials, the Portfolio’s relative performance struggled, due to the underperformance of holdings of subordinated-debt issues, and the debt of an aircraft-leasing firm.

5

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

The negative impact of the Portfolio’s underweight to Treasuries was partially offset by holdings of high-yield, index-based credit-default-swap positions, which we utilized in an attempt to hedge credit risk. Those positions contributed positively to the Portfolio’s relative performance as credit spreads widened over the six-month period.

Overall security selection results were essentially a neutral factor in the Portfolio’s relative performance for the period. With regard to security selection within agency MBS, an overweight to higher-coupon issues that have featured less prepayment sensitivity modestly benefited relative returns.

The Portfolio’s short-duration positioning versus the benchmark aided relative performance during the period, as US Treasury yields as well as European rates moved higher. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.) In addition, positioning along the yield curve proved additive to relative returns, as the Portfolio was underweight versus the Bloomberg Index to longer maturities, which felt the biggest negative effects of rising interest rates.

Q:	Did the Portfolio have any investments in derivative securities during the six-month period ended June 30, 2022? If so, did the derivatives have any material impact on performance?
A:	Yes, as noted earlier, we invested the Portfolio in high-yield, index-based credit-default-swaps during the period, which aided relative returns. We also invested in Treasury futures. We have used Treasury futures as part of our duration-management strategy for the Portfolio. We believe the use of Treasury futures has allowed us to express our views on duration and yield-curve positioning in the most efficient manner. We typically have used the credit-default-swap positions as part of our efforts to either gain or reduce the Portfolio’s exposures to both investment-grade and high-yield corporate bonds very quickly, as cash-bond transactions take a little more time to settle, and have a higher liquidity cost. The use of derivatives, we think, may allow the Portfolio to potentially benefit from the performance impact of the targeted asset class, while retaining a better liquidity profile, which may help reduce risk.

6

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Q:	What factors affected the Portfolio’s yield, or distributions* to shareholders, during the six-month period ended June 30, 2022?
A:	Rising Treasury yields and the widening in credit spreads over the period resulted in the Portfolio’s monthly distribution rate finishing the six months ended June 30 slightly higher than it was at the beginning of the period in January 2022. Those same factors had a negative effect on total returns, due to declining bond prices.
Q:	What is your investment outlook, and how is the Portfolio positioned heading into the second half of its fiscal year?
A:	The financial media has framed the question as: “Is the economy headed for recession?” In our view, the focus on “recession, or not,” is too simplistic. We believe it is better to consider the full range of possible outcomes. First, with the Fed apparently determined to slow the economy in order to control inflation, the best-case scenario, in our view, is a “soft landing.” Even in that scenario, economic growth could be relatively slow and the unemployment rate could rise. Secondly, historically there has usually been a significant difference between the investment implications of a mild recession and a severe recession. We believe some characteristics of the current economic environment increase the likelihood of a mild recession: household and business balance sheets are mostly strong, and risks in the financial system appear to be manageable. At present, we believe that a meaningful economic slowdown has been priced into the market, as spreads have widened significantly from last year’s tighter levels.

A severe recession, in our view, is more likely to have ties to a Fed policy mistake, or an unforeseen global crisis. Fed Chair Powell and others have indicated that they intend to keep tightening policy until reported inflation numbers come down. Since inflation is typically a lagging economic indicator, such a policy framework could result in the Fed’s raising rates too far and thus causing a “hard landing” for the economy. After being too slow to tighten policy as the economy recovered from the COVID-19-driven recession, the Fed now seems at risk of making another mistake by perhaps being too late to respond to weaker economic conditions. We suspect this is mostly a communications problem, and that the FOMC could take a more forward-looking approach in setting the level of the federal funds target range once it has raised rates to neutral. However, with current inflation readings well above target and the federal funds rate still below neutral, we believe the Fed wants to communicate a simple and forceful message to keep inflation expectations from becoming unanchored.

* Distributions are not guaranteed.

7

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

For the next few months, at least, we expect FOMC members to continue to say they will do whatever it takes to bring down inflation. In that scenario, we believe growing “hard landing” concerns among investors favor adding to the Portfolio’s duration and being very selective with regard to credit exposures.

Please refer to the Schedule of Investments on pages 9 to 36 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.

The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). Plans are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally.

The market price of securities may fluctuate when interest rates change. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

Investments in high-yield or lower rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

8

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Principal
Amount
USD ($)		Value
UNAFFILIATED ISSUERS — 116.9%
SENIOR SECURED FLOATING RATE LOAN INTERESTS — 0.7% of Net Assets*(a)
Chemicals-Diversified — 0.1%
44,887	LSF11 A5 HoldCo LLC, Term Loan, 5.14% (SOFR + 350 bps), 10/15/28	$ 42,124
143,550	Schweitzer-Mauduit International, Inc., Term B Loan, 5.438% (LIBOR + 375 bps), 4/20/28	136,373
	Total Chemicals-Diversified	$ 178,497
Electronic Composition — 0.0%†
49,518	Energy Acquisition LP, First Lien Initial Term Loan, 4.25% (LIBOR + 425 bps), 6/26/25	$ 45,185
	Total Electronic Composition	$ 45,185
Enterprise Software & Services — 0.0%†
16,685	Verint Systems, Inc., Refinancing Term Loan, 3.12% (LIBOR + 200 bps), 6/28/24	$ 16,393
	Total Enterprise Software & Services	$ 16,393
Finance-Leasing Company — 0.0%†
61,765	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 3.095% (LIBOR + 150 bps), 2/12/27	$ 58,492
	Total Finance-Leasing Company	$ 58,492
Human Resources — 0.1%
84,673	Team Health Holdings, Inc., Extended Term Loan, 6.775% (Term SOFR + 525 bps), 3/2/27	$ 72,078
	Total Human Resources	$ 72,078
Medical-Wholesale Drug Distribution — 0.1%
69,825	Owens & Minor, Inc., Term B-1 Loan, 5.375% (Term SOFR + 375 bps), 3/29/29	$ 69,388
	Total Medical-Wholesale Drug Distribution	$ 69,388
Metal Processors & Fabrication — 0.1%
114,138	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 104,436
	Total Metal Processors & Fabrication	$ 104,436
Rental Auto & Equipment — 0.0%†
34,825	PECF USS Intermediate Holding III Corp., Initial Term Loan, 5.916% (LIBOR + 425 bps), 12/15/28	$ 31,577
	Total Rental Auto & Equipment	$ 31,577
Retail-Restaurants — 0.1%
150,188	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 3.416% (LIBOR + 175 bps), 11/19/26	$ 143,730
	Total Retail-Restaurants	$ 143,730
Schools — 0.1%
105,932	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.00% (LIBOR + 375 bps), 2/21/25	$ 98,980
	Total Schools	$ 98,980
Telephone-Integrated — 0.0%†
67,466	Level 3 Financing, Inc., Tranche B 2027 Term Loan, 3.416% (LIBOR + 175 bps), 3/1/27	$ 62,687
	Total Telephone-Integrated	$ 62,687
Transport-Equipment & Leasing — 0.1%
181,925	IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 5.78% (LIBOR + 375 bps), 9/11/23	$ 165,836
	Total Transport-Equipment & Leasing	$ 165,836
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $1,121,820)	$ 1,047,279

The accompanying notes are an integral part of these financial statements. 9

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES — 6.1% of Net Assets
500,000	American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 6/12/25 (144A)	$ 498,695
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 3.174% (1 Month USD
	LIBOR + 185 bps), 8/15/34 (144A)	232,193
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 4.224% (1 Month
	USD LIBOR + 290 bps), 11/15/36 (144A)	286,517
395,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 3.079% (SOFR30A +
	230 bps), 1/15/37 (144A)	375,250
350,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 4.729% (1 Month
	Term SOFR + 345 bps), 5/15/37 (144A)	338,363
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class E, 8.064% (3 Month USD
	LIBOR + 702 bps), 1/15/33 (144A)	229,439
226,419	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	193,812
170,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 3.079% (SOFR30A + 230 bps), 2/15/37 (144A)	166,562
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 4.046% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	230,435
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	188,764
168,186	Continental Credit Card ABS LLC, Series 2019-1A, Class A, 3.83%, 8/15/26 (144A)	166,746
224,563	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	203,142
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	88,902
293,250	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	265,435
50,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	49,378
19,056(b)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	17,910
12,835	FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (144A)	12,842
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	384,111
347,272	Finance of America Structured Securities Trust, Series 2022-S1, Class A1, 2.00%, 2/25/52	322,192
323,228	Finance of America Structured Securities Trust, Series 2022-S1, Class A2, 3.00%, 2/25/52	297,572
250,000	Foundation Finance Trust, Series 2019-1A, Class B, 4.22%, 11/15/34 (144A)	244,054
250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 3.951% (3 Month Term
	SOFR + 310 bps), 4/20/35 (144A)	229,274
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 3.309% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	116,867
198,500	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	169,032
82,576	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	74,821
18,515	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	5,555
99,986(a)	Invitation Homes Trust, Series 2018-SFR1, Class C, 2.773% (1 Month USD LIBOR + 125 bps), 3/17/37 (144A)	98,229
203,516	JG Wentworth XLIII LLC, Series 2019-1A, Class A, 3.82%, 8/17/71 (144A)	191,995
12,137	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	12,009
106,925	Marlette Funding Trust, Series 2019-2A, Class C, 4.11%, 7/16/29 (144A)	106,365
100,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54%, 3/20/26 (144A)	95,163
350,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 4.162% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	329,063
85,169	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	77,615
69,703	MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37 (144A)	67,418
200,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	173,249
47,310(a)	Newtek Small Business Loan Trust, Series 2017-1, Class A, 3.624% (1 Month USD LIBOR + 200 bps),
	2/25/43 (144A)	47,055
130,291	NMEF Funding LLC, Series 2019-A, Class B, 3.06%, 8/17/26 (144A)	130,085
100,000	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	98,605
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	92,874

10 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES — (continued)
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 2.834% (3 Month Term SOFR +
	260 bps), 4/15/30 (144A)	$ 237,279
280,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	259,924
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	91,161
200,000	SCF Equipment Leasing LLC, Series 2019-2A, Class C, 3.11%, 6/21/27 (144A)	191,233
250,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class D, 4.834% (3 Month USD LIBOR + 365 bps),
	1/25/32 (144A)	235,018
184,108	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	170,998
350,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 2.729% (SOFR30A + 195 bps), 11/15/38 (144A)	332,701
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	96,881
308,918	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.75%, 3/17/38 (144A)	297,730
180,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	153,856
81,977	Welk Resorts LLC, Series 2019-AA, Class D, 4.03%, 6/15/38 (144A)	80,094
444,257	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	424,646
	TOTAL ASSET BACKED SECURITIES
	(Cost $10,068,383)	$ 9,479,109
	COLLATERALIZED MORTGAGE OBLIGATIONS — 17.0% of Net Assets
160,493(c)	Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.065%, 9/25/65 (144A)	$ 146,645
441,557(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A2, 2.50%, 6/25/51 (144A)	380,549
162,808(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 3.474% (1 Month USD LIBOR + 185 bps),
	10/25/28 (144A)	162,044
180,000(a)	Bellemeade Re, Ltd., Series 2018-3A, Class M2, 4.374% (1 Month USD LIBOR + 275 bps),
	10/25/28 (144A)	176,241
50,593(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M1B, 3.374% (1 Month USD LIBOR + 175 bps),
	3/25/29 (144A)	50,428
150,000(a)	Bellemeade Re, Ltd., Series 2019-1A, Class M2, 4.324% (1 Month USD LIBOR + 270 bps),
	3/25/29 (144A)	147,522
190,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 5.324% (1 Month USD LIBOR + 370 bps),
	10/25/30 (144A)	190,492
150,000(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M2, 6.474% (1 Month USD LIBOR + 485 bps),
	10/25/30 (144A)	151,672
135,426(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 5.224% (1 Month USD LIBOR + 360 bps),
	6/25/30 (144A)	134,817
340,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 4.076% (SOFR30A + 315 bps), 9/25/31 (144A)	303,178
150,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 4.626% (SOFR30A + 370 bps), 1/26/32 (144A)	143,321
450,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	407,758
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	96,842
200,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	183,438
200,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	163,272
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class M2, 3.693%, 2/25/46 (144A)	82,458
300,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	281,735
180,000(c)	CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59 (144A)	150,075
241,851(c)	CIM Trust, Series 2021-J1, Class B1, 2.659%, 3/25/51 (144A)	197,431
291,042(c)	CIM Trust, Series 2021-J2, Class B1, 2.675%, 4/25/51 (144A)	262,779
97,908(c)	CIM Trust, Series 2022-R2, Class A1, 3.75%, 12/25/61 (144A)	95,046
400,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	342,074
97,481(c)	Citigroup Mortgage Loan Trust, Series 2021-INV1, Class B1W, 2.706%, 5/25/51 (144A)	79,828

The accompanying notes are an integral part of these financial statements. 11

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
55,764(a)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.074% (1 Month USD LIBOR +
	245 bps), 7/25/31 (144A)	$ 55,420
12,148(a)	Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, 3.774% (1 Month USD LIBOR +
	215 bps), 9/25/31 (144A)	12,126
18,132(a)	Connecticut Avenue Securities Trust, Series 2019-R06, Class 2M2, 3.724% (1 Month USD LIBOR +
	210 bps), 9/25/39 (144A)	18,066
44,462(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 3.724% (1 Month USD LIBOR +
	210 bps), 10/25/39 (144A)	44,136
42,681(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 3.624% (1 Month USD LIBOR +
	200 bps), 1/25/40 (144A)	42,041
390,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 3.926% (SOFR30A +
	300 bps), 1/25/42 (144A)	359,513
200,000(c)	CSMC Trust, Series 2021-RPL2, Class M1, 2.75%, 1/25/60 (144A)	167,718
150,000(c)	CSMC Trust, Series 2021-RPL2, Class M2, 3.25%, 1/25/60 (144A)	123,791
65,384(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 3.324% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	65,123
228,595(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 3.424% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	226,589
107,764(a)	Eagle Re, Ltd., Series 2020-2, Class M2, 7.224% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	107,793
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 4.376% (SOFR30A + 345 bps), 4/25/34 (144A)	141,116
1,520	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50%, 6/25/29	1,529
550,000	Fannie Mae REMICS, Series 2013-61, Class BY, 3.00%, 6/25/43	497,925
89,994(d)	Fannie Mae REMICS, Series 2020-83, Class EI, 4.00%, 11/25/50	18,177
13,749	Federal Home Loan Mortgage Corp. REMICS, Series 2944, Class OH, 5.50%, 3/15/35	14,706
208,172(a)(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.226% (1 Month USD LIBOR +
	655 bps), 8/15/42	31,918
98,439(d)	Federal Home Loan Mortgage Corp. REMICS, Series 4999, Class QI, 4.00%, 5/25/50	19,415
206,965(d)	Federal Home Loan Mortgage Corp. REMICS, Series 5018, Class EI, 4.00%, 10/25/50	41,514
130,924(d)	Federal Home Loan Mortgage Corp. REMICS, Series 5067, Class GI, 4.00%, 12/25/50	26,835
444,347(c)	Flagstar Mortgage Trust, Series 2021-3INV, Class A16, 2.50%, 6/25/51 (144A)	370,016
248,522(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 6.724% (1 Month USD LIBOR +
	510 bps), 6/25/50 (144A)	253,165
280,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 7.624% (1 Month USD LIBOR +
	600 bps), 8/25/50 (144A)	291,584
5,547(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class M2, 5.374% (1 Month USD LIBOR +
	375 bps), 8/25/50 (144A)	5,541
150,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B1, 5.726% (SOFR30A +
	480 bps), 10/25/50 (144A)	151,638
108,361(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class M2, 3.726% (SOFR30A +
	280 bps), 10/25/50 (144A)	108,530
110,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 6.576% (SOFR30A +
	565 bps), 12/25/50 (144A)	93,236
130,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA4, Class B1, 6.874% (1 Month USD LIBOR +
	525 bps), 9/25/50 (144A)	129,682
35,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 3.576% (SOFR30A +
	265 bps), 1/25/51 (144A)	28,261
245,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 5.676% (SOFR30A +
	475 bps), 1/25/51 (144A)	189,883
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.976% (SOFR30A +
	305 bps), 1/25/34 (144A)	34,331
140,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.926% (SOFR30A +
	500 bps), 8/25/33 (144A)	107,427

12 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
350,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 4.676% (SOFR30A +
	375 bps), 12/25/41 (144A)	$ 288,915
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA1, Class B1, 4.326% (SOFR30A +
	340 bps), 1/25/42 (144A)	84,266
170,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M1B, 3.826% (SOFR30A +
	290 bps), 4/25/42 (144A)	159,805
55,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M1B, 4.426% (SOFR30A +
	350 bps), 3/25/42 (144A)	52,521
160,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 8.326%
	(SOFR30A + 740 bps), 11/25/50 (144A)	151,698
130,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA7, Class B1, 4.576%
	(SOFR30A + 365 bps), 11/25/41 (144A)	111,202
550,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M2, 4.676%
	(SOFR30A + 375 bps), 2/25/42 (144A)	493,781
76,048(c)	FWD Securitization Trust, Series 2019-INV1, Class A1, 2.81%, 6/25/49 (144A)	74,340
5,444	Government National Mortgage Association, Series 2005-61, Class UZ, 5.25%, 8/16/35	5,487
1,661	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	1,658
501,740(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	87,802
454,766(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 1.755% (1 Month USD
	LIBOR + 335 bps), 1/20/50	20,642
165,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	127,128
305,529(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A34, 2.50%, 9/25/52 (144A)	255,869
107,564(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	103,364
395,488(c)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.393%, 4/25/52 (144A)	325,607
261,473(c)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class A4, 2.50%, 7/25/52 (144A)	219,087
347,220(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	290,316
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 3.274% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,793
150,000(a)	Home Re, Ltd., Series 2020-1, Class M1C, 5.774% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	150,400
150,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 6.874% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	151,837
225,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 4.474% (1 Month USD LIBOR + 285 bps), 7/25/33 (144A)	203,100
130,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	126,293
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class M1, 3.897%, 5/25/65 (144A)	97,234
170,007(c)	Hundred Acre Wood Trust, Series 2021-INV1, Class B1, 3.227%, 7/25/51 (144A)	141,491
478,579(c)	Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 10/25/51 (144A)	409,802
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	76,383
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	78,245
450,000	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	427,500
239,949(c)	JP Morgan Mortgage Trust, Series 2019-HYB1, Class B3, 3.61%, 10/25/49 (144A)	236,100
147,695(c)	JP Morgan Mortgage Trust, Series 2021-12, Class B1, 3.171%, 2/25/52 (144A)	124,477
133,130(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.145%, 4/25/52 (144A)	111,672
503,914(c)	JP Morgan Mortgage Trust, Series 2021-14, Class B1, 3.163%, 5/25/52 (144A)	423,136
483,959(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	413,256
243,626(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.991%, 10/25/51 (144A)	198,849
447,670(c)	JP Morgan Mortgage Trust, Series 2021-INV2, Class A2, 2.50%, 12/25/51 (144A)	381,796
156,608(c)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	132,473
297,801(c)	JP Morgan Mortgage Trust, Series 2022-2, Class B1, 3.136%, 8/25/52 (144A)	245,857
238,706(c)	JP Morgan Mortgage Trust, Series 2022-3, Class B2, 3.12%, 8/25/52 (144A)	192,749

The accompanying notes are an integral part of these financial statements. 13

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
215,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	$ 164,143
402,687(c)	JP Morgan Mortgage Trust, Series 2022-5, Class A9A, 2.50%, 9/25/52 (144A)	337,376
124,760(c)	JP Morgan Mortgage Trust, Series 2022-6, Class B2, 3.308%, 11/25/52 (144A)	95,376
344,684(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class A15, 3.00%, 3/25/52 (144A)	299,754
198,275(c)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B2, 3.301%, 3/25/52 (144A)	154,486
275,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.528%, 7/25/52 (144A)	212,733
194,901(c)	JP Mortgage Trust, Series 2021-INV1, Class B2, 2.991%, 10/25/51 (144A)	150,704
17,228(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 2.75% (Panamanian Mortgage
	Reference Rate - 300 bps), 9/8/39 (144A)	16,862
183,831(a)	LSTAR Securities Investment, Ltd., Series 2019-3, Class A1, 4.562% (1 Month USD LIBOR + 350 bps),
	4/1/24 (144A)	183,147
455,353(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	380,347
339,539(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class B1, 2.651%, 4/25/51 (144A)	264,223
292,199(c)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B1, 2.678%, 6/25/51 (144A)	236,242
198,349(c)	Mello Mortgage Capital Acceptance, Series 2022-INV1, Class B1, 3.331%, 3/25/52 (144A)	164,270
101,729(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	98,644
472,887(c)	Mill City Mortgage Loan Trust, Series 2018-4, Class A1B, 3.495%, 4/25/66 (144A)	459,020
400,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	350,282
349,060(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B2, 2.952%, 3/25/51 (144A)	266,361
77,661(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	75,144
200,000	NYMT Loan Trust, Series 2022-CP1, Class M1, 3.214%, 7/25/61 (144A)	179,305
72,615(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 5.224% (1 Month USD LIBOR + 360 bps), 10/25/30 (144A)	72,473
150,000(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 6.874% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	152,522
149,700(c)	Onslow Bay Mortgage Loan Trust, Series 2022-INV4, Class A2, 3.00%, 6/25/52 (144A)	132,987
339,679(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	261,380
270,115(c)	Provident Funding Mortgage Trust, Series 2021-1, Class A5, 2.50%, 4/25/51 (144A)	225,755
195,676(c)	Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.638%, 10/25/51 (144A)	160,698
7,458(a)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.024% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	7,458
197,944(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 3.574% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	197,228
370,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 3.374% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	351,241
345,212(c)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.708%, 12/25/51 (144A)	265,235
147,257(c)	Rate Mortgage Trust, Series 2021-J3, Class B2, 2.712%, 10/25/51 (144A)	115,377
390,729(c)	RCKT Mortgage Trust, Series 2021-2, Class B1A, 2.565%, 6/25/51 (144A)	314,074
342,425(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	287,063
491,604(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.012%, 9/25/51 (144A)	405,723
400,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	307,098
174,354(c)	RCKT Mortgage Trust, Series 2022-3, Class B1A, 3.194%, 5/25/52 (144A)	145,478
99,718(c)	RCKT Mortgage Trust, Series 2022-4, Class A21, 4.00%, 6/25/52 (144A)	92,563
100,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M3, 4.50%, 4/25/32 (144A)	91,121
83,718(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	81,943
231,322(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	205,670
275,000(c)	Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52 (144A)	264,442
10,288(c)	Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48 (144A)	10,224
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	110,899
380,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 5.824% (1 Month USD LIBOR + 420 bps), 2/25/47 (144A)	371,092
80,000(a)	STACR Trust, Series 2018-HRP2, Class M3, 4.024% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	78,654

14 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
300,000(c)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	$ 250,324
381,813(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	347,840
73,472(a)	Traingle Re, Ltd., Series 2020-1, Class M1C, 6.124% (1 Month USD LIBOR + 450 bps), 10/25/30 (144A)	73,608
150,000(a)	Traingle Re, Ltd., Series 2020-1, Class M2, 7.224% (1 Month USD LIBOR + 560 bps), 10/25/30 (144A)	152,274
380,724(a)	Traingle Re, Ltd., Series 2021-1, Class M1C, 5.024% (1 Month USD LIBOR + 340 bps), 8/25/33 (144A)	380,411
173,262(c)	UWM Mortgage Trust, Series 2021-INV5, Class B1, 3.245%, 1/25/52 (144A)	143,150
179,278(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	171,907
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	76,928
345,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	247,439
299,492(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B2, 3.446%, 3/25/52 (144A)	231,813
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $29,314,379)	$ 26,225,832
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.4% of Net Assets
150,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 3.621% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 140,647
410,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	389,399
154,178(b)	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.000%, 7/25/37 (144A)	—
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 2.374% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	241,389
125,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	121,838
250,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	244,850
200,000(c)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.389%, 9/15/48 (144A)	172,583
100,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.961%, 4/15/55	93,660
500,000(c)	BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.843%, 3/9/44 (144A)	433,400
300,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 3.724% (1 Month USD LIBOR + 240 bps),
	9/15/36 (144A)	279,104
400,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	358,086
975,000(a)	BX Trust, Series 2021-ARIA, Class D, 3.219% (1 Month USD LIBOR + 190 bps), 10/15/36 (144A)	907,680
80,000(c)	CCUBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.907%, 11/15/50	75,169
136,313	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	133,136
148,876(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 3.374% (1 Month USD LIBOR + 205 bps),
	6/15/34 (144A)	142,564
250,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345%, 10/10/47	245,633
125,000(c)	Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class B, 4.727%, 9/10/58	121,278
50,000	Citigroup Commercial Mortgage Trust, Series 2016-P5, Class D, 3.00%, 10/10/49 (144A)	39,801
150,000	Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471%, 10/12/50	143,292
100,000(c)	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class AS, 4.179%, 3/10/51	97,472
314,347	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	306,224
500,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/53	446,102
245,748(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 3.424% (1 Month USD LIBOR + 210 bps), 11/15/37 (144A)	238,340
127,741	COMM Mortgage Trust, Series 2012-CR3, Class A3, 2.822%, 10/15/45	127,574
238,711	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	233,858
150,000	COMM Mortgage Trust, Series 2014-UBS4, Class A4, 3.42%, 8/10/47	147,557
175,000(c)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	169,003
180,885	COMM Mortgage Trust, Series 2016-CR28, Class AHR, 3.651%, 2/10/49	177,283
250,000(a)	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 3.474% (1 Month USD LIBOR +
	215 bps), 5/15/36 (144A)	239,928

The accompanying notes are an integral part of these financial statements. 15

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
225,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.926% (SOFR30A +
	400 bps), 11/25/51 (144A)	$ 194,125
150,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.203%, 7/25/27 (144A)	143,496
181,001(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class B, 3.57% (1 Month USD LIBOR + 245 bps), 10/25/28	172,651
100,000(c)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.528%, 2/25/52 (144A)	95,246
134,133(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 3.42% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	132,177
323,945(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 3.52% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	316,770
123,379(c)	FRESB Mortgage Trust, Series 2018-SB52, Class A7F, 3.39%, 6/25/25	122,382
698,825(c)	Government National Mortgage Association, Series 2017-21, Class IO, 0.652%, 10/16/58	27,908
150,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 3.424% (1 Month USD LIBOR +
	210 bps), 10/15/36 (144A)	139,883
200,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	196,550
323,000	ILPT Trust, Series 2019-SURF, Class A, 4.145%, 2/11/41 (144A)	311,941
170,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.144%, 8/15/49	160,271
450,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.393%, 12/15/49	429,540
200,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class C, 3.881%,
	1/5/31 (144A)	197,746
250,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%,
	7/5/33 (144A)	247,878
150,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class B, 3.99%, 6/15/49	134,765
100,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class D, 3.197%, 12/15/49 (144A)	76,520
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	247,492
1,600,000(c)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.179%, 6/15/51	10,625
225,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	208,921
500,000(a)	Med Trust, Series 2021-MDLN, Class E, 4.475% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	471,128
225,000(a)	Med Trust, Series 2021-MDLN, Class F, 5.325% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	210,379
60,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class C, 4.267%, 3/15/48	49,715
250,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	240,926
9,582(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M7, 3.324% (1 Month USD
	LIBOR + 170 bps), 10/15/49 (144A)	9,381
85,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	80,565
225,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 4.574% (1 Month USD LIBOR +
	295 bps), 11/25/36 (144A)	207,538
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 4.648% (SOFR30A + 370 bps),
	1/25/37 (144A)	197,374
550,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	426,623
615,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 4.211% (1 Month Term
	SOFR + 293 bps), 5/15/37 (144A)	593,220
226,934	Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A3, 3.294%, 1/15/59	220,680
186,396	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3, 2.684%, 10/15/49	177,002
135,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4, 4.012%, 3/15/51	133,171
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $14,160,750)	$ 13,051,439
	CORPORATE BONDS — 29.6% of Net Assets
	Advertising — 0.4%
407,000	Interpublic Group of Cos., Inc., 4.75%, 3/30/30	$ 400,232
255,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	204,900
	Total Advertising	$ 605,132

16 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Aerospace & Defense — 0.9%
774,000	Boeing Co., 3.75%, 2/1/50	$ 543,176
480,000	Boeing Co., 3.90%, 5/1/49	342,337
125,000	Boeing Co., 5.805%, 5/1/50	115,671
405,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	351,966
	Total Aerospace & Defense	$ 1,353,150
	Airlines — 0.4%
20,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 16,918
217,512	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	198,009
45,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	37,598
85,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	80,404
144,223	JetBlue 2019-1 Class AA Pass Through Trust, 2.75%, 5/15/32	125,030
55,012	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	51,202
80,510	United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 1/15/26	76,515
50,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	44,625
50,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	42,094
	Total Airlines	$ 672,395
	Auto Manufacturers — 0.4%
200,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	$ 155,000
225,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	223,875
216,000	General Motors Co., 6.60%, 4/1/36	219,252
	Total Auto Manufacturers	$ 598,127
	Auto Parts & Equipment — 0.1%
105,000	Dana, Inc., 4.25%, 9/1/30	$ 81,501
	Total Auto Parts & Equipment	$ 81,501
	Banks — 8.2%
600,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 512,381
200,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	160,859
535,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	525,052
200,000	Banco do Brasil SA, 3.25%, 9/30/26 (144A)	180,750
318,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	304,199
200,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	173,822
600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	475,863
375,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	310,176
663,000(c)	Bank of America Corp., 2.884% (3 Month USD LIBOR + 119 bps), 10/22/30	580,276
590,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	543,895
255,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	213,746
390,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	315,121
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	196,451
250,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	203,443
185,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	182,661
400,000(c)(e)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	398,772
235,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	194,110
286,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	278,132
215,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	207,526
150,000	HSBC Bank Plc, 7.65%, 5/1/25	160,358

The accompanying notes are an integral part of these financial statements. 17

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Banks — (continued)
355,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	$ 299,010
375,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	307,720
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	187,211
635,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	433,006
305,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	253,195
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	88,709
400,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	392,397
335,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	270,207
195,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	159,512
305,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	296,143
645,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	475,047
210,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	185,601
200,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	141,848
200,000(c)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	155,000
225,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	215,301
575,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	471,753
70,000(c)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	69,185
280,000	Toronto-Dominion Bank, 4.456%, 6/8/32	277,710
415,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	338,715
700,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	626,814
240,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	194,378
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	184,120
595,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	486,189
	Total Banks	$ 12,626,364
	Beverages — 0.3%
404,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$ 414,987
	Total Beverages	$ 414,987
	Biotechnology — 0.3%
82,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 73,070
175,000	CSL Finance Plc, 4.25%, 4/27/32 (144A)	171,578
200,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	173,500
	Total Biotechnology	$ 418,148
	Building Materials — 0.3%
180,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 160,650
150,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	116,554
20,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	16,095
190,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	149,863
10,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	8,725
	Total Building Materials	$ 451,887
	Chemicals — 0.8%
565,000	Albemarle Corp., 5.65%, 6/1/52	$ 568,190
75,000	Ingevity Corp., 3.875%, 11/1/28 (144A)	62,812
103,000	NOVA Chemicals Corp., 5.25%, 6/1/27 (144A)	88,343
341,000	Olin Corp., 5.00%, 2/1/30	294,522
35,000	Olin Corp., 5.625%, 8/1/29	31,194
200,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	160,958
	Total Chemicals	$ 1,206,019

18 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Commercial Services — 0.5%
123,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 112,587
115,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	88,550
220,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	189,200
180,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	150,344
200,000	Sotheby’s, 7.375%, 10/15/27 (144A)	185,313
	Total Commercial Services	$ 725,994
	Cosmetics/Personal Care — 0.1%
120,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 109,188
	Total Cosmetics/Personal Care	$ 109,188
	Diversified Financial Services — 2.1%
225,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 179,810
265,000	Air Lease Corp., 2.10%, 9/1/28	212,835
165,000	Air Lease Corp., 2.875%, 1/15/32	128,944
215,000	Air Lease Corp., 3.125%, 12/1/30	176,222
395,000	Ally Financial, Inc., 4.75%, 6/9/27	379,859
30,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	28,747
225,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	183,937
289,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	275,966
310,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	305,219
485,000	Nomura Holdings, Inc., 2.999%, 1/22/32	395,023
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	225,576
140,000	OneMain Finance Corp., 3.50%, 1/15/27	112,000
404,000	OneMain Finance Corp., 4.00%, 9/15/30	299,085
100,000(a)	OWS Cre Funding I LLC, 6.613% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	98,644
283,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	216,673
	Total Diversified Financial Services	$ 3,218,540
	Electric — 1.5%
280,000	AES Corp., 2.45%, 1/15/31	$ 225,784
100,000	AES Corp., 3.95%, 7/15/30 (144A)	90,170
210,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	174,296
699,000	Calpine Corp., 3.75%, 3/1/31 (144A)	565,072
35,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	27,653
290,000	NRG Energy, Inc., 2.45%, 12/2/27 (144A)	249,348
255,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	202,542
40,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28 (144A)	35,040
255,000	Puget Energy, Inc., 2.379%, 6/15/28	223,336
240,000	Puget Energy, Inc., 4.10%, 6/15/30	223,614
55,000	Puget Energy, Inc., 4.224%, 3/15/32	50,845
284,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	261,773
55,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	46,015
	Total Electric	$ 2,375,488
	Electrical Components & Equipments — 0.0%†
65,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 56,956
	Total Electrical Components & Equipments	$ 56,956
	Electronics — 0.0%†
70,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 58,100
	Total Electronics	$ 58,100

The accompanying notes are an integral part of these financial statements. 19

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Energy-Alternate Sources — 0.2%
266,075	Adani Renewable Energy RJ, Ltd./Kodangal Solar Parks Pvt, Ltd./Wardha Solar Maharash,
	4.625%, 10/15/39 (144A)	$ 197,694
37,338	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	38,906
	Total Energy-Alternate Sources	$ 236,600
	Engineering & Construction — 0.1%
133,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	$ 116,281
105,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	80,638
	Total Engineering & Construction	$ 196,919
	Entertainment — 0.2%
400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 325,835
	Total Entertainment	$ 325,835
	Food — 0.7%
75,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30 (144A)	$ 64,338
120,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29 (144A)	101,364
110,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	84,476
210,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	199,981
235,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	187,911
60,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)	57,450
220,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	174,198
200,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	166,223
21,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	20,668
	Total Food	$ 1,056,609
	Forest Products & Paper — 0.0%†
80,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 68,987
	Total Forest Products & Paper	$ 68,987
	Gas — 0.2%
110,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 102,331
174,162	Nakilat, Inc., 6.267%, 12/31/33 (144A)	189,175
	Total Gas	$ 291,506
	Hand/Machine Tools — 0.1%
125,000	Kennametal, Inc., 2.80%, 3/1/31	$ 101,420
	Total Hand/Machine Tools	$ 101,420
	Healthcare-Products — 0.2%
77,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 75,165
348,000	Smith & Nephew Plc, 2.032%, 10/14/30	277,617
	Total Healthcare-Products	$ 352,782
	Healthcare-Services — 0.4%
140,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 133,681
525,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	416,140
80,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	75,402
	Total Healthcare-Services	$ 625,223

20 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Insurance — 1.6%
57,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 47,922
90,000	AXA SA, 8.60%, 12/15/30	105,519
470,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	410,346
100,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	98,855
340,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	307,564
645,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	780,745
475,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	402,370
355,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	287,883
86,000	Primerica, Inc., 2.80%, 11/19/31	72,167
26,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	30,705
	Total Insurance	$ 2,544,076
	Iron & Steel — 0.1%
75,000	Cleveland-Cliffs, Inc., 4.875%, 3/1/31 (144A)	$ 66,125
95,000	Commercial Metals Co., 4.375%, 3/15/32	77,812
35,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	34,269
40,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	39,400
	Total Iron & Steel	$ 217,606
	Lodging — 0.5%
520,000	Marriott International, Inc., 3.50%, 10/15/32	$ 449,858
100,000	Marriott International, Inc., 4.625%, 6/15/30	96,089
220,000	Sands China, Ltd., 4.875%, 6/18/30	159,751
	Total Lodging	$ 705,698
	Machinery-Construction & Mining — 0.1%
205,000	Weir Group Plc, 2.20%, 5/13/26 (144A)	$ 180,446
	Total Machinery-Construction & Mining	$ 180,446
	Media — 0.3%
40,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 31,600
275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	235,421
135,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	120,709
200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	134,000
33,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	3,960
	Total Media	$ 525,690
	Mining — 0.6%
220,000	Anglo American Capital Plc, 2.25%, 3/17/28 (144A)	$ 190,324
200,000	Anglo American Capital Plc, 4.75%, 3/16/52 (144A)	172,794
335,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	275,795
266,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	215,737
40,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	36,000
65,000	Novelis Corp., 3.875%, 8/15/31 (144A)	49,839
	Total Mining	$ 940,489
	Miscellaneous Manufacturing — 0.3%
450,000	GE Capital Funding LLC, 4.55%, 5/15/32	$ 435,239
	Total Miscellaneous Manufacturing	$ 435,239

The accompanying notes are an integral part of these financial statements. 21

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Multi-National — 0.2%
200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 171,816
230,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	190,900
	Total Multi-National	$ 362,716
	Oil & Gas — 0.9%
640,000	Lundin Energy Finance BV, 3.10%, 7/15/31 (144A)	$ 530,876
125,000	Petroleos Mexicanos, 6.70%, 2/16/32	95,312
450,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	428,457
312,000	Valero Energy Corp., 6.625%, 6/15/37	340,136
	Total Oil & Gas	$ 1,394,781
	Pharmaceuticals — 0.5%
60,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 50,574
166,000	Bausch Health Americas, Inc., 9.25%, 4/1/26 (144A)	118,690
286,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	234,520
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	164,750
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/25	194,976
	Total Pharmaceuticals	$ 763,510
	Pipelines — 1.9%
75,000	Boardwalk Pipelines LP, 3.60%, 9/1/32	$ 63,591
170,000	DCP Midstream Operating LP, 5.375%, 7/15/25	165,325
84,000	DCP Midstream Operating LP, 5.60%, 4/1/44	67,882
40,000	Energy Transfer LP, 4.15%, 9/15/29	36,692
479,000	Energy Transfer LP, 4.95%, 5/15/28	468,985
224,000	Energy Transfer LP, 5.35%, 5/15/45	195,944
140,000	Energy Transfer LP, 6.00%, 6/15/48	132,210
477,000(c)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	409,338
20,000	EnLink Midstream LLC, 5.375%, 6/1/29	17,502
280,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	198,167
134,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	94,853
53,000	Hess Midstream Operations LP, 5.50%, 10/15/30 (144A)	47,567
340,000	MPLX LP, 4.25%, 12/1/27	328,608
230,000	MPLX LP, 4.95%, 3/14/52	201,043
230,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	192,138
89,000	Williams Cos., Inc., 7.75%, 6/15/31	104,471
250,000	Williams Cos., Inc., 7.50%, 1/15/31	287,826
	Total Pipelines	$ 3,012,142
	Real Estate — 0.1%
175,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 136,938
	Total Real Estate	$ 136,938
	REITs — 1.5%
25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$ 24,657
130,000	Corporate Office Properties LP, 2.00%, 1/15/29	104,992
195,000	Corporate Office Properties LP, 2.75%, 4/15/31	158,014
140,000	Corporate Office Properties LP, 2.90%, 12/1/33	108,729
64,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	51,343
164,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	141,040

22 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	REITs — (continued)
255,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30	$ 220,166
63,000	Highwoods Realty LP, 2.60%, 2/1/31	51,873
290,000	Highwoods Realty LP, 3.625%, 1/15/23	290,209
105,000	Highwoods Realty LP, 4.125%, 3/15/28	100,518
193,000	Iron Mountain, Inc., 4.50%, 2/15/31 (144A)	157,709
38,000	iStar, Inc., 4.25%, 8/1/25	35,055
285,000	LXP Industrial Trust, 2.375%, 10/1/31	220,986
165,000	LXP Industrial Trust, 2.70%, 9/15/30	135,767
235,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	231,459
120,000	Sun Communities Operating LP, 2.30%, 11/1/28	102,844
180,000	UDR, Inc., 4.40%, 1/26/29	178,015
	Total REITs	$ 2,313,376
	Retail — 0.7%
55,000	AutoNation, Inc., 1.95%, 8/1/28	$ 45,843
55,000	AutoNation, Inc., 2.40%, 8/1/31	42,546
245,000	AutoNation, Inc., 3.85%, 3/1/32	211,684
125,000	AutoNation, Inc., 4.75%, 6/1/30	117,853
27,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	21,957
375,000	Dollar Tree, Inc., 2.65%, 12/1/31	309,882
295,000	Lowe’s Cos., Inc., 3.75%, 4/1/32	274,461
	Total Retail	$ 1,024,226
	Semiconductors — 0.6%
35,000	Broadcom, Inc., 3.137%, 11/15/35 (144A)	$ 26,780
475,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	362,462
130,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	117,813
100,000	Broadcom, Inc., 4.30%, 11/15/32	91,084
313,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	257,768
	Total Semiconductors	$ 855,907
	Software — 0.5%
485,000	Autodesk, Inc., 2.40%, 12/15/31	$ 397,123
459,000	Broadridge Financial Solutions, Inc., 2.60%, 5/1/31	383,851
	Total Software	$ 780,974
	Telecommunications — 0.7%
255,000	Altice France SA, 5.50%, 1/15/28 (144A)	$ 202,088
70,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	59,675
40,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	33,875
315,000	Motorola Solutions, Inc., 2.30%, 11/15/30	247,099
150,000	Motorola Solutions, Inc., 5.60%, 6/1/32	151,298
198,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	197,010
145,000	T-Mobile USA, Inc., 2.55%, 2/15/31	122,332
175,000	T-Mobile USA, Inc., 2.70%, 3/15/32 (144A)	147,250
	Total Telecommunications	$ 1,160,627
	Trucking & Leasing — 0.1%
225,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 220,878
	Total Trucking & Leasing	$ 220,878
	TOTAL CORPORATE BONDS
	(Cost $53,245,291)	$ 45,803,176

The accompanying notes are an integral part of these financial statements. 23

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
CONVERTIBLE PREFERRED STOCKS — 1.5% of Net Assets
Banks — 1.5%
267(e)	Bank of America Corp., 7.25%	$ 321,602
1,667(e)	Wells Fargo & Co., 7.50%	2,026,255
	Total Banks	$ 2,347,857
TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $2,678,008)	$ 2,347,857
Principal
Amount
USD ($)
MUNICIPAL BONDS — 0.8% of Net Assets(f)
Arizona — 0.1%
90,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 70,404
	Total Arizona	$ 70,404
California — 0.1%
95,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	$ 73,653
45,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	43,321
	Total California	$ 116,974
Florida — 0.0%†
70,000	South Broward Hospital District, South Broward Hospital District Obligated Group, Series A,
	2.50%, 5/1/47	$ 48,948
	Total Florida	$ 48,948
Georgia — 0.0%†
40,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project,
	Series A, 3.00%, 2/15/51	$ 30,355
	Total Georgia	$ 30,355
Massachusetts — 0.0%†
75,000(g)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 60,732
	Total Massachusetts	$ 60,732
Missouri — 0.0%†
20,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health System, Series A,
	3.00%, 7/1/38	$ 17,256
	Total Missouri	$ 17,256
Nebraska — 0.1%
35,000(g)	Lancaster County School District 001, 2.00%, 1/15/43	$ 24,400
135,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	103,800
	Total Nebraska	$ 128,200
New Jersey — 0.1%
45,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated
	Group Issue, 3.00%, 7/1/46	$ 36,390
100,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group
	Issue, 3.00%, 7/1/51	79,341
	Total New Jersey	$ 115,731
New York — 0.0%†
75,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 57,781
	Total New York	$ 57,781

24 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
North Carolina — 0.1%
70,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue,
	Series A, 4.00%, 7/1/47	$ 69,371
	Total North Carolina	$ 69,371
Oregon — 0.0%†
65,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 50,789
	Total Oregon	$ 50,789
Pennsylvania — 0.1%
140,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University,
	Series B, 4.00%, 5/1/56	$ 124,631
30,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	23,222
	Total Pennsylvania	$ 147,853
Tennessee — 0.0%†
10,000	City of Memphis TN Water Revenue, Memphis Light, Gas and Water Division, 3.00%, 12/1/45	$ 8,267
	Total Tennessee	$ 8,267
Texas — 0.1%
130,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital, 3.00%, 10/1/51	$ 103,065
45,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	40,324
	Total Texas	$ 143,389
Virginia — 0.1%
30,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 28,379
55,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	44,487
25,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A,
	3.00%, 11/1/46	19,794
95,000	Virginia College Building Authority, Series C, 3.00%, 9/1/51	75,750
50,000	Virginia Commonwealth Transportation Board, Transportation Capital Projects, 4.00%, 5/15/32	51,015
	Total Virginia	$ 219,425
TOTAL MUNICIPAL BONDS
	(Cost $1,260,656)	$ 1,285,475
Face
Amount
USD ($)
INSURANCE-LINKED SECURITIES — 0.0%† of Net Assets#
Reinsurance Sidecars — 0.0%†
Multiperil – Worldwide — 0.0%†
25,723(h)(i)+	Lorenz Re 2019, 6/30/23	$ 2,984
	Total Reinsurance Sidecars	$ 2,984
TOTAL INSURANCE-LINKED SECURITIES
	(Cost $8,066)	$ 2,984
Principal
Amount
USD ($)
FOREIGN GOVERNMENT BOND — 0.2% of Net Assets
Mexico — 0.2%
475,000	Mexico Government International Bond, 4.600%, 2/10/48	$ 370,989
	Total Mexico	$ 370,989
TOTAL FOREIGN GOVERNMENT BOND
	(Cost $439,261)	$ 370,989

The accompanying notes are an integral part of these financial statements. 25

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 50.4% of Net Assets
958,512	Fannie Mae, 1.500%, 11/1/41	$ 823,243
585,095	Fannie Mae, 1.500%, 1/1/42	502,470
389,576	Fannie Mae, 1.500%, 1/1/42	334,618
490,406	Fannie Mae, 1.500%, 2/1/42	421,273
196,922	Fannie Mae, 1.500%, 3/1/42	169,133
649,614	Fannie Mae, 2.000%, 12/1/41	582,007
494,764	Fannie Mae, 2.000%, 4/1/42	443,283
335,806	Fannie Mae, 2.000%, 11/1/51	294,196
7,000,000	Fannie Mae, 2.000%, 7/1/52 (TBA)	6,087,676
11,058	Fannie Mae, 2.500%, 7/1/30	10,862
10,138	Fannie Mae, 2.500%, 7/1/30	9,958
17,923	Fannie Mae, 2.500%, 7/1/30	17,605
35,646	Fannie Mae, 2.500%, 2/1/43	32,521
7,810	Fannie Mae, 2.500%, 2/1/43	7,068
6,495	Fannie Mae, 2.500%, 3/1/43	5,926
6,906	Fannie Mae, 2.500%, 8/1/43	6,303
17,922	Fannie Mae, 2.500%, 4/1/45	16,292
22,468	Fannie Mae, 2.500%, 4/1/45	20,423
8,694	Fannie Mae, 2.500%, 4/1/45	7,902
16,357	Fannie Mae, 2.500%, 4/1/45	14,872
6,850	Fannie Mae, 2.500%, 4/1/45	6,226
9,211	Fannie Mae, 2.500%, 4/1/45	8,373
22,319	Fannie Mae, 2.500%, 4/1/45	20,291
19,960	Fannie Mae, 2.500%, 8/1/45	18,104
654,978	Fannie Mae, 2.500%, 10/1/51	591,249
966,138	Fannie Mae, 2.500%, 12/1/51	874,478
973,887	Fannie Mae, 2.500%, 1/1/52	882,099
8,000,000	Fannie Mae, 2.500%, 7/1/52 (TBA)	7,208,125
7,427	Fannie Mae, 3.000%, 3/1/29	7,409
38,534	Fannie Mae, 3.000%, 10/1/30	38,439
20,816	Fannie Mae, 3.000%, 8/1/42	19,927
189,170	Fannie Mae, 3.000%, 8/1/42	181,109
47,524	Fannie Mae, 3.000%, 9/1/42	45,502
85,879	Fannie Mae, 3.000%, 11/1/42	82,213
38,656	Fannie Mae, 3.000%, 12/1/42	37,006
40,975	Fannie Mae, 3.000%, 4/1/43	39,197
39,231	Fannie Mae, 3.000%, 5/1/43	37,544
81,241	Fannie Mae, 3.000%, 5/1/43	77,722
10,828	Fannie Mae, 3.000%, 5/1/43	10,367
15,976	Fannie Mae, 3.000%, 8/1/43	15,242
12,727	Fannie Mae, 3.000%, 9/1/43	12,162
14,474	Fannie Mae, 3.000%, 3/1/45	13,811
17,567	Fannie Mae, 3.000%, 4/1/45	16,739
99,869	Fannie Mae, 3.000%, 6/1/45	95,179
95,047	Fannie Mae, 3.000%, 3/1/47	90,205
144,586	Fannie Mae, 3.000%, 4/1/50	137,625

26 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
97,595	Fannie Mae, 3.000%, 8/1/50	$ 92,982
342,491	Fannie Mae, 3.000%, 11/1/50	326,010
479,555	Fannie Mae, 3.000%, 1/1/52	451,494
199,023	Fannie Mae, 3.000%, 3/1/52	186,009
638,997	Fannie Mae, 3.000%, 3/1/52	605,068
464,377	Fannie Mae, 3.000%, 4/1/52	436,692
2,000,000	Fannie Mae, 3.000%, 7/1/52 (TBA)	1,864,961
1,000,000	Fannie Mae, 3.500%, 7/1/37 (TBA)	994,727
8,781	Fannie Mae, 3.500%, 11/1/40	8,654
5,887	Fannie Mae, 3.500%, 10/1/41	5,809
63,094	Fannie Mae, 3.500%, 6/1/42	62,097
25,108	Fannie Mae, 3.500%, 7/1/42	24,663
26,177	Fannie Mae, 3.500%, 8/1/42	25,765
24,045	Fannie Mae, 3.500%, 8/1/42	23,665
50,794	Fannie Mae, 3.500%, 5/1/44	49,994
26,658	Fannie Mae, 3.500%, 12/1/44	26,227
127,805	Fannie Mae, 3.500%, 2/1/45	126,116
65,371	Fannie Mae, 3.500%, 6/1/45	64,154
117,596	Fannie Mae, 3.500%, 8/1/45	116,449
129,204	Fannie Mae, 3.500%, 9/1/45	126,521
29,548	Fannie Mae, 3.500%, 9/1/45	28,907
22,437	Fannie Mae, 3.500%, 9/1/45	22,141
151,146	Fannie Mae, 3.500%, 11/1/45	149,672
35,358	Fannie Mae, 3.500%, 5/1/46	34,627
6,762	Fannie Mae, 3.500%, 10/1/46	6,622
132,716	Fannie Mae, 3.500%, 1/1/47	129,974
102,319	Fannie Mae, 3.500%, 1/1/47	100,201
104,294	Fannie Mae, 3.500%, 12/1/47	102,143
56,214	Fannie Mae, 3.500%, 7/1/51	54,619
29,555	Fannie Mae, 3.500%, 8/1/51	28,505
37,959	Fannie Mae, 3.500%, 9/1/51	36,631
31,856	Fannie Mae, 3.500%, 2/1/52	30,741
23,903	Fannie Mae, 3.500%, 2/1/52	23,052
54,812	Fannie Mae, 3.500%, 4/1/52	52,862
29,917	Fannie Mae, 3.500%, 4/1/52	28,886
48,340	Fannie Mae, 3.500%, 4/1/52	46,663
43,865	Fannie Mae, 3.500%, 4/1/52	42,302
107,544	Fannie Mae, 3.500%, 4/1/52	103,764
273,788	Fannie Mae, 3.500%, 4/1/52	264,633
296,994	Fannie Mae, 3.500%, 5/1/52	287,012
1,000,000	Fannie Mae, 3.500%, 7/1/52 (TBA)	963,164
108,317	Fannie Mae, 4.000%, 10/1/40	109,682
13,162	Fannie Mae, 4.000%, 12/1/40	13,328
1,943	Fannie Mae, 4.000%, 11/1/41	1,963
2,616	Fannie Mae, 4.000%, 12/1/41	2,644
71,032	Fannie Mae, 4.000%, 1/1/42	71,922

The accompanying notes are an integral part of these financial statements. 27

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
22,312	Fannie Mae, 4.000%, 1/1/42	$ 22,592
1,555	Fannie Mae, 4.000%, 1/1/42	1,575
17,970	Fannie Mae, 4.000%, 2/1/42	18,195
22,342	Fannie Mae, 4.000%, 4/1/42	22,622
47,184	Fannie Mae, 4.000%, 5/1/42	47,777
65,250	Fannie Mae, 4.000%, 7/1/42	66,069
145,747	Fannie Mae, 4.000%, 8/1/42	148,241
47,042	Fannie Mae, 4.000%, 8/1/43	47,431
44,599	Fannie Mae, 4.000%, 11/1/43	44,968
5,045	Fannie Mae, 4.000%, 4/1/46	5,065
33,381	Fannie Mae, 4.000%, 7/1/46	33,613
57,092	Fannie Mae, 4.000%, 7/1/46	57,347
33,428	Fannie Mae, 4.000%, 8/1/46	33,661
8,224	Fannie Mae, 4.000%, 11/1/46	8,260
17,431	Fannie Mae, 4.000%, 11/1/46	17,571
41,590	Fannie Mae, 4.000%, 4/1/47	41,847
39,721	Fannie Mae, 4.000%, 4/1/47	39,973
18,968	Fannie Mae, 4.000%, 6/1/47	19,071
10,072	Fannie Mae, 4.000%, 6/1/47	10,099
16,891	Fannie Mae, 4.000%, 6/1/47	16,996
25,339	Fannie Mae, 4.000%, 6/1/47	25,441
11,744	Fannie Mae, 4.000%, 7/1/47	11,793
29,524	Fannie Mae, 4.000%, 7/1/47	29,658
52,375	Fannie Mae, 4.000%, 12/1/47	52,455
27,072	Fannie Mae, 4.000%, 8/1/48	27,091
11,708	Fannie Mae, 4.000%, 7/1/50	11,619
78,008	Fannie Mae, 4.000%, 11/1/50	77,268
30,325	Fannie Mae, 4.000%, 12/1/50	29,995
15,465	Fannie Mae, 4.000%, 1/1/51	15,295
19,892	Fannie Mae, 4.000%, 2/1/51	19,673
22,059	Fannie Mae, 4.000%, 4/1/51	21,820
53,837	Fannie Mae, 4.000%, 6/1/51	53,235
10,785	Fannie Mae, 4.000%, 7/1/51	10,720
57,555	Fannie Mae, 4.000%, 7/1/51	57,103
133,208	Fannie Mae, 4.000%, 7/1/51	131,674
192,027	Fannie Mae, 4.000%, 8/1/51	189,813
13,227	Fannie Mae, 4.500%, 11/1/40	13,633
2,208	Fannie Mae, 4.500%, 4/1/41	2,282
114,223	Fannie Mae, 4.500%, 5/1/41	117,734
100,537	Fannie Mae, 4.500%, 5/1/41	103,898
44,395	Fannie Mae, 4.500%, 5/1/41	45,883
222,910	Fannie Mae, 4.500%, 6/1/44	230,209
82,440	Fannie Mae, 4.500%, 5/1/49	84,389
56,771	Fannie Mae, 4.500%, 4/1/50	58,108
4,000,000	Fannie Mae, 4.500%, 7/1/52 (TBA)	4,020,469
31,168	Fannie Mae, 5.000%, 5/1/31	32,173

28 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
2,695	Fannie Mae, 5.000%, 6/1/40	$ 2,839
1,492	Fannie Mae, 5.000%, 7/1/40	1,560
2,000,000	Fannie Mae, 5.000%, 7/1/52 (TBA)	2,042,891
2,755	Fannie Mae, 5.500%, 9/1/33	2,921
3,395	Fannie Mae, 5.500%, 12/1/34	3,564
11,368	Fannie Mae, 5.500%, 10/1/35	12,145
2,159	Fannie Mae, 6.000%, 9/1/29	2,311
515	Fannie Mae, 6.000%, 10/1/32	542
2,133	Fannie Mae, 6.000%, 11/1/32	2,245
5,702	Fannie Mae, 6.000%, 11/1/32	5,998
7,006	Fannie Mae, 6.000%, 4/1/33	7,441
2,476	Fannie Mae, 6.000%, 5/1/33	2,606
3,637	Fannie Mae, 6.000%, 6/1/33	3,827
10,338	Fannie Mae, 6.000%, 7/1/34	11,005
1,505	Fannie Mae, 6.000%, 9/1/34	1,595
424	Fannie Mae, 6.000%, 7/1/38	446
593	Fannie Mae, 6.500%, 4/1/29	657
1,224	Fannie Mae, 6.500%, 1/1/32	1,286
787	Fannie Mae, 6.500%, 2/1/32	841
1,421	Fannie Mae, 6.500%, 3/1/32	1,495
2,411	Fannie Mae, 6.500%, 4/1/32	2,531
1,483	Fannie Mae, 6.500%, 8/1/32	1,573
872	Fannie Mae, 6.500%, 8/1/32	917
16,654	Fannie Mae, 6.500%, 7/1/34	17,802
495	Fannie Mae, 7.000%, 11/1/29	496
410	Fannie Mae, 7.000%, 9/1/30	411
320	Fannie Mae, 7.000%, 7/1/31	324
1,243	Fannie Mae, 7.000%, 1/1/32	1,358
290	Fannie Mae, 7.500%, 2/1/31	315
2,057	Fannie Mae, 8.000%, 10/1/30	2,241
483,730	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	415,296
98,214	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	84,320
98,213	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	84,319
484,580	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	416,025
194,940	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	167,363
292,799	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	251,379
98,263	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	84,362
1,000,839	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	903,928
282,307	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	254,883
18,691	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	18,662
10,013	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	9,594
16,447	Federal Home Loan Mortgage Corp., 3.000%, 9/1/42	15,760
87,893	Federal Home Loan Mortgage Corp., 3.000%, 11/1/42	84,222
20,676	Federal Home Loan Mortgage Corp., 3.000%, 1/1/43	19,806
56,767	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	54,342
34,759	Federal Home Loan Mortgage Corp., 3.000%, 2/1/43	33,307

The accompanying notes are an integral part of these financial statements. 29

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
30,502	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	$ 29,218
85,829	Federal Home Loan Mortgage Corp., 3.000%, 4/1/43	82,181
33,142	Federal Home Loan Mortgage Corp., 3.000%, 5/1/43	31,726
71,882	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	68,314
27,998	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	26,602
23,262	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	22,084
99,536	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	93,028
195,645	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	182,686
456,957	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	427,966
21,354	Federal Home Loan Mortgage Corp., 3.500%, 7/1/29	21,404
6,378	Federal Home Loan Mortgage Corp., 3.500%, 10/1/40	6,291
21,396	Federal Home Loan Mortgage Corp., 3.500%, 5/1/42	21,078
19,207	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	18,921
23,736	Federal Home Loan Mortgage Corp., 3.500%, 10/1/42	23,383
95,966	Federal Home Loan Mortgage Corp., 3.500%, 6/1/45	94,380
82,035	Federal Home Loan Mortgage Corp., 3.500%, 10/1/45	80,543
140,547	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	137,762
96,721	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	95,530
149,287	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	147,067
127,234	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	125,360
171,636	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	168,232
9,221	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	9,024
116,677	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	112,983
89,733	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	86,598
33,876	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	32,730
100,420	Federal Home Loan Mortgage Corp., 4.000%, 11/1/41	101,773
65,790	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	66,680
9,323	Federal Home Loan Mortgage Corp., 4.000%, 5/1/46	9,385
35,987	Federal Home Loan Mortgage Corp., 4.000%, 6/1/46	36,274
43,293	Federal Home Loan Mortgage Corp., 4.000%, 7/1/46	43,691
39,858	Federal Home Loan Mortgage Corp., 4.000%, 8/1/46	40,078
11,971	Federal Home Loan Mortgage Corp., 4.000%, 3/1/47	12,037
56,449	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	56,723
111,125	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	111,790
66,827	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	67,332
30,905	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	31,084
20,379	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	20,498
54,927	Federal Home Loan Mortgage Corp., 4.000%, 5/1/47	55,252
11,340	Federal Home Loan Mortgage Corp., 4.000%, 6/1/47	11,398
14,911	Federal Home Loan Mortgage Corp., 4.000%, 7/1/47	14,996
46,759	Federal Home Loan Mortgage Corp., 4.000%, 10/1/47	46,884
26,332	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	26,325
39,170	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	39,153
12,917	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	12,839
12,817	Federal Home Loan Mortgage Corp., 4.000%, 2/1/51	12,722

30 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
37,046	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	$ 36,771
86,247	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	85,273
13,676	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	13,535
18,348	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	18,204
118,161	Federal Home Loan Mortgage Corp., 4.500%, 7/1/49	119,210
169,880	Federal Home Loan Mortgage Corp., 4.500%, 8/1/49	171,390
1,859	Federal Home Loan Mortgage Corp., 5.000%, 9/1/38	1,960
2,044	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	2,155
4,260	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	4,492
10,480	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	11,050
5,368	Federal Home Loan Mortgage Corp., 5.500%, 9/1/33	5,762
6,879	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	7,400
1,321	Federal Home Loan Mortgage Corp., 6.000%, 11/1/32	1,391
2,348	Federal Home Loan Mortgage Corp., 6.000%, 12/1/32	2,494
4,621	Federal Home Loan Mortgage Corp., 6.000%, 2/1/33	5,049
2,605	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	2,759
512	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	546
1,365	Federal Home Loan Mortgage Corp., 6.500%, 1/1/29	1,444
638	Federal Home Loan Mortgage Corp., 6.500%, 4/1/31	685
3,138	Federal Home Loan Mortgage Corp., 6.500%, 10/1/31	3,298
807	Federal Home Loan Mortgage Corp., 6.500%, 2/1/32	857
4,835	Federal Home Loan Mortgage Corp., 6.500%, 4/1/32	5,211
2,054	Federal Home Loan Mortgage Corp., 6.500%, 7/1/32	2,197
674	Federal Home Loan Mortgage Corp., 7.000%, 2/1/31	729
1,056	Federal Home Loan Mortgage Corp., 7.000%, 4/1/32	1,135
935	Federal Home Loan Mortgage Corp., 7.500%, 8/1/31	1,000
2,615,000	Government National Mortgage Association, 2.500%, 7/20/52 (TBA)	2,397,322
1,800,000	Government National Mortgage Association, 3.000%, 7/20/52 (TBA)	1,698,152
489,000	Government National Mortgage Association, 4.000%, 7/20/52 (TBA)	487,415
1,000,000	Government National Mortgage Association, 4.500%, 7/20/52 (TBA)	1,015,625
100,912	Government National Mortgage Association I, 3.500%, 11/15/41	100,898
34,933	Government National Mortgage Association I, 3.500%, 8/15/42	34,928
11,675	Government National Mortgage Association I, 3.500%, 10/15/42	11,673
37,151	Government National Mortgage Association I, 3.500%, 1/15/45	37,146
26,286	Government National Mortgage Association I, 3.500%, 8/15/46	25,851
38,454	Government National Mortgage Association I, 4.000%, 1/15/25	40,218
54,006	Government National Mortgage Association I, 4.000%, 8/15/43	55,404
203,427	Government National Mortgage Association I, 4.000%, 3/15/44	205,929
13,390	Government National Mortgage Association I, 4.000%, 9/15/44	13,668
27,566	Government National Mortgage Association I, 4.000%, 4/15/45	28,136
44,013	Government National Mortgage Association I, 4.000%, 6/15/45	45,132
4,629	Government National Mortgage Association I, 4.000%, 7/15/45	4,747
6,738	Government National Mortgage Association I, 4.000%, 8/15/45	6,846
28,346	Government National Mortgage Association I, 4.500%, 5/15/39	29,601
875	Government National Mortgage Association I, 4.500%, 8/15/41	904

The accompanying notes are an integral part of these financial statements. 31

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
4,076	Government National Mortgage Association I, 5.500%, 3/15/33	$ 4,270
5,287	Government National Mortgage Association I, 5.500%, 7/15/33	5,734
14,157	Government National Mortgage Association I, 5.500%, 8/15/33	15,437
7,797	Government National Mortgage Association I, 5.500%, 10/15/34	8,227
4,043	Government National Mortgage Association I, 6.000%, 4/15/28	4,377
3,781	Government National Mortgage Association I, 6.000%, 2/15/29	3,989
5,249	Government National Mortgage Association I, 6.000%, 9/15/32	5,616
1,207	Government National Mortgage Association I, 6.000%, 10/15/32	1,272
12,326	Government National Mortgage Association I, 6.000%, 11/15/32	13,017
5,427	Government National Mortgage Association I, 6.000%, 11/15/32	5,796
3,374	Government National Mortgage Association I, 6.000%, 1/15/33	3,736
8,835	Government National Mortgage Association I, 6.000%, 12/15/33	9,412
4,855	Government National Mortgage Association I, 6.000%, 8/15/34	5,336
7,391	Government National Mortgage Association I, 6.000%, 8/15/34	7,786
626	Government National Mortgage Association I, 6.500%, 3/15/26	658
779	Government National Mortgage Association I, 6.500%, 6/15/28	819
1,836	Government National Mortgage Association I, 6.500%, 6/15/28	1,948
136	Government National Mortgage Association I, 6.500%, 2/15/29	143
5,314	Government National Mortgage Association I, 6.500%, 5/15/29	5,644
1,919	Government National Mortgage Association I, 6.500%, 5/15/29	2,049
7,767	Government National Mortgage Association I, 6.500%, 7/15/31	8,163
2,634	Government National Mortgage Association I, 6.500%, 9/15/31	2,768
4,943	Government National Mortgage Association I, 6.500%, 10/15/31	5,195
2,001	Government National Mortgage Association I, 6.500%, 12/15/31	2,103
1,025	Government National Mortgage Association I, 6.500%, 12/15/31	1,077
838	Government National Mortgage Association I, 6.500%, 4/15/32	881
293	Government National Mortgage Association I, 6.500%, 4/15/32	308
610	Government National Mortgage Association I, 6.500%, 6/15/32	641
1,195	Government National Mortgage Association I, 6.500%, 6/15/32	1,256
2,836	Government National Mortgage Association I, 6.500%, 7/15/32	2,981
9,534	Government National Mortgage Association I, 6.500%, 12/15/32	10,318
9,524	Government National Mortgage Association I, 7.000%, 7/15/26	9,672
801	Government National Mortgage Association I, 7.000%, 9/15/27	808
10,114	Government National Mortgage Association I, 7.000%, 2/15/28	10,294
2,218	Government National Mortgage Association I, 7.000%, 11/15/28	2,304
1,718	Government National Mortgage Association I, 7.000%, 1/15/29	1,800
1,319	Government National Mortgage Association I, 7.000%, 6/15/29	1,331
300	Government National Mortgage Association I, 7.000%, 7/15/29	302
1,287	Government National Mortgage Association I, 7.000%, 7/15/29	1,335
519	Government National Mortgage Association I, 7.000%, 12/15/30	524
1,334	Government National Mortgage Association I, 7.000%, 2/15/31	1,346
1,445	Government National Mortgage Association I, 7.000%, 8/15/31	1,576
2,056	Government National Mortgage Association I, 7.000%, 5/15/32	2,061
13	Government National Mortgage Association I, 7.500%, 10/15/22	13
1,408	Government National Mortgage Association I, 7.500%, 10/15/29	1,429
3,054	Government National Mortgage Association II, 3.500%, 3/20/45	2,997
4,779	Government National Mortgage Association II, 3.500%, 4/20/45	4,728

32 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS — (continued)
16,646	Government National Mortgage Association II, 3.500%, 4/20/45	$ 16,444
7,811	Government National Mortgage Association II, 3.500%, 4/20/45	7,717
37,814	Government National Mortgage Association II, 3.500%, 1/20/46	37,412
19,157	Government National Mortgage Association II, 3.500%, 3/20/46	18,953
71,346	Government National Mortgage Association II, 3.500%, 11/20/46	69,912
9,358	Government National Mortgage Association II, 4.000%, 8/20/39	9,524
11,448	Government National Mortgage Association II, 4.000%, 7/20/42	11,651
142,712	Government National Mortgage Association II, 4.000%, 7/20/44	144,024
14,063	Government National Mortgage Association II, 4.000%, 9/20/44	14,192
15,237	Government National Mortgage Association II, 4.000%, 3/20/46	15,246
44,725	Government National Mortgage Association II, 4.000%, 10/20/46	45,136
36,850	Government National Mortgage Association II, 4.000%, 2/20/48	37,056
45,660	Government National Mortgage Association II, 4.000%, 4/20/48	45,913
4,227	Government National Mortgage Association II, 4.500%, 9/20/41	4,426
24,455	Government National Mortgage Association II, 4.500%, 5/20/43	25,594
75,466	Government National Mortgage Association II, 4.500%, 1/20/44	79,697
49,621	Government National Mortgage Association II, 4.500%, 9/20/44	51,556
19,289	Government National Mortgage Association II, 4.500%, 10/20/44	20,220
38,659	Government National Mortgage Association II, 4.500%, 11/20/44	40,566
101,721	Government National Mortgage Association II, 4.500%, 2/20/48	104,902
5,418	Government National Mortgage Association II, 6.000%, 11/20/33	5,884
992	Government National Mortgage Association II, 6.500%, 8/20/28	1,044
1,621	Government National Mortgage Association II, 6.500%, 12/20/28	1,705
1,022	Government National Mortgage Association II, 6.500%, 9/20/31	1,105
949	Government National Mortgage Association II, 7.000%, 5/20/26	981
3,258	Government National Mortgage Association II, 7.000%, 2/20/29	3,443
530	Government National Mortgage Association II, 7.000%, 1/20/31	570
245	Government National Mortgage Association II, 7.500%, 8/20/27	259
68	Government National Mortgage Association II, 8.000%, 8/20/25	70
13,300,000(j)	U.S. Treasury Bills, 7/5/22	13,298,278
7,200,000(j)	U.S. Treasury Bills, 7/7/22	7,199,116
4,500,000(j)	U.S. Treasury Bills, 7/12/22	4,498,625
2,300,000(j)	U.S. Treasury Bills, 7/19/22	2,298,780
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $78,773,075)	$ 77,939,921
Shares
	SHORT TERM INVESTMENTS — 2.2% of Net Assets
	Open-End Fund — 2.2%
3,480,620(k)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 3,480,620
		$ 3,480,620
	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,480,620)	$ 3,480,620
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 116.9%
	(Cost $194,550,309)	$181,034,681

The accompanying notes are an integral part of these financial statements. 33

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Change
in Net
			Net	Unrealized
		Dividend	Realized	Appreciation
		Income	Gain (Loss)	(Depreciation)	Value
AFFILIATED ISSUER — 1.8%
CLOSED-END FUND — 1.8% of Net Assets
327,907(l)	Pioneer ILS Interval Fund	$—	$—	$49,186	$ 2,747,859
TOTAL CLOSED-END FUND
	(Cost $3,317,382)				$ 2,747,859
TOTAL INVESTMENTS IN AFFILIATED ISSUER — 1.8%
	(Cost $3,317,382)				$ 2,747,859
	OTHER ASSETS AND LIABILITIES — (18.7)%				$ (28,973,696)
	NET ASSETS — 100.0%				$154,808,844

(TBA)	To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $62,425,581, or 40.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2022.
(b)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2022.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2022.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Consists of Revenue Bonds unless otherwise indicated.
(g)	Represents a General Obligation Bond.
(h)	Non-income producing security.
(i)	Issued as preference shares.
(j)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs to determine its value.
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$8,066	$2,984
% of Net assets			0.0%†

† Amount rounds to less than 0.1%.

34 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of		Expiration	Notional	Market	Unrealized
Contracts Long	Description	Date	Amount	Value	(Depreciation)
12	U.S. 2 Year Note (CBT)	9/30/22	$ 2,534,497	$ 2,520,188	$ (14,309)
184	U.S. 5 Year Note (CBT)	9/30/22	20,847,280	20,654,000	(193,280)
67	U.S. Ultra Bond (CBT)	9/21/22	10,542,517	10,341,031	(201,486)
			$33,924,294	$33,515,219	$(409,075)

					Unrealized
Number of		Expiration	Notional	Market	Appreciation
Contracts Short	Description	Date	Amount	Value	(Depreciation)
97	U.S. 10 Year Note (CBT)	9/21/22	$(11,630,981)	$(11,497,531)	$ 133,450
61	U.S. 10 Year Ultra Bond (CBT)	9/21/22	(7,884,462)	(7,769,875)	114,587
4	U.S. Long Bond (CBT)	9/21/22	(537,929)	(554,500)	(16,571)
			$(20,053,372)	$(19,821,906)	$ 231,466
TOTAL FUTURES CONTRACTS			$ 13,870,922	$ 13,693,313	$(177,609)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION

Notional		Pay/	Annual	Expiration	Premiums	Unrealized	Market
Amount ($)(1)	Reference Obligation/Index	Receive(2)	Fixed Rate	Date	Paid	Appreciation	Value
19,305,000	Markit CDX North America
	High Yield Series 38	Pay	5.00%	6/20/27	$360,450	$170,652	$531,102
TOTAL CENTRALLY CLEARED CREDIT DEFAULT
SWAP CONTRACTS – BUY PROTECTION					$360,450	$170,652	$531,102
TOTAL SWAP CONTRACTS					$360,450	$170,652	$531,102

(1) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

(2) Pays quarterly.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases	Sales
Long-Term U.S. Government Securities	$ —	$ 6,889,337
Other Long-Term Securities	$46,338,188	$33,474,954

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which the Adviser serves as the Portfolio’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

At June 30, 2022, the net unrealized depreciation on investments based on cost for federal tax purposes of $197,332,667 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 1,668,099
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,864,733)
Net unrealized depreciation	$(13,196,634)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The accompanying notes are an integral part of these financial statements. 35

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio’s investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 1,047,279	$ —	$ 1,047,279
Asset Backed Securities	—	9,479,109	—	9,479,109
Collateralized Mortgage Obligations	—	26,225,832	—	26,225,832
Commercial Mortgage-Backed Securities	—	13,051,439	—	13,051,439
Corporate Bonds	—	45,803,176	—	45,803,176
Convertible Preferred Stocks	2,347,857	—	—	2,347,857
Municipal Bonds	—	1,285,475	—	1,285,475
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	2,984	2,984
Foreign Government Bond	—	370,989	—	370,989
U.S. Government and Agency Obligations	—	77,939,921	—	77,939,921
Open-End Fund	3,480,620	—	—	3,480,620
Affiliated Closed-End Fund	—	2,747,859	—	2,747,859
Total Investments in Securities	$5,828,477	$177,951,079	$2,984	$183,782,540

Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (177,609)	$ —	$ —	$ (177,609)
Swap contracts, at value	—	531,102	—	531,102
Total Other Financial Instruments	$ (177,609)	$ 531,102	$ —	$ 353,493

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Insurance-
Linked
Securities
Balance as of 12/31/21	$ 844
Realized gain (loss)(1)	(9,548)
Changed in unrealized appreciation (depreciation)(2)	11,713
Accrued discounts/premiums	(25)
Purchases	—
Sales	—
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 6/30/22	$ 2,984

(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period value. For the six months ended June 30, 2022, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022: $2,165

36 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $194,550,309)	$ 181,034,681
Investments in affiliated issuers, at value (cost $3,317,382)	2,747,859
Cash	279,581
Futures collateral	938,047
Swaps collateral	635,318
Variation margin for futures contracts	123,062
Variation margin for centrally cleared swap contracts	42,838
Swap contracts, at value (net premiums paid $360,450)	531,102
Receivables —
Investment securities sold	13,909,298
Portfolio shares sold	787
Dividends	4,839
Interest	773,824
Other assets	320
Total assets	$ 201,021,556

LIABILITIES:
Payables —
Investment securities purchased	$ 46,028,046
Portfolio shares repurchased	112,759
Trustees' fees	303
Due to affiliates	12,725
Accrued expenses	58,879
Total liabilities	$ 46,212,712

NET ASSETS:
Paid-in capital	$ 173,601,251
Distributable earnings (loss)	(18,792,407)
Net assets	$ 154,808,844

NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $27,190,218/2,786,459 shares)	$ 9.76
Class ll (based on $127,618,626/13,049,575 shares)	$ 9.78

The accompanying notes are an integral part of these financial statements. 37

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $970)	$ 2,146,961
Dividends from unaffiliated issuers	72,191
Total Investment Income		$ 2,219,152
EXPENSES:
Management fees	$ 332,100
Administrative expenses	20,827
Distribution fees
Class ll	171,257
Custodian fees	4,760
Professional fees	38,624
Printing expense	10,926
Pricing fees	7,153
Trustees' fees	4,274
Miscellaneous	958
Total expenses		$ 590,879
Less fees waived and expenses reimbursed by the Adviser		(23,668)
Net expenses		$ 567,211
Net investment income		$ 1,651,941
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (4,225,602)
Futures contracts	(2,149,037)
Swap contracts	1,517,654
Other assets and liabilities denominated in foreign currencies	(15,082)	$ (4,872,067)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(16,086,627)
Investments in affiliated issuers	49,186
Futures contracts	(252,291)
Swap contracts	189,763
Other assets and liabilities denominated in foreign currencies	7,966	$ (16,092,003)
Net realized and unrealized gain (loss) on investments		$ (20,964,070)
Net decrease in net assets resulting from operations		$ (19,312,129)

38 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 1,651,941	$ 3,601,523
Net realized gain (loss) on investments	(4,872,067)	3,457,641
Change in net unrealized appreciation (depreciation) on investments	(16,092,003)	(6,697,940)
Net increase (decrease) in net assets resulting from operations	$ (19,312,129)	$ 361,225
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($0.31 and $0.55 per share, respectively)	$ (859,248)	$ (1,918,872)
Class ll ($0.30 and $0.52 per share, respectively)	(3,884,378)	(6,563,394)
Total distributions to shareowners	$ (4,743,626)	$ (8,482,266)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 6,792,827	$ 38,130,218
Reinvestment of distributions	4,743,626	8,475,289
Cost of shares repurchased	(16,123,269)	(42,720,862)
Net increase (decrease) in net assets resulting from Portfolio
share transactions	$ (4,586,816)	$ 3,884,645
Net decrease in net assets	$ (28,642,571)	$ (4,236,396)
NET ASSETS:
Beginning of period	$ 183,451,415	$187,687,811
End of period	$ 154,808,844	$183,451,415

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class l
Shares sold	174,673	$ 1,835,299	973,464	$ 11,323,635
Reinvestment of distributions	87,117	859,248	168,551	1,918,872
Less shares repurchased	(410,784)	(4,383,204)	(2,205,541)	(25,454,016)
Net decrease	(148,994)	$ (1,688,657)	(1,063,526)	$(12,211,509)
Class ll
Shares sold	466,244	$ 4,957,528	2,327,587	$ 26,806,583
Reinvestment of distributions	393,972	3,884,378	574,784	6,556,417
Less shares repurchased	(1,120,400)	(11,740,065)	(1,504,575)	(17,266,846)
Net increase (decrease)	(260,184)	$ (2,898,159)	1,397,796	$ 16,096,154

The accompanying notes are an integral part of these financial statements. 39

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 11.27	$ 11.78	$11.17	$10.56	$11.04	$ 10.96
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.11	0.24	0.30	0.33	0.33	0.29
Net realized and unrealized gain (loss)
on investments	(1.31)	(0.20)	0.65	0.64	(0.42)	0.14
Net increase (decrease) from
investment operations	$ (1.20)	$ 0.04	$ 0.95	$ 0.97	$ (0.09)	$ 0.43
Distributions to shareowners:
Net investment income	(0.10)	(0.25)	(0.34)	(0.36)	(0.36)	(0.31)
Net realized gain	(0.21)	(0.30)	—	—	(0.03)	(0.04)
Total distributions	$ (0.31)	$ (0.55)	$ 0.34)	$(0.36)	$ (0.39)	$ (0.35)
Net increase (decrease) in net asset value	$ (1.51)	(0.51)	0.61	0.61	(0.48)	$ 0.08
Net asset value, end of period	$ 9.76	$ 11.27	$11.78	$11.17	$10.56	$ 11.04
Total return(b)	(10.62)%(c)	0.38%	8.70%	9.27%	(0.84)%	4.01%
Ratio of net expenses to average net assets	0.48%(d)	0.57%	0.59%	0.59%	0.61%	0.61%
Ratio of net investment income (loss) to average
net assets	2.19%(d)	2.12%	2.68%	3.03%	3.07%	2.59%
Portfolio turnover rate	31%(c)	61%	59%	48%	44%	42%
Net assets, end of period (in thousands)	$27,190	$33,091	$47,089	$49,115	$46,125	$49,672
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for
fees paid indirectly:
Total expenses to average net assets	0.51%(d)	0.60%	0.62%	0.62%	0.64%	0.61%
Net investment income (loss) to average
net assets	2.16%(d)	2.09%	2.65%	3.00%	3.04%	2.59%

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(c) Not annualized.

(d) Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

40 The accompanying notes are an integral part of these financial statements.

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 11.30	$ 11.80	$ 11.19	$ 10.59	$ 11.07	$ 10.99
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.10	0.21	0.28	0.31	0.30	0.26
Net realized and unrealized gain (loss)
on investments	(1.32)	(0.19)	0.65	0.62	(0.42)	0.15
Net increase (decrease) from
investment operations	$ (1.22)	$ 0.02	$ 0.93	$ 0.93	$ (0.12)	$ 0.41
Distributions to shareowners:
Net investment income	(0.09)	(0.22)	(0.32)	(0.33)	(0.33)	(0.29)
Net realized gain	(0.21)	(0.30)	—	—	(0.03)	(0.04)
Total distributions	$ (0.30)	$ (0.52)	$ (0.32)	$ (0.33)	$ (0.36)	$(0.33)
Net increase (decrease) in net asset value	$(1.52)	$(0.50)	$ 0.61	$0.60	$(0.48)	0.08
Net asset value, end of period	9.78	11.30	$ 11.80	11.19	10.59	11.07
Total return(b)	(10.79)%(c)	0.22%	8.42%	8.90%	(1.08)%	3.74%
Ratio of net expenses to average net assets	0.73%(d)	0.82%	0.84%	0.84%	0.86%	0.86%
Ratio of net investment income (loss) to average
net assets	1.95%(d)	1.86%	2.43%	2.79%	2.83%	2.35%
Portfolio turnover rate	31%(c)	61%	59%	48%	44%	42%
Net assets, end of period (in thousands)	$127,619	$150,361	$140,599	$ 140,895	$125,865	$122,239
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for
fees paid indirectly:
Total expenses to average net assets	0.76%(d)	0.85%	0.87%	0.87%	0.89%	0.86%
Net investment income (loss) to average
net assets	1.92%(d)	1.83%	2.40%	2.76%	2.80%	2.35%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 41

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Bond VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio seeks current income and total return.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2023. Management is evaluating the impact of ASU 2020-04 on the Portfolio's investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.

42

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry valuation model).

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

43

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021

Distributions paid from:
Ordinary income	$5,459,488
Long-term capital gains	3,022,778
Total	$8,482,266

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed ordinary income	$ 424,601
Undistributed long-term capital gains	3,062,893
Net unrealized appreciation	1,775,854
Total	$5,263,348

The differences between book-basis and tax-basis net unrealized appreciation is attributable to the tax adjustments relating to wash sales, premium and amortization, credit default swaps, the mark to market of futures contracts and credit default swaps.

44

Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities.

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Notes to Financial Statements 6/30/22 (unaudited) (continued)

Withholding and other non-U.S. taxes may decrease the Portfolio's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, with respect to the issuer’s capacity to pay interest and repay principal., as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

The Portfolio invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The effect of any changes to - or discontinuation of - LIBOR on the Portfolio will vary depending on, among other things, existing fallback provisions in individual contracts and whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products and instruments. In March, 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including any recommended spread adjustment and benchmark replacement conforming changes. The process of transitioning from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Portfolio or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Portfolio. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could occur at any time.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s

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custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

G. Restricted Securities

Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.

Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio at June 30, 2022 are listed in the Schedule of Investments.

H. Insurance-Linked Securities (“ILS”)

The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance.

Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.

Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio's structured reinsurance investments, and therefore the Portfolio's assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.

Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at June 30, 2022, is listed in the Schedule of Investments.

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

I. Futures Contracts

The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.

All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2022, is recorded as "Futures collateral" on the Statement of Assets and Liabilities.

Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average market value of futures contracts open during the six months ended June 30, 2022, was $18,478,893. Open futures contracts outstanding at June 30, 2022, are listed in the Schedule of Investments.

J. Credit Default Swap Contracts

A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.

As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.

Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.

Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2022, is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.

The average market value of credit default swap contracts open during the six months ended June 30, 2022, was $(538,790). Open credit default swap contracts at June 30, 2022, are listed in the Schedule of Investments.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets. For the six months ended June 30, 2022, the effective management fee (excluding waivers and/or assumption of expenses and acquired fund fees and expenses) was equivalent to 0.40% (annualized) of the Portfolio’s average daily net assets.

The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the six months ended June 30, 2022, the Adviser waived $23,668 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.

The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent portfolio-wide expenses are reduced for Class I shares. This expense limitation is in effect through May 1, 2023. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended June 30, 2022, are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $10,127 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $4,274 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $303.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $2,598 in distribution fees payable to the Distributor at June 30, 2022.

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Notes to Financial Statements 6/30/22 (unaudited) (continued)

6. Unfunded Loan Commitments

The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Footnote 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

As of June 30, 2022, the Portfolio had no unfunded loan commitments outstanding.

7. Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2022, was as follows:

Statement of Assets	Interest	Credit	Foreign	Equity	Commodity
and Liabilities	Rate Risk	Risk	Exchange Rate Risk	Risk	Risk
Assets
Swap contracts, at value	$ —	$531,102	$ —	$ —	$ —
Total Value	$ —	$531,102	$ —	$ —	$ —
Liabilities
Net unrealized depreciation
on futures contracts	$177,609	$ —	$ —	$ —	$ —
Total Value	$177,609	$ —	$ —	$ —	$ —

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2022 was as follows:

Statement of	Interest	Credit	Foreign	Equity	Commodity
Operations	Rate Risk	Risk	Exchange Rate Risk	Risk	Risk
Net Realized Gain
(Loss) on
Futures contracts	$(2,149,037)	$ —	$ —	$ —	$ —
Swap contracts	—	1,517,654	—	—	—
Total Value	$(2,149,037)	$1,517,654	$ —	$ —	$ —
Change in Net Unrealized
Appreciation
(Depreciation) on
Futures contracts	$ (252,291)	$ —	$ —	$ —	$ —
Swap contracts	—	189,763	—	—	—
Total Value	$ (252,291)	$ 189,763	$ —	$ —	$ —

8. Affiliated Issuers

An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At June 30, 2022, the value of the Portfolio’s investment in affiliated issuers was $2,747,859, which represents 1.8% of the Portfolio’s net assets.

Transactions in affiliated issuers by the Portfolio for the six months ended June 30, 2022 were as follows:

			Change in	Net Realized	Dividends
			Net Unrealized	Gain/(Loss)	Received and
			Appreciation/	From	Reinvested	Shares
	Value at		(Depreciation)	Investments	from	held at	Value at
Name of the	December 31,	Purchases	from Investments in	in Affiliated	Investments in	June 30,	June 30,
Affiliated Issuer	2021	Costs	Affiliated Issuers	Issuers	Affiliated Issuers	2022	2022
Pioneer ILS
Interval Fund	$2,698,673	$ —	$49,186	$ —	$ —	327,907	$2,747,859

Annual and semi-annual reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.

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Pioneer Bond VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

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Pioneer Variable Contracts Trust	Trustees
Officers	Thomas J. Perna, Chairman
Lisa M. Jones, President and Chief Executive Officer	John E. Baumgardner, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	Diane Durnin
Accounting Officer	Benjamin M. Friedman
Christopher J. Kelley, Secretary and Chief Legal Officer	Lisa M. Jones
Craig C. MacKay
Investment Adviser and Administrator	Lorraine H. Monchak
Amundi Asset Management US, Inc.	Marguerite A. Piret
Fred J. Ricciardi
Custodian and Sub-Administrator	Kenneth J. Taubes
Bank of New York Mellon Corporation

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

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Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19617-16-0822

Pioneer Variable Contracts Trust

Pioneer Equity Income

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Update 6/30/22

Sector Distribution

(As a percentage of total investments)*

5 Largest Holdings
(As a percentage of total investments)*
1.	Verizon Communications, Inc.	2.18%
2.	Sun Life Financial, Inc.	2.15
3.	JPMorgan Chase & Co.	2.10
4.	Pfizer, Inc.	2.05
5.	Eli Lilly & Co.	1.81

*	Excludes short-term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class I	$14.40	$19.21
Class II	$14.70	$19.55

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 – 6/30/22)	Income	Capital Gains	Capital Gains
Class I	$0.1400	$ —	$2.0963
Class II	$0.1200	$ —	$2.0963

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer Equity Income VCT Portfolio at net asset value during the periods shown, compared to that of the Russell 1000 Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

Average Annual Total Returns

(As of June 30, 2022)

			Russell 1000
	Class I	Class II	Value Index
10 Years	10.34%	10.07%	10.50%
5 Years	6.66%	6.41%	7.17%
1 Year	-5.15%	-5.34%	-6.82%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

2

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$ 868.60	$ 867.90
Expenses Paid During Period*	$ 3.57	$ 4.72

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.77% and 1.02% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Equity Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$1,020.98	$1,019.74
Expenses Paid During Period*	$ 3.86	$ 5.11

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.77% and 1.02% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following interview, Sammi Truong and John A. Carey discuss the market environment for equities and the factors that affected the performance of Pioneer Equity Income VCT Portfolio during the six-month period ended June 30, 2022. Mr. Carey, Managing Director, Director of Equity Income, US, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the day-to-day management of the Portfolio, along with Ms. Truong, a vice president and a portfolio manager at Amundi US, and Walter Hunnewell, Jr., a vice president and a portfolio manager at Amundi US*.

Q:	How did the Portfolio perform over the six-month period ended June 30, 2022?
A:	Pioneer Equity Income VCT Portfolio’s Class I shares returned -13.14% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -13.21%, while the Portfolio’s benchmark, the Russell 1000 Value Index (the Russell Index), returned -12.86%.
Q:	How would you describe the market for equities during the six-month period ended June 30, 2022, particularly for the types of equities deemed appropriate for the Portfolio?
A:	This was a tumultuous six-month period, with the US equity market posting a decline of 20%, the worst six-months return to start a calendar year since 1970, as measured by the Standard & Poor’s 500 Index (the S&P 500). Soaring inflation, supply chain constraints, and geopolitical tensions combined to pressure the outlook for the global economy over the six-month period. The emergence of more virulent Omicron variants of the COVID-19 virus continued to wreak havoc on the global supply chains. The US saw its third wave of infections, which delayed the economic reopening story and created further labor shortages, thus fueling wage growth. China also saw the number of COVID-19 infections rise and, with its “zero-COVID” policy, the government put the City of Shanghai in lockdown for over two months, which dented consumption and caused further constraints on manufacturing and trade.

Russia’s invasion of Ukraine during the late winter further exacerbated inflationary pressures and increased the risk of an economic slowdown. Given the importance of Russia and Ukraine in the export markets for wheat, fertilizer, oil, and gas, the detrimental effects of the war and the coordinated sanctions placed on Russia by the US and some European nations led to a spike in a number of commodity prices. In fact, US inflation data reached a level not seen in the last 40 years, and consumer confidence declined.

In order to combat persistent inflation, the US Federal Reserve (Fed) increased the federal funds rate target range three times in the first half of the calendar year, with more aggressive hikes expected to follow. The Fed’s actions led value stocks to outperform growth stocks for the six-month period, as measured by the Portfolio’s benchmark, the Russell Index, and the Russell 1000 Growth Index, which returned -12.86% and -20.94%, respectively. Growth stocks have typically been more susceptible to increases in the Fed’s discount rate, given the higher price-to-earnings ratios of growth-oriented

*	Note to shareholders: Mr. Hunnewell retired from Amundi US on July 31, 2022, and is no longer a manager on the Portfolio.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

4

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

companies, as well as their greater dependence on future earnings growth. (The price-to-earnings, or P/E ratio, measures the price of a stock divided by the company’s earnings per share.)

In the uncertain economic environment, investors gravitated towards higher-quality names and showed a preference for dividend-paying** stocks.

Q:	Could you please discuss the main factors affecting the Portfolio’s benchmark-relative performance during the six-month period ended June 30, 2022, and any investments or strategies significantly helping or hurting benchmark-relative returns?
A:	During the period, sector allocation was a modest positive contributor to the Portfolio’s relative returns versus its benchmark, the Russell Index. The Portfolio’s overweight to the strong-performing energy sector and underweight to the poor-performing financials sector aided relative performance for the period. Those positives were partially offset by the Portfolio’s overweight to the poor-performing information technology sector, and underweight to the outperforming health care sector.

Individual holdings that were negative attributors to the Portfolio’s benchmark-relative returns during the period included Gorman-Rupp, a provider of industrial pumps, saw its margins pressured by rising input costs, which the company has not been able fully to pass through to customers, and so the position detracted from the Portfolio’s benchmark-relative performance. Alexandria Real Estate, a real estate investment trust, saw its share price decline over the period on concerns that increased interest rates will put a crimp in biotech funding, and in turn will have a negative effect on demand for the company’s life science laboratory spaces. The Portfolio’s positions in ExxonMobil (energy) and Johnson & Johnson (pharmaceutical) represented underweight allocations versus the benchmark, and so they were negative relative performance attributors over the six-month period.

Individual stocks that were positive attributors to the Portfolio’s benchmark-relative performance during the period included refiners Marathon Petroleum and Valero Energy, the performance of which benefited from low global inventories of refined products as well as their input cost advantage over European refiners, which faced a spike in the natural-gas prices. Eli Lilly, in health care, was also among the best relative performers for the Portfolio during the six-month period, as the company received approval for a drug that could treat both Type-2 diabetes and obesity. Reliance Steel & Aluminum, in materials, a beneficiary of commodity-price inflation, was another positive attributor to the Portfolio’s relative returns.

Q:	Could you highlight some of the more notable changes you made to the Portfolio during the six-month period ended June 30, 2022?
A:	Over the six-month period, we added 12 positions to the Portfolio, and exited 13 positions. In health care, where we were active, we exited Gilead Sciences, Quest Diagnostics, and Merck KGaA, and initiated positions in Baxter and

** Dividends are not guaranteed.

5

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

Cardinal Health. Gilead Sciences experienced pipeline setbacks that we believe could limit the company’s growth potential. Quest Diagnostics, we thought, was fully valued, as increased availability of COVID-19 rapid tests could temper demand for the company’s profitable molecular lab tests. Merck KGaA, in our view, has more limited growth potential as benefits for its bioprocessing business driven by COVID-19 wane. Baxter recently acquired a manufacturer of health-care equipment and devices, and we see opportunities for cost synergies from the acquisition to potentially improve margins. With regard to Cardinal Health, we view the company as undervalued, with opportunities to recapture some of its costs through negotiation of contracts.

In information technology, we exited the Portfolio’s position in Accenture, due to growth durability concerns, and added three names in the sector: International Business Machines (IBM), which has been undergoing a transformation that we think could lead to an improved growth profile; and Microchip Technology and National Instruments, both of which, we think, have opportunities to potentially profit from strong semiconductor demand.

We reduced the Portfolio’s weighting in energy during the period, exiting positions in Marathon Petroleum, Valero Energy, and Schlumberger, given what we saw as their full valuations.

In industrials, we traded out of Caterpillar, Leidos Holdings, Honeywell, and Fastenal, where we saw less potential for growth, and established a Portfolio position in Raytheon Technologies. We believe Raytheon Technologies could benefit from a recovery in the commercial aerospace segment.

Q:	Did the Portfolio have any derivatives exposure during the six-month period ended June 30, 2022?
A:	No, the Portfolio held no derivatives during the period.
Q:	What is your outlook for equities heading into the second half of the Portfolio’s fiscal year?
A:	Geopolitical and macroeconomic risks remain elevated as the conflict between Russia and Ukraine drags on, contributing significantly to inflationary pressures, and a more aggressive response from the Fed with regard to tightening of monetary policy. We believe that the Fed’s achieving a “soft landing” for the US economy will be difficult and that the risks of a recession in late 2022 or 2023 have increased.

After more than a decade of low interest rates and inflation following the 2008/2009 global financial crisis, we anticipate a shift to a higher-interest-rate and inflationary environment. That could contribute to a sustained resurgence of the value segment within equities, similar to what we experienced in the latter part of 2020 through the first five months of 2021. In addition, we expect that a rising-rate environment could have a negative influence on stocks of mega-cap growth companies, as higher interest rates have tended to increase the cost of capital for companies in the growth

6

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

segment. (Cost of capital represents a calculation of the minimum return a company would need to justify a capital-budgeting project, such as building a new factory.)

In addition, we continue to believe that the global economy should gradually recover, and that the scarcity premium (or increases in valuations based on limited supply) for shares of companies that have been able to demonstrate solid revenues and margins during times of lackluster economic growth in the years following the global financial crisis may diminish. That, in turn, could further contribute to a market rotation into value stocks.

Looking at a rising-rate environment going forward, we believe our focus on investing the Portfolio in what we consider to be quality value companies may be rewarded as we move deeper into 2022. Typically, investors have tended to rotate from low-quality into high-quality stocks in the months following the first interest-rate hikes. Given where we are in the current cycle, we think we may be entering a phase where shares of higher-quality companies could benefit, and those are the types of companies in which we seek to invest the Portfolio. Additionally, as market participants have become more focused on assets featuring higher yields in a rising-rate environment, we believe dividend-paying companies may become more attractive to investors, due to the return on capital that dividends represent; that factor could provide a tailwind for the Portfolio’s performance as 2022 progresses.

We have positioned the Portfolio with overweight exposures versus the Russell Index to those cyclical sectors that we believe could do well during an economic recovery, including materials and consumer discretionary. Albeit at a slight underweight relative to the benchmark, the Portfolio’s largest absolute sector weight is in financials as of period-end, as we believe companies in that sector, such as lenders, could benefit from higher interest rates.

To balance the cyclical positioning, given the uncertain trajectory of the economic recovery, the Portfolio also has exposure to some of the traditionally more defensive areas of the market, such as consumer staples and health care. Lastly, we have maintained the Portfolio’s benchmark-relative underweight allocation to the interest-rate-sensitive utilities sector, due to the prospect of rising rates.

7

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

A Word About Risk:

All investments are subject to risk,
including the possible loss of principal.
In the past several years, financial
markets have experienced increased
volatility and heightened uncertainty.
The market prices of securities may go
up or down, sometimes rapidly or
unpredictably, due to general market
conditions, such as real or perceived
adverse economic, political, or
regulatory conditions, recessions,
inflation, changes in interest or
currency rates, lack of liquidity in the
bond markets, the spread of infectious
illness or other public health issues,
armed conflict including Russia's
military invasion of Ukraine, sanctions
against Russia, other nations or
individuals or companies and possible
countermeasures, or adverse investor
sentiment. These conditions may
continue, recur, worsen or spread.

Investing in foreign and/or emerging
markets securities involves risks relating
to interest rates, currency exchange
rates, economic, and political
conditions.

The Portfolio invests in REIT securities,
the value of which can fall for a variety
of reasons, such as declines in rental
income, fluctuating interest rates, poor
property management, environmental
liabilities, uninsured damage, increased
competition, or changes in real estate
tax laws.

Please refer to the Schedule of Investments on pages 9 to 13 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

8

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	COMMON STOCKS — 99.5% of Net Assets
	Aerospace & Defense — 1.4%
14,242	Raytheon Technologies Corp.	$ 1,368,799
	Total Aerospace & Defense	$ 1,368,799
	Air Freight & Logistics — 0.7%
6,687	CH Robinson Worldwide, Inc.	$ 677,861
	Total Air Freight & Logistics	$ 677,861
	Auto Components — 1.0%
29,080	BorgWarner, Inc.	$ 970,400
	Total Auto Components	$ 970,400
	Automobiles — 1.1%
52,095	Ford Motor Co.	$ 579,817
20,267	Honda Motor Co., Ltd. (A.D.R.)	489,448
	Total Automobiles	$ 1,069,265
	Banks — 6.9%
49,789	Bank of America Corp.	$ 1,549,931
9,568	Citizens Financial Group, Inc.	341,482
17,738	JPMorgan Chase & Co.	1,997,476
8,267	M&T Bank Corp.	1,317,677
8,658	PNC Financial Services Group, Inc.	1,365,973
	Total Banks	$ 6,572,539
	Capital Markets — 6.4%
15,887	Bank of New York Mellon Corp.	$ 662,647
21,835	Charles Schwab Corp.	1,379,535
6,193	Morgan Stanley	471,039
11,783	Northern Trust Corp.	1,136,824
11,022	Raymond James Financial, Inc.	985,477
10,838	State Street Corp.	668,163
6,841	T Rowe Price Group, Inc.	777,206
	Total Capital Markets	$ 6,080,891
	Chemicals — 1.5%
8,426	Celanese Corp.	$ 990,982
7,604	Corteva, Inc.	411,680
	Total Chemicals	$ 1,402,662
	Commercial Services & Supplies — 0.8%
5,922	MSA Safety, Inc.	$ 716,977
	Total Commercial Services & Supplies	$ 716,977
	Containers & Packaging — 0.4%
19,610	Graphic Packaging Holding Co.	$ 402,005
	Total Containers & Packaging	$ 402,005
	Diversified Telecommunication Services — 3.7%
44,685	AT&T, Inc.	$ 936,598
11,602	BCE, Inc.	570,586
40,913	Verizon Communications, Inc.	2,076,335
	Total Diversified Telecommunication Services	$ 3,583,519

The accompanying notes are an integral part of these financial statements. 9

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
	Electric Utilities — 2.8%
2,909	American Electric Power Co., Inc.	$ 279,089
14,755	Eversource Energy	1,246,355
15,295	NextEra Energy, Inc.	1,184,751
	Total Electric Utilities	$ 2,710,195
	Electrical Equipment — 0.8%
10,104	Emerson Electric Co.	$ 803,672
	Total Electrical Equipment	$ 803,672
	Electronic Equipment, Instruments & Components — 2.2%
2,747	CDW Corp.	$ 432,817
12,031	Corning, Inc.	379,097
9,661	National Instruments Corp.	301,713
9,040	TE Connectivity, Ltd.	1,022,876
	Total Electronic Equipment, Instruments & Components	$ 2,136,503
	Energy Equipment & Services — 0.6%
20,940	Baker Hughes Co.	$ 604,538
	Total Energy Equipment & Services	$ 604,538
	Equity Real Estate Investment Trusts (REITs) — 5.5%
11,805	Alexandria Real Estate Equities, Inc.	$ 1,712,079
8,351	Camden Property Trust	1,123,042
2,805	Crown Castle International Corp.	472,306
3,605	Digital Realty Trust, Inc.	468,037
10,517	Duke Realty Corp.	577,909
19,029	Healthcare Realty Trust, Inc.	517,589
3,598	Prologis, Inc.	423,305
	Total Equity Real Estate Investment Trusts (REITs)	$ 5,294,267
	Food Products — 5.0%
10,134	Campbell Soup Co.	$ 486,939
2,575	Hershey Co.	554,037
5,307	John B Sanfilippo & Son, Inc.	384,704
14,530	McCormick & Co., Inc., Class VTG	1,209,623
21,894	Mondelez International, Inc., Class A	1,359,398
6,820	Nestle S.A. (A.D.R.)	793,780
	Total Food Products	$ 4,788,481
	Health Care Equipment & Supplies — 2.7%
13,767	Abbott Laboratories	$ 1,495,785
16,549	Baxter International, Inc.	1,062,942
	Total Health Care Equipment & Supplies	$ 2,558,727
	Health Care Providers & Services — 5.7%
8,040	AmerisourceBergen Corp.	$ 1,137,499
9,853	Cardinal Health, Inc.	515,016
12,680	CVS Health Corp.	1,174,929
3,098	Elevance Health, Inc.	1,495,033
2,415	Humana, Inc.	1,130,389
	Total Health Care Providers & Services	$ 5,452,866

10 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Household Durables — 0.4%
3,848	Garmin, Ltd.	$ 378,066
	Total Household Durables	$ 378,066
	Household Products — 1.8%
4,342	Clorox Co.	$ 612,135
7,912	Procter & Gamble Co.	1,137,667
	Total Household Products	$ 1,749,802
	Insurance — 5.7%
8,325	Chubb, Ltd.	$ 1,636,529
10,401	First American Financial Corp.	550,421
25,729	Lincoln National Corp.	1,203,345
44,782	Sun Life Financial, Inc.	2,051,463
	Total Insurance	$ 5,441,758
	IT Services — 3.8%
3,376	Automatic Data Processing, Inc.	$ 709,095
3,116	Broadridge Financial Solutions, Inc.	444,186
7,229	Cognizant Technology Solutions Corp., Class A	487,885
4,167	Fidelity National Information Services, Inc.	381,989
5,534	International Business Machines Corp.	781,345
7,099	Paychex, Inc.	808,363
	Total IT Services	$ 3,612,863
	Machinery — 4.7%
55,794	Gorman-Rupp Co.	$ 1,578,970
2,187	Illinois Tool Works, Inc.	398,581
6,258	Oshkosh Corp.	514,032
15,948	PACCAR, Inc.	1,313,159
12,443	Timken Co.	660,101
	Total Machinery	$ 4,464,843
	Media — 3.8%
36,250	Comcast Corp., Class A	$ 1,422,450
32,994	Interpublic Group of Cos., Inc.	908,325
13,574	Omnicom Group, Inc.	863,442
18,847	Paramount Global, Class B	465,144
	Total Media	$ 3,659,361
	Metals & Mining — 5.4%
6,407	Kaiser Aluminum Corp.	$ 506,730
14,719	Materion Corp.	1,085,232
22,030	Newmont Corp.	1,314,530
8,828	Nucor Corp.	921,731
8,027	Reliance Steel & Aluminum Co.	1,363,466
	Total Metals & Mining	$ 5,191,689
	Multiline Retail — 2.0%
3,585	Dollar General Corp.	$ 879,902
6,321	Kohl’s Corp.	225,597
5,360	Target Corp.	756,993
	Total Multiline Retail	$ 1,862,492

The accompanying notes are an integral part of these financial statements. 11

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
	Multi-Utilities — 0.8%
11,138	CMS Energy Corp.	$ 751,815
	Total Multi-Utilities	$ 751,815
	Oil, Gas & Consumable Fuels — 3.9%
11,333	Chevron Corp.	$ 1,640,792
4,662	ConocoPhillips	418,694
11,414	Exxon Mobil Corp.	977,495
8,108	Phillips 66	664,775
	Total Oil, Gas & Consumable Fuels	$ 3,701,756
	Pharmaceuticals — 7.8%
12,809	AstraZeneca Plc (A.D.R.)	$ 846,291
5,306	Eli Lilly & Co.	1,720,364
6,500	Johnson & Johnson	1,153,815
12,953	Novo Nordisk AS (A.D.R.)	1,443,353
10,751	Organon & Co.	362,846
37,280	Pfizer, Inc.	1,954,590
	Total Pharmaceuticals	$ 7,481,259
	Road & Rail — 1.0%
4,302	Norfolk Southern Corp.	$ 977,802
	Total Road & Rail	$ 977,802
	Semiconductors & Semiconductor Equipment — 5.3%
8,643	Analog Devices, Inc.	$ 1,262,656
2,862	CMC Materials, Inc.	499,390
3,823	KLA Corp.	1,219,843
6,238	Microchip Technology, Inc.	362,303
4,381	QUALCOMM, Inc.	559,629
7,285	Texas Instruments, Inc.	1,119,340
	Total Semiconductors & Semiconductor Equipment	$ 5,023,161
	Specialty Retail — 0.3%
5,522	TJX Cos., Inc.	$ 308,404
	Total Specialty Retail	$ 308,404
	Technology Hardware, Storage & Peripherals — 0.5%
37,737	Hewlett Packard Enterprise Co.	$ 500,393
	Total Technology Hardware, Storage & Peripherals	$ 500,393
	Textiles, Apparel & Luxury Goods — 1.4%
12,642	Carter’s, Inc.	$ 891,008
10,598	VF Corp.	468,114
	Total Textiles, Apparel & Luxury Goods	$ 1,359,122
	Trading Companies & Distributors — 1.0%
8,668	Ferguson Plc	$ 959,634
	Total Trading Companies & Distributors	$ 959,634
	Water Utilities — 0.7%
13,754	Essential Utilities, Inc.	$ 630,621
	Total Water Utilities	$ 630,621
	TOTAL COMMON STOCKS
	(Cost $75,752,736)	$ 95,249,008

12 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
SHORT TERM INVESTMENTS — 0.2% of Net Assets
Open-End Fund — 0.2%
190,343(a)	Dreyfus Government Cash Management,
	Institutional Shares, 1.35%	$ 190,343
$ 190,343
TOTAL SHORT TERM INVESTMENTS
	(Cost $190,343)	$ 190,343
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7%
	(Cost $75,943,079)	$ 95,439,351
	OTHER ASSETS AND LIABILITIES — 0.3%	$ 299,879
	NET ASSETS — 100.0%	$95,739,230

(A.D.R.)	American Depositary Receipts.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022, aggregated $19,188,851 and $28,764,878, respectively.

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the “Adviser”) serves as the Portfolio’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

At June 30, 2022, the net unrealized appreciation on investments based on cost for federal tax purposes of $76,250,155 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 23,111,388
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,922,192)
Net unrealized appreciation	$ 19,189,196

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$95,249,008	$ —	$ —	$ 95,249,008
Open-End Fund	190,343	—	—	190,343
Total Investments in Securities	$95,439,351	$ —	$ —	$ 95,439,351

During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 13

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $75,943,079)	$ 95,439,351
Cash	2,809
Receivables —
Investment securities sold	628,500
Portfolio shares sold	38,477
Dividends	191,769
Interest	370
Other assets	194
Total assets	$ 96,301,470
LIABILITIES:
Payables —
Investment securities purchased	$ 486,083
Portfolio shares repurchased	18,835
Trustees' fees	17
Professional fees	29,518
Due to affiliates	9,463
Accrued expenses	18,324
Total liabilities	$ 562,240
NET ASSETS:
Paid-in capital	$ 68,980,011
Distributable earnings	26,759,219
Net assets	$ 95,739,230
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $68,750,399/4,773,398 shares)	$ 14.40
Class ll (based on $26,988,831/1,836,146 shares)	$ 14.70

14

The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $23,078)	$ 1,317,404
Interest from unaffiliated issuers	982
Total Investment Income		$ 1,318,386
EXPENSES:
Management fees	$ 361,298
Administrative expenses	14,451
Distribution fees
Class ll	39,422
Custodian fees	1,979
Professional fees	30,191
Printing expense	16,293
Trustees' fees	3,398
Miscellaneous	1,018
Total expenses		$ 468,050
Net investment income		$ 850,336
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ 7,458,704
Other assets and liabilities denominated in foreign currencies	699	$ 7,459,403
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(23,493,524)
Other assets and liabilities denominated in foreign currencies	(6,148)	$(23,499,672)
Net realized and unrealized gain (loss) on investments		$(16,040,269)
Net decrease in net assets resulting from operations		$(15,189,933)

The accompanying notes are an integral part of these financial statements.

15

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 850,336	$ 1,815,401
Net realized gain (loss) on investments	7,459,403	14,936,293
Change in net unrealized appreciation (depreciation) on investments	(23,499,672)	9,903,174
Net increase (decrease) in net assets resulting from operations	$ (15,189,933)	$ 26,654,868
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($2.24 and $0.26 per share, respectively)	$ (9,304,597)	$ (1,252,526)
Class ll ($2.22 and $0.22 per share, respectively)	(3,573,378)	(426,200)
Total distributions to shareowners	$ (12,877,975)	$ (1,678,726)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 7,410,386	$ 14,070,208
Reinvestment of distributions	12,877,975	1,678,726
Cost of shares repurchased	(17,786,052)	(29,756,794)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$ 2,502,309	$(14,007,860)
Net increase (decrease) in net assets	$ (25,565,599)	$ 10,968,282
NET ASSETS:
Beginning of period	$ 121,304,829	$110,336,547
End of period	$ 95,739,230	$121,304,829

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class I
Shares sold	46,190	$ 842,062	390,444	$ 7,032,766
Reinvestment of distributions	657,714	9,304,597	70,457	1,252,526
Less shares repurchased	(462,815)	(8,389,113)	(802,604)	(14,249,916)
Net increase (decrease)	241,089	$ 1,757,546	(341,703)	$ (5,964,624)
Class ll
Shares sold	346,566	$ 6,568,324	393,381	$ 7,037,442
Reinvestment of distributions	247,765	3,573,378	23,629	426,200
Less shares repurchased	(510,607)	(9,396,939)	(863,747)	(15,506,878)
Net increase (decrease)	83,724	$ 744,763	(446,737)	$ (8,043,236)

16 The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 19.21	$ 15.51	$ 16.65	$ 23.41	$ 32.49	$ 31.25
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.14	0.28	0.28	0.42	0.81	0.60
Net realized and unrealized gain (loss)
on investments	(2.71)	3.68	(0.46)	4.45	(2.99)	3.91
Net increase (decrease) from investment operations	$ (2.57)	$ 3.96	$ (0.18)	$ 4.87	$ (2.18)	$ 4.51
Distributions to shareowners:
Net investment income	(0.14)	(0.26)	(0.39)	(0.56)	(0.70)	(0.55)
Net realized gain	(2.10)	—	(0.57)	(11.07)	(6.20)	(2.72)
Total distributions	$ (2.24)	$ (0.26)	$ (0.96)	$ (11.63)	$ (6.90)	$ (3.27)
Net increase (decrease) in net asset value	$ (4.81)	$3.70	$(1.14)	$ (6.76)	$(9.08)	$1.24
Net asset value, end of period	$ 14.40	$19.21	$15.51	$ 16.65	$23.41	$32.49
Total return(b)	(13.14)%(c)	25.70%	(0.04)%	25.56%	(8.59)%(d)	15.46%
Ratio of net expenses to average net assets	0.77%(e)	0.80%	0.80%	0.79%	0.79%	0.71%
Ratio of net investment income (loss) to average
net assets	1.60%(e)	1.59%	1.95%	2.18%	2.82%	1.90%
Portfolio turnover rate	17%(c)	28%	14%	21%	28%	33%
Net assets, end of period (in thousands)	$68,750	$87,047	$75,613	$89,623	$ 82,212	$105,198

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(c) Not annualized.

(d) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2018, the total return would have been (8.63)%.

(e) Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.

17

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights (continued)

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 19.55	$ 15.79	$ 16.92	$ 23.62	$ 32.70	$ 31.43
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.12	0.24	0.25	0.38	0.50	0.52
Net realized and unrealized gain (loss)
on investments	(2.75)	3.74	(0.46)	4.49	(2.75)	3.94
Net increase (decrease) from investment operations	$ (2.63)	$ 3.98	$ (0.21)	$ 4.87	$ (2.25)	$ 4.46
Distributions to shareowners:
Net investment income	(0.12)	(0.22)	(0.35)	(0.50)	(0.63)	(0.47)
Net realized gain	(2.10)	—	(0.57)	(11.07)	(6.20)	(2.72)
Total distributions	$ (2.22)	$ (0.22)	$ (0.92)	$ (11.57)	$ (6.83)	$ (3.19)
Net increase (decrease) in net asset value	$ (4.85)	$3.76	$(1.13)	$(6.70)	$(9.08)	$1.27
Net asset value, end of period	$ 14.70	$19.55	$15.79	$16.92	$23.62	$32.70
Total return(b)	(13.21)%(c)	25.33%	(0.26)%	25.23%	(8.77)%(d)	15.18%
Ratio of net expenses to average net assets	1.02%(e)	1.05%	1.05%	1.04%	0.98%	0.97%
Ratio of net investment income (loss) to average
net assets	1.35%(e)	1.35%	1.70%	1.93%	1.61%	1.65%
Portfolio turnover rate	17%(c)	28%	14%	21%	28%	33%
Net assets, end of period (in thousands)	$26,989	$34,258	$34,723	$38,908	$ 33,569	$247,973

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(c) Not annualized.

(d) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2018, the total return would have been (8.81)%.

(e) Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

18

The accompanying notes are an integral part of these financial statements.

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Equity Income VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Portfolio are current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

19

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry broker valuation model).

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded Real Estate Investment Trusts ("REITs"), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

20

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$ 1,678,726
Total	$ 1,678,726

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed ordinary income	$ 66,366
Undistributed long-term capital gains	12,078,041
Net unrealized appreciation	42,682,720
Total	$54,827,127

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and REITs.

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

Dividends and distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

21

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio's investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

22

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the six months ended June 30, 2022, the effective management fee was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $8,901 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $3,398 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $17.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $562 in distribution fees payable to the Distributor at June 30, 2022.

23

Pioneer Equity Income VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

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28

Pioneer Variable Contracts Trust
Officers	Trustees
Lisa M. Jones, President and Chief Executive Officer	Thomas J. Perna, Chairman
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	John E. Baumgardner, Jr.
Accounting Officer	Diane Durnin
Christopher J. Kelley, Secretary and Chief Legal Officer	Benjamin M. Friedman
Lisa M. Jones
Investment Adviser and Administrator	Craig C. MacKay
Amundi Asset Management US, Inc.	Lorraine H. Monchak
Marguerite A. Piret
Custodian and Sub-Administrator	Fred J. Ricciardi
Bank of New York Mellon Corporation	Kenneth J. Taubes

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

29

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19610-16-0822

Pioneer Variable Contracts Trust

Pioneer Select Mid Cap Growth

VCT Portfolio

Class I Shares

Semiannual Report | June 30, 2022

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Update 6/30/22

5 Largest Holdings
(As a percentage of total investments)*
1.	Synopsys, Inc.	2.85%
2.	MSCI, Inc.	2.38
3.	Clarivate Plc	2.22
4.	Generac Holdings, Inc.	2.09
5.	Palo Networks, Inc.	2.06

*	Excludes short-term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class I	$18.04	$34.90

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 – 6/30/22)	Income	Capital Gains	Capital Gains
Class l	$ —	$0.2502	$4.9043

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I shares of Pioneer Select Mid Cap Growth VCT Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Growth Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns

(As of June 30, 2022)

		Russell Midcap
	Class I	Growth Index
10 Years	10.30%	11.50%
5 Years	7.75%	8.88%
1 Year	-34.42%	-29.57%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

2

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I
Beginning Account Value on 1/1/22	$1,000.00
Ending Account Value on 6/30/22	$ 670.80
Expenses Paid During Period*	$ 3.56

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.86% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I
Beginning Account Value on 1/1/22	$1,000.00
Ending Account Value on 6/30/22	$1,020.53
Expenses Paid During Period*	$ 4.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.86% for Class I shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following interview, Ken Winston discusses the market environment and the factors that affected the performance of Pioneer Select Mid Cap Growth VCT Portfolio during the six-month period ended June 30, 2022. Mr. Winston, a senior vice president at Amundi Asset Management US, Inc. (Amundi US) and lead portfolio manager of the Portfolio, is responsible for the day-to-day management of the Portfolio, along with Shaji John, a senior vice president and a portfolio manager at Amundi US, and David Sobell, a senior vice president and portfolio manager at Amundi US.

Q:	How did the Portfolio perform during the six-month period ended June 30, 2022?
A:	Pioneer Select Mid Cap Growth VCT Portfolio’s Class I shares returned -32.92% at net asset value during the six-month period ended June 30, 2022, while the Portfolio’s benchmark, the Russell Midcap Growth Index (the Russell Index), returned -31.00%.
Q:	How would you describe the investment environment for equity investors during the six-month period ended June 30, 2022?
A:	The US equity market suffered a significant decline during the six-month period, and gave back much of the gain it had registered in 2021. Inflationary pressures, which had been evident since early last year, intensified following Russia’s invasion of Ukraine in February. The US Federal Reserve (Fed) responded by ending its pandemic-era quantitative easing (bond purchase) program, and then began hiking interest rates aggressively. The Fed raised the target range for its benchmark federal funds rate by 25 basis points (bps) in March, and followed with increases of 50 bps and 75 bps in May and June, respectively. (A basis point is equal to 1/100th of a percentage point.) In combination, those events fueled investors’ concerns that both economic growth and corporate profits could slow in the second half of the year.

Mid-cap growth stocks, as measured by the Portfolio’s benchmark, the Russell Index, finished the period deeply in negative territory, returning -31.00%, significantly underperforming mid-cap value stocks, which returned -16.23%, as measured by the Russell Midcap Value Index. Growth stocks have typically been more susceptible to increases in the Fed’s discount rate, given the higher price-to-earnings ratios of growth-oriented companies, as well as their greater dependence on future earnings growth. (The price-to-earnings, or P/E ratio, measures the price of a stock divided by the company’s earnings per share.) In contrast, value-segment companies have typically featured higher current cash flows.

In broad-market terms, the worst-performing sectors over the six-month period were communication services, consumer discretionary, and information technology, all of which declined by at least 27% (with the first two sectors declining by more than 30%). Value stocks, meanwhile, benefited from the larger relative weightings of value-oriented companies in market segments that performed well during the period, including resources firms, and stocks of companies in defensive sectors such as utilities and consumer staples. Energy stocks were the best overall performers during the six-month period, driven higher by rising commodity prices, particularly crude oil.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

4

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Q:	Which of your investment decisions had the greatest effects on the Portfolio’s benchmark-relative performance during the six-month period ended June 30, 2022?
A:	The Portfolio underperformed its benchmark during the period. We would anticipate the Portfolio’s lagging the market when investors have favored cyclical growth companies over secular growth companies. For the six-month period ended June 30, 2022, the cyclically sensitive sectors of the Russell Index, such as energy, industrials, and materials outperformed, as did the companies represented in the more-cyclical Russell Midcap Value Index.

Weak stock selection results were a key detractor from the Portfolio’s benchmark-relative returns over the six-month period. Negative selection comparisons within health care, industrials, and information technology offset positive relative performance produced by strong selection within the consumer discretionary sector. In addition, despite the Portfolio’s overweight to the better-performing consumer staples sector, allocation results for the six-month period were neutral versus the Russell Index, due to headwinds from the Portfolio’s marginal underweight to energy stocks, which, as noted earlier, have been the best performers in the market for the first six months of 2022.

At the individual security level, holdings within the Portfolio that detracted from the benchmark-relative performance during the six-month period included Twilio and EPAM Systems. In addition, lack of exposure to Russell Index component Pioneer Natural Resources, which performed well over the period, had a negative effect on relative results.

Twilio is a cloud-based communication-platform-as-a-service offering application programming interfaces, or APIs, and prebuilt solution applications aimed at improving customer engagement. Through its APIs, Twilio’s platform allows developers to integrate messaging, voice, and video functionality into business applications. Twilio’s shares underperformed during the six-month period, due to: 1) worries about the company’s ability to sustain organic growth, post-pandemic; 2) margin pressures from Twilio’s investments in international growth and new product development; and 3) the market’s sudden aversion to investing in unprofitable companies. We have retained the Portfolio’s position in Twilio, as we continue to believe the company could be a leader in the potentially large market of embedding customer engagement capabilities into applications. We also believe that Twilio’s business model may become profitable over time, as the company potentially develops the ability to scale its investments. However, we do acknowledge that the ultimate profitability of Twilio’s business model may be lower than we initially believed, and so we did trim the Portfolio’s position during the period to reflect the increased uncertainty. EPAM Systems is an IT services firm that specializes in custom software development and platform engineering. The company primarily serves some of the largest public companies in the world, operates across most major industries, and uses a global delivery model. Approximately 60% of the company’s global delivery workforce is collectively located in three countries - Belarus, Ukraine, and Russia. EPAM’s shares declined significantly over the six-month period due to the onset of the Russia/Ukraine conflict, as investors became fearful of potential business-interruption risks as

5

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

well as the potential inability of EPAM’s employees to deliver services. We trimmed the Portfolio’s position during the period, but have maintained some exposure to EPAM as of period-end.

On the positive side, individual Portfolio positions that benefited benchmark-relative returns during the six-month period included Occidental Petroleum, Cactus, and Molina Healthcare.

Occidental Petroleum is one of the world’s largest independent oil and gas companies. The company also operates a chemicals segment called OxyChem. Occidental’s shares rose in the second quarter as the company reported its fifth consecutive quarter of record free cash flows, while also announcing earnings for OxyChem that represented a 30-year high. We believe Occidental’s high-quality assets and integrated business model could ultimately support a return to the company's historical premium valuation versus its exploration-and-production peers. Cactus sells and rents a range of wellhead and pressure-control equipment used in the drilling, completion, and production of conventional and unconventional wells. The share price rose over the six-month period as the company delivered strong financial results and benefited from market-share gains, and from higher rental margins and profits during a period that saw increased demand for energy wellhead equipment and management. Molina Healthcare is a US health insurer that primarily serves lower-income Americans enrolled in government programs, including Medicaid, the ACA (Affordable Care Act) marketplace, and Medicare Advantage. Molina’s share price increased during the six-month period as the company delivered solid financial results and provided guidance for 2022 that came in above most analyst expectations. Molina has continued to benefit from higher margins and geographical expansion as the company has been building its position in the market for higher-acuity-care management. We continue to believe Molina could possibly see further upside in earnings estimates, based on our assessment of the sustainability of the company’s margins on exchanges, additional cost-savings upside, and the potential for greater membership growth across the Medicaid, Medicare, and ACA marketplace segments.

Q:	Did the Portfolio have any exposure to derivative securities during the six-month period ended June 30, 2022?
A:	No, the Portfolio had no exposure to derivatives during the period.
Q:	What is your outlook entering the second half of the Portfolio’s fiscal year?
A:	Nagging labor shortages and supply-chain bottlenecks driven by the COVID-19 situation in combination with the ongoing Russia/Ukraine conflict, as well as continued COVID-related lockdowns in China, have created a situation where inflation has been stubbornly high and “sticky.” We believe continued labor and material shortages as well as broken supply chains could continue to drive high rates of inflation across the globe. That, in turn, could make the Fed’s job of combating inflation even harder. We believe there is a risk that the Fed may not be successful in “threading the needle” to combat inflation, without choking off economic growth at the same time.

6

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Given concerns about slowing economic growth, we believe that investors may come to favor owning stocks of well-positioned, secular growth companies with reasonable valuations that are not highly dependent on positive macroeconomic conditions in order to flourish; that have demonstrated a knack for innovation; and that have exhibited resilient business models and sustainable growth characteristics. Those characteristics typify the types of equities that we seek to hold in the Portfolio.

With regard to positioning at the end of the six-month period, the Portfolio’s weightings in the communication services and information technology sectors have decreased, while we increased exposure to the energy and real estate sectors during the second quarter. The largest overweight allocations in the Portfolio versus the Russell Index were in the consumer staples, utilities, and energy sectors, while the largest benchmark-relative underweights were in the consumer discretionary, information technology, and financial sectors.

Over time, we expect to see a return to a market environment that favors investments in companies with above average earnings growth. In such an environment, we are confident that we will be able to identify attractive mid-cap growth companies with reasonable valuations across all areas of the growth segment.

Please refer to the Schedule of Investments on pages 8 to 13 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

The market price of securities may fluctuate when interest rates change. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise.

The Portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging market securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

7

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS — 99.8%
COMMON STOCKS — 99.7% of Net Assets
Aerospace & Defense — 1.4%
5,553	Huntington Ingalls Industries, Inc.	$ 1,209,555
	Total Aerospace & Defense	$ 1,209,555
Air Freight & Logistics — 0.9%
8,218	CH Robinson Worldwide, Inc.	$ 833,059
	Total Air Freight & Logistics	$ 833,059
Banks — 0.3%
4,298(a)	Metropolitan Bank Holding Corp.	$ 298,367
	Total Banks	$ 298,367
Beverages — 0.9%
12,156(a)	Celsius Holdings, Inc.	$ 793,301
	Total Beverages	$ 793,301
Biotechnology — 2.9%
8,857(a)	Alnylam Pharmaceuticals, Inc.	$ 1,291,793
10,786(a)	Fate Therapeutics, Inc.	267,277
20,548(a)	Natera, Inc.	728,221
17,647(a)	Replimune Group, Inc.	308,470
	Total Biotechnology	$ 2,595,761
Building Products — 0.6%
7,216	Johnson Controls International Plc	$ 345,502
3,703(a)	Trex Co., Inc.	201,517
	Total Building Products	$ 547,019
Capital Markets — 3.4%
5,103	MSCI, Inc.	$ 2,103,201
13,620	Tradeweb Markets, Inc., Class A	929,565
	Total Capital Markets	$ 3,032,766
Chemicals — 1.6%
7,003	Cabot Corp.	$ 446,721
3,526	Scotts Miracle-Gro Co.	278,519
845	Sherwin-Williams Co.	189,204
6,067	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	506,777
	Total Chemicals	$ 1,421,221
Communications Equipment — 1.5%
6,490	Motorola Solutions, Inc.	$ 1,360,304
	Total Communications Equipment	$ 1,360,304
Containers & Packaging — 0.3%
2,330	Crown Holdings, Inc.	$ 214,756
	Total Containers & Packaging	$ 214,756
Distributors — 0.5%
1,243	Pool Corp.	$ 436,579
	Total Distributors	$ 436,579
Diversified Consumer Services — 0.7%
9,316	Service Corp. International	$ 643,922
	Total Diversified Consumer Services	$ 643,922

8 The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electrical Equipment — 3.1%
8,770(a)	Generac Holdings, Inc.	$ 1,846,787
2,110	Rockwell Automation, Inc.	420,544
20,254(a)	Sunrun, Inc.	473,133
	Total Electrical Equipment	$ 2,740,464
	Electronic Equipment, Instruments & Components — 4.3%
27,238	Amphenol Corp., Class A	$ 1,753,582
5,691	CDW Corp.	896,674
47,883(a)	Flex, Ltd.	692,867
14,256	National Instruments Corp.	445,215
	Total Electronic Equipment, Instruments & Components	$ 3,788,338
	Energy Equipment & Services — 0.8%
17,680	Cactus, Inc., Class A	$ 711,974
	Total Energy Equipment & Services	$ 711,974
	Entertainment — 0.8%
5,989(a)	Live Nation Entertainment, Inc.	$ 494,572
2,423(a)	Spotify Technology S.A.	227,350
	Total Entertainment	$ 721,922
	Equity Real Estate Investment Trusts (REITs) — 1.9%
17,396	Americold Realty Trust, Inc.	$ 522,576
4,604	Duke Realty Corp.	252,990
2,853	SBA Communications Corp.	913,102
	Total Equity Real Estate Investment Trusts (REITs)	$ 1,688,668
	Food & Staples Retailing — 0.5%
6,420(a)	BJ’s Wholesale Club Holdings, Inc.	$ 400,094
	Total Food & Staples Retailing	$ 400,094
	Food Products — 1.3%
4,172	Hershey Co.	$ 897,648
13,867(a)	Nomad Foods, Ltd.	277,201
	Total Food Products	$ 1,174,849
	Gas Utilities — 0.4%
5,646	National Fuel Gas Co.	$ 372,918
	Total Gas Utilities	$ 372,918
	Health Care Equipment & Supplies — 5.6%
10,704(a)	Dexcom, Inc.	$ 797,769
380(a)	IDEXX Laboratories, Inc.	133,277
4,787(a)	Insulet Corp.	1,043,279
2,759(a)	Penumbra, Inc.	343,551
6,853	ResMed, Inc.	1,436,594
3,266(a)	Shockwave Medical, Inc.	624,361
2,230	Teleflex, Inc.	548,246
	Total Health Care Equipment & Supplies	$ 4,927,077
	Health Care Providers & Services — 3.1%
5,204(a)	Amedisys, Inc.	$ 547,044
5,593	AmerisourceBergen Corp.	791,298
5,036(a)	Molina Healthcare, Inc.	1,408,116
	Total Health Care Providers & Services	$ 2,746,458

The accompanying notes are an integral part of these financial statements. 9

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
	Health Care Technology — 1.2%
5,497(a)	Veeva Systems, Inc., Class A	$ 1,088,626
	Total Health Care Technology	$ 1,088,626
	Hotels, Restaurants & Leisure — 5.0%
18,904(a)	Brinker International, Inc.	$ 416,455
1,103(a)	Chipotle Mexican Grill, Inc.	1,441,908
5,213(a)	Expedia Group, Inc.	494,349
6,987	Papa John’s International, Inc.	583,554
7,922(a)	Planet Fitness, Inc., Class A	538,775
32,013	Wendy’s Co.	604,405
5,305	Wyndham Hotels & Resorts, Inc.	348,645
	Total Hotels, Restaurants & Leisure	$ 4,428,091
	Household Durables — 0.4%
2,274(a)	TopBuild Corp.	$ 380,122
	Total Household Durables	$ 380,122
	Insurance — 1.1%
5,758	Arthur J Gallagher & Co.	$ 938,784
	Total Insurance	$ 938,784
	Interactive Media & Services — 1.1%
4,601(a)	IAC/InterActive Corp.	$ 349,538
9,183(a)	Match Group, Inc.	639,963
	Total Interactive Media & Services	$ 989,501
	IT Services — 4.7%
6,896(a)	Cloudflare, Inc., Class A	$ 301,700
1,718(a)	EPAM Systems, Inc.	506,432
28,477	Genpact, Ltd.	1,206,286
2,084(a)	MongoDB, Inc.	540,798
2,309(a)	Snowflake, Inc., Class A	321,089
15,352	SS&C Technologies Holdings, Inc.	891,491
4,715(a)	Twilio, Inc., Class A	395,164
	Total IT Services	$ 4,162,960
	Life Sciences Tools & Services — 4.9%
13,712	Agilent Technologies, Inc.	$ 1,628,574
13,915	Bruker Corp.	873,306
3,867(a)	Charles River Laboratories International Inc	827,422
4,562(a)	IQVIA Holdings, Inc.	989,908
377(a)	Pacific Biosciences of California, Inc.	1,666
	Total Life Sciences Tools & Services	$ 4,320,876
	Machinery — 1.1%
3,919(a)	Middleby Corp.	$ 491,286
5,341	Oshkosh Corp.	438,710
	Total Machinery	$ 929,996
	Marine — 1.0%
14,620(a)	Kirby Corp.	$ 889,481
	Total Marine	$ 889,481
	Media — 0.8%
4,404	Nexstar Media Group, Inc., Class A	$ 717,324
	Total Media	$ 717,324

10 The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Metals & Mining — 0.5%
16,115	Freeport-McMoRan, Inc.	$ 471,525
	Total Metals & Mining	$ 471,525
	Multiline Retail — 0.7%
2,498	Dollar General Corp.	$ 613,109
	Total Multiline Retail	$ 613,109
	Oil, Gas & Consumable Fuels — 3.4%
13,946	APA Corp.	$ 486,715
36,731(a)	Comstock Resources, Inc.	443,711
25,561	EQT Corp.	879,298
20,587	Occidental Petroleum Corp.	1,212,163
	Total Oil, Gas & Consumable Fuels	$ 3,021,887
	Personal Products — 0.3%
18,242(a)	Olaplex Holdings, Inc.	$ 257,030
	Total Personal Products	$ 257,030
	Professional Services — 5.2%
141,552(a)	Clarivate Plc	$ 1,961,911
13,020	Thomson Reuters Corp.	1,356,814
7,549	Verisk Analytics, Inc.	1,306,656
	Total Professional Services	$ 4,625,381
	Real Estate Management & Development — 0.6%
7,559(a)	CBRE Group, Inc., Class A	$ 556,418
	Total Real Estate Management & Development	$ 556,418
	Road & Rail — 0.5%
5,133	TFI International, Inc.	$ 412,077
	Total Road & Rail	$ 412,077
	Semiconductors & Semiconductor Equipment — 5.8%
10,643(a)	Advanced Micro Devices, Inc.	$ 813,870
4,170(a)	Enphase Energy, Inc.	814,151
1,213	Lam Research Corp.	516,920
12,317	Marvell Technology, Inc.	536,159
16,827	Micron Technology, Inc.	930,197
5,467	MKS Instruments, Inc.	561,078
3,581(a)	SolarEdge Technologies, Inc.	980,048
	Total Semiconductors & Semiconductor Equipment	$ 5,152,423
	Software — 15.8%
3,580(a)	Atlassian Corp. Plc, Class A	$ 670,892
2,346(a)	Bill.com Holdings, Inc.	257,919
7,818(a)	Crowdstrike Holdings, Inc., Class A	1,317,802
7,183(a)	Datadog, Inc., Class A	684,109
20,480(a)	Fortinet, Inc.	1,158,759
1,082(a)	HubSpot, Inc.	325,303
24,686	NortonLifeLock, Inc.	542,105
3,694(a)	Palo Networks, Inc.	1,824,614
3,701(a)	Paycom Software, Inc.	1,036,724
1,977(a)	ServiceNow, Inc.	940,103
8,019(a)	Splunk, Inc.	709,361
8,313(a)	Synopsys, Inc.	2,524,658
10,210(a)	Tenable Holdings, Inc.	463,636

The accompanying notes are an integral part of these financial statements. 11

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
	Software — (continued)
13,915(a)	Trade Desk, Inc., Class A	$ 582,899
12,897(a)	Zendesk, Inc.	955,281
	Total Software	$13,994,165
	Specialty Retail — 4.5%
1,183	Advance Auto Parts, Inc.	$ 204,766
843(a)	AutoZone, Inc.	1,811,708
5,722(a)	Floor & Decor Holdings, Inc., Class A	360,257
6,101	Ross Stores, Inc.	428,473
2,295	Tractor Supply Co.	444,886
1,508(a)	Ulta Beauty, Inc.	581,304
6,882(a)	Victoria’s Secret & Co.	192,490
	Total Specialty Retail	$ 4,023,884
	Technology Hardware, Storage & Peripherals — 0.2%
7,763(a)	Pure Storage, Inc., Class A	$ 199,587
	Total Technology Hardware, Storage & Peripherals	$ 199,587
	Textiles, Apparel & Luxury Goods — 2.2%
4,505(a)	Lululemon Athletica, Inc.	$ 1,228,108
19,895(a)	Skechers USA, Inc., Class A	707,864
	Total Textiles, Apparel & Luxury Goods	$ 1,935,972
	Trading Companies & Distributors — 1.9%
3,661	WW Grainger, Inc.	$ 1,663,668
	Total Trading Companies & Distributors	$ 1,663,668
	TOTAL COMMON STOCKS
	(Cost $78,323,586)	$ 88,432,259
	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
69,435(b)	Dreyfus Government Cash Management,
	Institutional Shares, 1.35%	$ 69,435
		$ 69,435
	TOTAL SHORT TERM INVESTMENTS
	(Cost $69,435)	$ 69,435
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8%
	(Cost $78,393,021)	$ 88,501,694
	OTHER ASSETS AND LIABILITIES — 0.2%	$ 136,571
	NET ASSETS — 100.0%	$ 88,638,265

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022, aggregated $54,159,101 and $61,372,326, respectively.

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the “Adviser”) serves as the Portfolio’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

12 The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

At June 30, 2022, the net unrealized appreciation on investments based on cost for federal tax purposes of $79,223,902 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$17,518,838
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,241,046)
Net unrealized appreciation	$ 9,277,792

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$88,432,259	$ —	$ —	$88,432,259
Open-End Fund	69,435	—	—	69,435
Total Investments in Securities	$88,501,694	$ —	$ —	$88,501,694

During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 13

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $78,393,021)	$ 88,501,694
Cash	34,247
Receivables —
Investment securities sold	406,506
Portfolio shares sold	43,008
Dividends	32,751
Interest	412
Other assets	21,125
Total assets	$ 89,039,743
LIABILITIES:
Payables —
Investment securities purchased	$ 294,871
Portfolio shares repurchased	37,778
Trustees' fees	200
Professional fees	34,456
Printing expense	22,373
Due to affiliates	8,437
Accrued expenses	3,363
Total liabilities	$ 401,478
NET ASSETS:
Paid-in capital	$ 82,244,859
Distributable earnings	6,393,406
Net assets	$ 88,638,265
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $88,638,265/4,913,130 shares)	$ 18.04

14 The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $6,695)	$ 286,942
Interest from unaffiliated issuers	1,124
Total Investment Income		$ 288,066
EXPENSES:
Management fees	$ 403,374
Administrative expenses	13,705
Custodian fees	4,598
Professional fees	36,433
Printing expense	3,911
Trustees’ fees	4,104
Insurance expense	1
Miscellaneous	1,207
Total expenses		$ 467,333
Net investment loss		$ (179,267)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(2,704,537)
Other assets and liabilities denominated in foreign currencies	(19)	$ (2,704,556)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(42,338,259)
Net realized and unrealized gain (loss) on investments		$(45,042,815)
Net decrease in net assets resulting from operations		$(45,222,082)

The accompanying notes are an integral part of these financial statements. 15

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/22	Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ (179,267)	$ (946,893)
Net realized gain (loss) on investments	(2,704,556)	20,541,175
Change in net unrealized appreciation (depreciation) on investments	(42,338,259)	(7,587,355)
Net increase (decrease) in net assets resulting from operations	$ (45,222,082)	$ 12,006,927
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($5.15 and $5.56 per share, respectively)	$ (19,540,646)	$(20,921,742)
Total distributions to shareowners	$ (19,540,646)	$(20,921,742)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 1,208,236	$ 3,992,164
Reinvestment of distributions	19,540,646	20,921,742
Cost of shares repurchased	(8,240,695)	(28,526,223)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$ 12,508,187	$ (3,612,317)
Net decrease in net assets	$ (52,254,541)	$(12,527,132)
NET ASSETS:
Beginning of period	$ 140,892,806	$153,419,938
End of period	$ 88,638,265	$140,892,806

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class I
Shares sold	44,399	$ 1,208,236	107,390	$ 3,992,164
Reinvestment of distributions	1,128,865	19,540,646	608,898	20,921,742
Less shares repurchased	(297,393)	(8,240,695)	(768,368)	(28,526,223)
Net increase (decrease)	875,871	$ 12,508,187	(52,080)	$ (3,612,317)

16 The accompanying notes are an integral part of these financial statements.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 34.90	$ 37.52	$ 29.12	$ 24.82	$ 30.23	$ 23.56
Increase (decrease) from investment operations:
Net investment income (loss)(a)	(0.04)	(0.23)	(0.15)	(0.09)	(0.10)	(0.05)
Net realized and unrealized gain (loss)
on investments	(11.67)	3.17	10.76	8.13	(1.22)	7.07
Net increase (decrease) from
investment operations	$ (11.71)	$ 2.94	$ 10.61	$ 8.04	$ (1.32)	$ 7.02
Distributions to shareowners:
Net investment income	—	—	—	—	—	(0.02)
Net realized gain	(5.15)	(5.56)	(2.21)	(3.74)	(4.09)	(0.33)
Total distributions	$ (5.15)	$ (5.56)	$ (2.21)	$ (3.74)	$ (4.09)	$ (0.35)
Net increase (decrease) in net asset value	$ (16.86)	$(2.62)	$ 8.40	$ 4.30	$ (5.41)	$ 6.67
Net asset value, end of period	$18.04	$34.90	$37.52	$29.12	$24.82	$30.23
Total return(b)	(32.92)%(c)	8.07%	39.17%	33.08%	(6.48)%	30.03%
Ratio of net expenses to average net assets	0.86%(d)	0.89%	0.89%	0.88%	0.90%	0.88%
Ratio of net investment income (loss) to
average net assets	(0.33)%(d)	(0.62)%	(0.49)%	(0.30)%	(0.33)%	(0.20)%
Portfolio turnover rate	48%(c)	41%	82%	58%	83%	85%
Net assets, end of period (in thousands)	$ 88,638	$140,893	$153,420	$125,592	$105,450	$123,007

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 17

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to seek growth of capital.

The Portfolio offers one class of shares designated as Class I shares. There is no distribution plan for Class I shares. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.

18

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

At June 30, 2022, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry valuation model).

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$ 1,333,501
Long-term capital gains	19,588,241
Total	$20,921,742

19

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021

Distributable earnings/(losses):
Undistributed ordinary income	$ 948,261
Undistributed long-term capital gains	18,591,822
Net unrealized appreciation	51,616,051
Total	$ 71,156,134

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares

The Portfolio records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.

20

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.74% of the Portfolio’s average daily net assets. For the six months ended June 30, 2022, the effective management fee was equivalent to 0.74% (annualized) of the Portfolio’s average daily net assets.

21

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $8,437 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $4,104 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $200.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

22

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

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Pioneer Variable Contracts Trust	Trustees
Officers	Thomas J. Perna, Chairman
Lisa M. Jones, President and Chief Executive Officer	John E. Baumgardner, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	Diane Durnin
Accounting Officer	Benjamin M. Friedman
Christopher J. Kelley, Secretary and Chief Legal Officer	Lisa M. Jones
Craig C. MacKay
Investment Adviser and Administrator	Lorraine H. Monchak
Amundi Asset Management US, Inc.	Marguerite A. Piret
Fred J. Ricciardi
Custodian and Sub-Administrator	Kenneth J. Taubes
Bank of New York Mellon Corporation

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

29

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19616-16-0822

Pioneer Variable Contracts Trust

Pioneer High Yield

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio Update 6/30/22

Portfolio Diversification

(As a percentage of total investments)*

†	Amount rounds to less than 0.1%.

5 Largest Holdings
(As a percentage of total investments)*
1.	Pioneer ILS Interval Fund (i)	2.02%
2.	Scotts Miracle-Gro Co.,
	4.000%, 4/1/31	1.40
3.	Seaspan Corp., 5.500%,
	8/1/29 (144A)	1.29
4.	Cleveland-Cliffs, Inc., 6.750%,
	3/15/26 (144A)	1.16
5.	Dealer Tire LLC/DT Issuer LLC,
	8.000%, 2/1/28 (144A)	1.12

*	Excludes short-term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class I	$7.91	$9.34
Class II	$7.80	$9.21

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 - 6/30/22)	Income	Capital Gains	Capital Gains
Class I	$0.2130	$ —	$ —
Class II	$0.1991	$ —	$ —

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer High Yield VCT Portfolio at net asset value during the periods shown, compared to that of the ICE Bank of America (BofA) U.S. High Yield Index and the ICE BofA All-Convertibles Speculative Quality Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The ICE BofA U.S. High Yield Index is an unmanaged, commonly accepted measure of the performance of high-yield securities. The ICE BofA All-Convertibles Speculative Quality Index is an unmanaged index of high-yield U.S. convertible securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns
(As of June 30, 2022)
				ICE BofA
			ICE BofA	All-Convertibles
			U.S. High	Speculative
	Class I	Class II	Yield Index	Quality Index
10 Years	4.07%	3.72%	4.41%	14.87%
5 Years	1.26%	0.90%	1.95%	19.76%
1 Year	-11.89%	-12.13%	-12.66%	-21.03%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

2

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b–1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 6/30/22	$ 868.00	$ 866.90
Expenses Paid During Period*	$ 4.17	$ 5.32

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.90% and 1.15% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer High Yield VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 6/30/22	$1,020.33	$1,019.09
Expenses Paid During Period*	$ 4.51	$ 5.76

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.90% and 1.15% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following interview, Andrew Feltus, Ken Monaghan, and Matt Shulkin discuss the factors that influenced the performance of Pioneer High Yield VCT Portfolio during the six-month period ended June 30, 2022. Mr. Feltus, Managing Director, Co-Director of High Yield, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the day-to-day management of the Portfolio, along with Mr. Monaghan, Managing Director, Co-Director of High Yield, and a portfolio manager at Amundi US, and Mr. Shulkin, a senior vice president and a portfolio manager at Amundi US.

Q:	How did the Portfolio perform during the six-month period ended June 30, 2022?
A:	Pioneer High Yield VCT Portfolio’s Class I shares returned -13.20% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -13.31%. During the same period, the Portfolio’s benchmarks, the ICE Bank of America (ICE BofA) US High Yield Index (the US High Yield Index) and the ICE BofA All-Convertibles Speculative Quality Index, returned -14.04% and -21.49%, respectively.
Q.	Could you describe the market environment for high-yield bonds during the six-month period ended June 30, 2022?
A:	The first quarter of 2022 saw negative market sentiment driven by increased geopolitical tensions, a worsening growth/inflation mix arising from a spike in commodity prices, and the prospect of rising interest rates. In combination, those factors contributed to losses across most fixed-income asset classes. Russia’s invasion of Ukraine in late February, together with US and European sanctions on Russia, led to a spike in energy, metals, and food prices, which added to downside risk to real economic growth and to upside risk to inflation. In addition, another round of lockdowns in China in the wake of increasing COVID-19 infection rates exacerbated supply chain disruptions and raised concerns about further risks to global economic growth.

At its mid-March meeting, the Federal Open Market Committee (FOMC) raised the federal funds rate target range by a quarter-point, to 0.25% - 0.50%, and indicated that further increases in the benchmark overnight lending rate would follow rapidly. The Fed also formally ended its pandemic-era quantitative easing program and signaled it would soon begin reducing its holdings of Treasury securities and agency mortgage-backed securities (MBS) by reinvesting only part of the proceeds from maturing securities. The Fed went on to implement hikes of 50 basis points and 75 basis points (bps) in May and June, respectively, bringing the federal funds target up to a range of 1.50% to 1.75%, its highest level since before the onset of the pandemic in March of 2020. (A basis point is equal to 1/100th of a percentage point.) For the six-month period ended June 30, 2022, the 10-year Treasury yield rose from 1.52% to 2.98%.

In that environment featuring tightening credit conditions and recession fears, riskier assets, including high-yield corporate bonds, performed poorly.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

4

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Q:	Can you review your principal strategies in managing the Portfolio during the six-month period ended June 30, 2022, and the degree to which they contributed to or detracted from benchmark-relative returns?
A:	Positive contributions from security selection led to the Portfolio’s favorable benchmark-relative performance during the period, while allocations by rating tier detracted from relative returns.

In other areas aside from rating tiers, allocation results at the sector level were positive, and aided the Portfolio’s relative performance. The Portfolio’s positioning within energy, capital goods, health care, and retail were positive contributors to relative results. Off-benchmark exposures to cash, insurance-linked securities (ILS), convertible securities, and term loans also contributed, as did a short-risk position in index-based credit-default-swaps. Meanwhile, sector exposures that weighed on the Portfolio’s relative performance included media, basic industry, technology and electronics, and utilities.

With regard to individual securities, positive contributors to the Portfolio’s benchmark-relative returns included positions in AAG, a Canadian car dealer, and Bausch Health, a manufacturer of eye and gastrointestinal care products. With respect to Bausch, the Portfolio had an underweight position to the issuer versus the benchmark, which benefited relative performance as the bond sold off during the period.

Individual holdings that detracted from the Portfolio’s relative performance included positions in Cornerstone Building Products, a building products manufacturer focused on exteriors, which has been going through a leveraged buyout, and Diebold Nixdorf, an ATM manufacturer. Diebold experienced logistics issues during the period, which resulted in weak quarterly earnings.

The Portfolio’s allocations to index-based credit-default-swaps and cash aided relative performance during the period. We generally use the credit-default-swap index contracts as part of our efforts to help manage the overall market exposure of the Portfolio. We purchased the index-based high-yield credit-default swaps with the aim of providing the Portfolio with a measure of protection as high-yield spreads narrowed to near pre-COVID-19 levels early in the period. (Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.) We held cash in the Portfolio to help ensure adequate liquidity. Exposure to ILS, or securities issued by property-and-casualty insurers to help mitigate the risk of elevated payouts on natural disaster claims, also contributed positively to relative returns. We believe ILS may provide the Portfolio with an added element of diversification*, in addition to potential incremental income.

* Diversification does not assure a profit nor protect against loss.

5

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

Q.	Can you discuss the factors that affected the Portfolio’s income-generation (or yield), either positively or negatively, during the six-month period ended June 30, 2022?
A:	During the six-month period, more defensive Portfolio positioning offset rising yields. As a result, the Portfolio’s monthly distribution** rate declined slightly over the first three months of the period, before stabilizing and remaining flat over the final three months. However, due to the higher yields available in the market (due to lower prices), over time, we anticipate redeploying the Portfolio’s investments into higher-yielding opportunities, which could be beneficial for the distribution rate.
Q:	Did the Portfolio have any exposure to derivatives during the six-month period ended June 30, 2022? If so, did the derivatives have a material effect on the Portfolio’s performance?
A:	As discussed earlier, we utilized index-based credit-default-swap investments during the six-month period in an effort to maintain the desired level of Portfolio exposure to the high-yield market, and to seek to ensure sufficient liquidity to make opportunistic purchases and help meet any unanticipated shareholder redemption requests. During the six-month period, short-risk positions in credit default swap indices were used in an effort to help reduce market risk (relative to the benchmark) generated by security holdings. (A short bond position is a type of hedge against the possibility of falling bond prices.) The Portfolio also had some exposure to index futures during the six-month period. The derivatives strategy, overall, had a positive effect on the Portfolio’s performance over the six-month period.
Q.	What is your assessment of the current climate for high-yield investing?
A:	We are of two minds in our outlook. On one hand, fundamental credit conditions, in our view, are very strong. While we recognize that financial reporting is backward looking, we think the financial resources currently available to companies may put them in a strong position. Cash holdings are high, interest coverage has returned to all-time highs after falling at the beginning of the pandemic, and most companies have continued to generate strong free cash flow. We believe all of those factors combine to help mitigate default risk. More importantly, we do not see any sector as overbuilt or overinvested, or even overleveraged, which may also reduce default risk. Likewise, the market sell-off has pushed prices down and yields up; in other words, the market has been expecting a fair amount of bad news.

On the other hand, inflation has remained firm, and we believe it will be very difficult for the Fed to achieve a “soft landing” for the economy. With that said, we also believe a severe recession is more likely to have ties to a Fed policy mistake, or an unforeseen global crisis. Fed Chair Powell and others

** Distributions are not guaranteed.

6

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.

The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). Plans are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally.

Investments in high-yield or lower rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

The market price of securities may fluctuate when interest rates change. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

The Portfolio may use derivatives, such as options, futures, inverse floating rate obligations, swaps, and others, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Derivatives may have a leveraging effect on the Portfolio.

The Portfolio may invest in common stocks or other equity investments, whose market price can fluctuate.

have indicated that they intend to keep tightening monetary policy until reported inflation numbers come down. However, with current inflation readings well above target and the federal funds rate still below neutral, the Fed will have to continue to increase rates, tighten financial conditions, and potentially raise unemployment. We put a higher probability on a mild recession than on the Fed achieving a “soft landing.” We believe current high-yield-spread pricing anticipates a mild recession; and although our analysts have uncovered some signs of slowing economic growth, they believe most issuers appear to be in relatively good condition. Therefore, we believe a steep recession with elevated high-yield default rates to be an unlikely scenario.

In the short term, we have positioned the Portfolio to be more defensive, keeping risk below the benchmark’s risk levels. While we believe the strong financial condition of companies could lead to mild default rates (relative to history), in the short term, rising defaults would put pressure on high-yield spreads. Likewise, our analysts have focused on investment opportunities that appear to have less default risk, and that they believe the market has mispriced.

The positive news, in our view, is the market cycle is advanced and the market is already pricing in a normal credit cycle; therefore, in the medium term, we think performance could return to “normal” levels. Likewise, falling prices have created opportunities for our analysts to identify potential new investments. At the right price, we believe even defaulted securities may eventually produce attractive returns, and so while the Portfolio’s short-term positioning is defensive, we have been preparing for the next step in the credit cycle, and will be prepared when macroeconomic pressure turns in our favor.

Please refer to the Schedule of Investments on pages 8 to 18 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

7

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Principal
Amount
USD ($)		Value
UNAFFILIATED ISSUERS — 96.5%
SENIOR SECURED FLOATING RATE LOAN INTERESTS — 2.8% of Net Assets*(a)
Airlines — 0.4%
95,000	LATAM Airlines Group SA, Tranche A Facility, 8.234% (Term SOFR + 750 bps), 8/8/22	$ 95,990
	Total Airlines	$ 95,990
Auto Parts & Equipment — 0.6%
159,636	First Brands Group LLC, First Lien 2021 Term Loan, 6.287% (Term SOFR + 500 bps), 3/30/27	$ 151,255
	Total Auto Parts & Equipment	$ 151,255
Gambling (Non-Hotel) — 0.6%
162,809	Enterprise Development Authority, Term Loan B, 5.916% (LIBOR + 425 bps), 2/28/28	$ 157,467
	Total Gambling (Non-Hotel)	$ 157,467
Human Resources — 0.4%
134,955	Team Health Holdings, Inc., Extended Term Loan, 6.775% (Term SOFR + 525 bps), 3/2/27	$ 114,880
	Total Human Resources	$ 114,880
Medical-Hospitals — 0.1%
24,687	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.95% (LIBOR + 375 bps), 8/31/26	$ 23,060
	Total Medical-Hospitals	$ 23,060
Metal Processors & Fabrication — 0.4%
129,025	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 118,058
	Total Metal Processors & Fabrication	$ 118,058
Telecommunication Equipment — 0.3%
95,399	Commscope, Inc., Initial Term Loan, 4.916% (LIBOR + 325 bps), 4/6/26	$ 86,177
	Total Telecommunication Equipment	$ 86,177
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $782,168)	$ 746,887
Shares
COMMON STOCK — 0.3% of Net Assets
Airlines — 0.3%
6,730	Grupo Aeromexico SAB de CV	$ 72,777
	Total Airlines	$ 72,777
TOTAL COMMON STOCK
	(Cost $110,000)	$ 72,777
Principal
Amount
USD ($)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4% of Net Assets
100,000(a)	Med Trust, Series 2021-MDLN, Class G, 6.575% (1 Month USD LIBOR + 525 bps), 11/15/38 (144A)	$ 90,031
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY
	(Cost $100,000)	$ 90,031
CONVERTIBLE CORPORATE BONDS — 4.0% of Net Assets
Airlines — 1.1%
92,000	Air Canada, 4.00%, 7/1/25	$ 100,232
219,000	Spirit Airlines, Inc., 1.00%, 5/15/26	197,428
	Total Airlines	$ 297,660

8 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Biotechnology — 0.5%
55,000	Insmed, Inc., 0.75%, 6/1/28	$ 45,760
81,000	Insmed, Inc., 1.75%, 1/15/25	75,290
	Total Biotechnology	$ 121,050
	Commercial Services — 0.0%†
935	Macquarie Infrastructure Holdings LLC, 2.00%, 10/1/23	$ 925
	Total Commercial Services	$ 925
	Energy-Alternate Sources — 0.3%
94,000(b)	Enphase Energy, Inc., 3/1/28	$ 93,295
	Total Energy-Alternate Sources	$ 93,295
	Entertainment — 0.6%
140,000(b)	DraftKings Holdings, Inc., 3/15/28	$ 85,820
99,000	IMAX Corp., 0.50%, 4/1/26	87,813
	Total Entertainment	$ 173,633
	Internet — 0.0%†
10,000	Perficient, Inc., 0.125%, 11/15/26 (144A)	$ 8,095
	Total Internet	$ 8,095
	Pharmaceuticals — 0.7%
130,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	$ 105,138
136,000	Tricida, Inc., 3.50%, 5/15/27	70,584
	Total Pharmaceuticals	$ 175,722
	Software — 0.8%
82,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 63,550
60,000	Jamf Holding Corp., 0.125%, 9/1/26 (144A)	50,730
105,000	Verint Systems, Inc., 0.25%, 4/15/26	95,812
	Total Software	$ 210,092
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $1,295,777)	$ 1,080,472
	CORPORATE BONDS — 85.6% of Net Assets
	Advertising — 2.7%
180,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 129,155
110,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	79,871
70,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29 (144A)	55,763
60,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 6/15/25 (144A)	57,309
260,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	208,918
200,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	179,130
	Total Advertising	$ 710,146
	Aerospace & Defense — 1.0%
327,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 266,505
	Total Aerospace & Defense	$ 266,505
	Airlines — 0.5%
35,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	$ 29,243
70,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	64,315
55,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	47,078
	Total Airlines	$ 140,636

The accompanying notes are an integral part of these financial statements. 9

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Auto Manufacturers — 2.9%
295,000	Ford Motor Credit Co. LLC, 4.00%, 11/13/30	$ 239,025
300,000	Ford Motor Credit Co. LLC, 4.134%, 8/4/25	284,156
254,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	243,840
	Total Auto Manufacturers	$ 767,021
	Auto Parts & Equipment — 1.1%
331,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 285,951
	Total Auto Parts & Equipment	$ 285,951
	Banks — 0.6%
15,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	$ 11,117
69,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	59,524
118,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	99,319
	Total Banks	$ 169,960
	Biotechnology — 0.7%
220,000	Grifols Escrow Issuer SA, 4.75%, 10/15/28 (144A)	$ 190,850
	Total Biotechnology	$ 190,850
	Building Materials — 1.8%
165,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	$ 125,593
70,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	62,475
255,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	163,969
79,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	73,364
85,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	67,374
	Total Building Materials	$ 492,775
	Chemicals — 2.3%
155,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	$ 130,588
304,000	Mativ, Inc., 6.875%, 10/1/26 (144A)	270,560
171,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	123,029
127,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	102,208
	Total Chemicals	$ 626,385
	Commercial Services — 4.5%
215,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 181,944
130,000	APX Group, Inc., 5.75%, 7/15/29 (144A)	100,502
105,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	98,428
140,000	Brink’s Co., 5.50%, 7/15/25 (144A)	134,730
206,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	188,411
105,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	87,938
60,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	54,126
60,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	54,075
155,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	122,837
120,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	111,900
80,000	Sotheby’s, 7.375%, 10/15/27 (144A)	74,125
	Total Commercial Services	$ 1,209,016
	Computers — 1.8%
195,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 101,400
308,000	KBR, Inc., 4.75%, 9/30/28 (144A)	271,810

10 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Computers (continued)
90,000	NCR Corp., 5.00%, 10/1/28 (144A)	$ 76,202
45,000	NCR Corp., 5.25%, 10/1/30 (144A)	38,812
	Total Computers	$ 488,224
	Diversified Financial Services — 4.0%
165,765(c)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	$ 131,466
145,000	Bread Financial Holdings, Inc., 4.75%, 12/15/24 (144A)	132,820
209,392(c)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	158,614
237,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	213,300
108,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	82,688
170,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	135,682
245,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	216,213
	Total Diversified Financial Services	$ 1,070,783
	Electric — 3.5%
235,000	Calpine Corp., 5.00%, 2/1/31 (144A)	$ 190,350
105,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	84,653
65,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	51,356
179,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	142,732
60,000	NRG Energy, Inc., 3.375%, 2/15/29 (144A)	48,385
325,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	254,797
182,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	152,267
	Total Electric	$ 924,540
	Electrical Components & Equipments — 0.9%
112,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 88,897
55,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	48,194
90,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	89,478
	Total Electrical Components & Equipments	$ 226,569
	Engineering & Construction — 1.6%
263,034	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 211,953
200,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	184,689
50,000	TopBuild Corp., 4.125%, 2/15/32 (144A)	38,399
	Total Engineering & Construction	$ 435,041
	Entertainment — 3.1%
125,000	CDI Escrow Issuer, Inc., 5.75%, 4/1/30 (144A)	$ 115,036
145,000	Lions Gate Capital Holdings LLC, 5.50%, 4/15/29 (144A)	112,639
200,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	167,822
65,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	55,250
100,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	94,470
100,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	94,600
220,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29 (144A)	186,162
	Total Entertainment	$ 825,979
	Environmental Control — 0.5%
55,000	GFL Environmental, Inc., 4.00%, 8/1/28 (144A)	$ 45,375
89,000	Tervita Corp., 11.00%, 12/1/25 (144A)	96,787
	Total Environmental Control	$ 142,162

The accompanying notes are an integral part of these financial statements. 11

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Food — 0.8%
50,000	US Foods, Inc., 4.625%, 6/1/30 (144A)	$ 42,583
205,000	US Foods, Inc., 4.75%, 2/15/29 (144A)	179,209
	Total Food	$ 221,792
	Forest Products & Paper — 1.6%
96,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 82,784
173,000	Mercer International, Inc., 5.125%, 2/1/29	148,780
218,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	200,846
	Total Forest Products & Paper	$ 432,410
	Healthcare-Services — 2.5%
65,000	Legacy LifePoint Health LLC, 6.75%, 4/15/25 (144A)	$ 62,647
75,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	55,638
22,000	RegionalCare Hospital Partners Holdings Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	21,556
57,000	Surgery Center Holdings, Inc., 6.75%, 7/1/25 (144A)	52,243
237,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	229,569
60,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	56,551
145,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	129,850
146,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	51,465
	Total Healthcare-Services	$ 659,519
	Home Builders — 0.6%
89,000	KB Home, 4.00%, 6/15/31	$ 68,174
125,000	M/I Homes, Inc., 3.95%, 2/15/30	93,887
	Total Home Builders	$ 162,061
	Household Products/Wares — 0.1%
12,000	Spectrum Brands, Inc., 5.75%, 7/15/25	$ 11,849
	Total Household Products/Wares	$ 11,849
	Housewares — 1.3%
476,000	Scotts Miracle-Gro Co., 4.00%, 4/1/31	$ 355,810
	Total Housewares	$ 355,810
	Internet — 1.3%
155,000	Cogent Communications Group, Inc., 7.00%, 6/15/27 (144A)	$ 148,060
215,000	Twitter, Inc., 5.00%, 3/1/30 (144A)	203,981
	Total Internet	$ 352,041
	Iron & Steel — 2.8%
160,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 146,927
297,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)	294,772
70,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	68,538
75,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	73,875
215,000	TMS International Corp., 6.25%, 4/15/29 (144A)	155,641
	Total Iron & Steel	$ 739,753
	Leisure Time — 1.7%
63,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 48,668
140,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	109,489
65,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	49,725
80,000	Royal Caribbean Cruises, Ltd., 5.50%, 4/1/28 (144A)	55,600
30,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	29,628

12 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Leisure Time (continued)
43,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	$ 44,183
69,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	58,132
80,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	63,080
	Total Leisure Time	$ 458,505
	Lodging — 0.7%
135,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand
	Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 109,350
90,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	85,446
	Total Lodging	$ 194,796
	Media — 3.9%
269,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 212,510
243,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	163,789
106,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	99,091
177,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	143,370
80,000	News Corp., 3.875%, 5/15/29 (144A)	69,077
30,000	News Corp., 5.125%, 2/15/32 (144A)	26,565
230,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	169,318
5,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	4,909
200,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	166,000
	Total Media	$ 1,054,629
	Metal Fabricate/Hardware — 0.2%
75,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 59,250
	Total Metal Fabricate/Hardware	$ 59,250
	Mining — 1.3%
109,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 75,508
194,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	158,300
125,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	112,500
	Total Mining	$ 346,308
	Oil & Gas — 10.2%
151,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 146,848
270,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	270,675
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	43,500
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	43,202
200,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	171,045
25,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	25,040
30,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	28,500
100,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	86,000
219,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	210,240
177,000	Occidental Petroleum Corp., 4.40%, 4/15/46	143,106
230,000	Parkland Corp., 4.625%, 5/1/30 (144A)	186,583
34,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	30,430
105,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	101,325
70,000	Southwestern Energy Co., 4.75%, 2/1/32	59,651
185,000	Southwestern Energy Co., 5.375%, 2/1/29	171,606
310,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	282,100
235,000	Tap Rock Resources LLC, 7.00%, 10/1/26 (144A)	221,883
202,531	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	190,379

The accompanying notes are an integral part of these financial statements. 13

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	Oil & Gas (continued)
200,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	$ 191,000
150,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	134,250
	Total Oil & Gas	$ 2,737,363
	Oil & Gas Services — 0.3%
89,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	$ 84,327
	Total Oil & Gas Services	$ 84,327
	Packaging & Containers — 1.7%
220,000	OI European Group BV, 4.75%, 2/15/30 (144A)	$ 184,250
105,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	98,175
210,000	TriMas Corp., 4.125%, 4/15/29 (144A)	179,271
	Total Packaging & Containers	$ 461,696
	Pharmaceuticals — 2.7%
95,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 80,076
80,000	Bausch Health Cos., Inc., 5.50%, 11/1/25 (144A)	70,263
195,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	177,690
110,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	77,006
102,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	77,520
305,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	251,244
	Total Pharmaceuticals	$ 733,799
	Pipelines — 4.2%
146,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31 (144A)	$ 123,867
165,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	153,863
115,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	103,500
5,000	EnLink Midstream LLC, 5.375%, 6/1/29	4,375
40,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	27,050
116,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	82,111
201,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	177,885
200,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	184,000
273,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	256,410
	Total Pipelines	$ 1,113,061
	Real Estate — 0.6%
220,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/30 (144A)	$ 162,800
	Total Real Estate	$ 162,800
	REITs — 2.5%
200,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	$ 172,000
105,000	iStar, Inc., 4.25%, 8/1/25	96,862
195,000	iStar, Inc., 4.75%, 10/1/24	183,600
36,000	Starwood Property Trust, Inc., 3.75%, 12/31/24 (144A)	32,760
100,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	69,598
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	102,550
	Total REITs	$ 657,370
	Retail — 3.1%
150,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 148,500
60,000	Bath & Body Works, Inc., 6.625%, 10/1/30 (144A)	51,320
135,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	109,785

14 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Retail (continued)
35,000	Gap, Inc., 3.625%, 10/1/29 (144A)	$ 24,577
35,000	Gap, Inc., 3.875%, 10/1/31 (144A)	24,412
105,000	Group 1 Automotive, Inc., 4.00%, 8/15/28 (144A)	87,729
270,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	205,497
93,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	62,542
35,000	SRS Distribution, Inc., 6.125%, 7/1/29 (144A)	27,596
91,000	Staples, Inc., 7.50%, 4/15/26 (144A)	76,622
	Total Retail	$ 818,580
	Software — 1.2%
270,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 224,100
150,000	Rackspace Technology Global, Inc., 5.375%, 12/1/28 (144A)	97,071
	Total Software	$ 321,171
	Telecommunications — 3.6%
260,000	Altice France SA, 5.125%, 7/15/29 (144A)	$ 196,300
115,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	92,770
63,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	49,802
200,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	139,253
80,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	67,751
135,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	134,380
135,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	134,325
185,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	148,925
	Total Telecommunications	$ 963,506
	Transportation — 2.9%
295,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 219,224
410,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	327,231
250,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	240,637
	Total Transportation	$ 787,092
	Trucking & Leasing — 0.3%
85,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 83,148
	Total Trucking & Leasing	$ 83,148
	TOTAL CORPORATE BONDS
	(Cost $27,157,721)	$ 22,945,179
Shares
	RIGHTS/WARRANTS — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
6,300(d)(e)+^	Avation Plc, 1/1/59	$—
	Total Aerospace & Defense	$ —
	Health Care Providers & Services — 0.0%†
80(e)(f)+^	Option Care Health, Inc., 6/30/25	$253
80(e)(f)+^	Option Care Health, Inc., 6/30/25	210
	Total Health Care Providers & Services	$ 463
	RIGHTS/WARRANTS
	(Cost $—)	$ 463

The accompanying notes are an integral part of these financial statements. 15

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Face
Amount
USD ($)					Value
INSURANCE-LINKED SECURITIES — 0.0%† of Net Assets#
Reinsurance Sidecars — 0.0%†
Multiperil – Worldwide — 0.0%†
25,723(e)(g)+	Lorenz Re 2019, 6/30/23				$ 2,984
	Total Reinsurance Sidecars				$ 2,984
TOTAL INSURANCE-LINKED SECURITIES
	(Cost $8,066)				$ 2,984
Shares
SHORT TERM INVESTMENTS — 3.4% of Net Assets
Open-End Fund — 3.4%
911,414(h)	Dreyfus Government Cash Management, Institutional Shares, 1.35%				$ 911,414
$ 911,414
TOTAL SHORT TERM INVESTMENTS
	(Cost $911,414)				$ 911,414
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.5%
	(Cost $30,365,146)				$ 25,850,207
Change
in Net
			Net	Unrealized
		Dividend	Realized	Appreciation
		Income	Gain (Loss)	(Depreciation)
AFFILIATED ISSUER — 1.9%
CLOSED-END FUND — 1.9% of Net Assets
61,212(i)	Pioneer ILS Interval Fund	$—	$—	$9,182	$ 512,959
TOTAL CLOSED-END FUND
	(Cost $646,050)				$ 512,959
TOTAL INVESTMENTS IN AFFILIATED ISSUER — 1.9%
	(Cost $646,050)				$ 512,959
	OTHER ASSETS AND LIABILITIES — 1.6%				$ 432,423
	NET ASSETS — 100.0%				$ 26,795,589

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $20,183,404, or 75.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2022.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Avation Plc warrants are exercisable into 6,300 shares.
(e)	Non-income producing security.
(f)	Option Care Health, Inc. warrants are exercisable into 160 shares.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.

16 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

(i)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.

	Acquisition
Restricted Securities	date	Cost	Value
Lorenz Re 2019	7/10/2019	$8,066	$2,984
% of Net assets			0.0%†

† Amount rounds to less than 0.1%.

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of					Unrealized
Contracts Long	Description	Expiration Date	Notional Amount	Market Value	(Depreciation)
1	U.S. 5 Year Note (CBT)	9/30/22	$ 113,300	$112,250	$(1,050)
TOTAL FUTURES CONTRACTS			$ 113,300	$112,250	$(1,050)

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional		Pay/	Annual	Expiration	Premiums	Unrealized	Market
Amount ($)(1)	Reference Obligation/Index	Receive(2)	Fixed Rate	Date	Paid	Appreciation	Value
2,613,600	Markit CDX North America	Pay	5.00%	6/20/27	$66,251	$5,652	$71,903
	High Yield Index Series 38
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$66,251	$5,652	$71,903
TOTAL SWAP CONTRACTS					$66,251	$5,652	$71,903

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022, aggregated $4,538,220 and $13,168,293, respectively.

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which the Adviser serves as the Portfolio’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

At June 30, 2022, the net unrealized depreciation on investments based on cost for federal tax purposes of $30,866,841 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 56,209
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,489,031)
Net unrealized depreciation	$(4,432,822)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements – Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements – Note 1A.

The accompanying notes are an integral part of these financial statements. 17

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 746,887	$ —	$ 746,887
Common Stock	72,777	—	—	72,777
Commercial Mortgage-Backed Security	—	90,031	—	90,031
Convertible Corporate Bonds	—	1,080,472	—	1,080,472
Corporate Bonds	—	22,945,179	—	22,945,179
Rights/Warrants	—	—	463	463
Insurance-Linked Securities
Reinsurance Sidecars	—	—	2,984	2,984
Open-End Fund	911,414	—	—	911,414
Affiliated Closed-End Fund	—	512,959	—	512,959
Total Investments in Securities	$984,191	$ 25,375,528	$3,447	$ 26,363,166

Other Financial Instruments
Net unrealized depreciation on futures contracts	$ (1,050)	$ —	$ —	$ (1,050)
Swap contracts, at value	—	71,903	—	71,903
Total Other Financial Instruments	$ (1,050)	$ 71,903	$ —	$ 70,853

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

		Insurance-
	Rights/	Linked
	Warrants	Securities	Total
Balance as of 12/31/21	$ —	$ 844	$ 844
Realized gain (loss)(1)	—	(9,548)	(9,548)
Changed in unrealized appreciation (depreciation)(2)	(11)	11,713	11,702
Accrued discounts/premiums	—	(25)	(25)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3*	474	—	474
Transfers out of Level 3*	—	—	—
Balance as of 6/30/22	$ 463	$2,984	$ 3,447

(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022: $2,154

18 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $30,365,146)	$ 25,850,207
Investments in affiliated issuers, at value (cost $646,050)	512,959
Futures collateral	5,125
Swaps collateral	86,013
Variation margin for futures contracts	703
Variation margin for centrally cleared swap contracts	5,800
Swap contracts, at value (net premiums paid $66,251)	71,903
Receivables —
Portfolio shares sold	216
Interest	456,674
Due from the Adviser	158
Other assets	118
Total assets	$ 26,989,876

LIABILITIES:
Overdraft due to custodian	$ 5,798
Payables —
Portfolio shares repurchased	125,873
Professional fees	37,003
Printing expense	22,850
Due to affiliates	2,172
Accrued expenses	591
Total liabilities	$ 194,287

NET ASSETS:
Paid-in capital	$ 32,256,837
Distributable earnings (loss)	(5,461,248)
Net assets	$ 26,795,589

NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $21,638,097/2,735,502 shares)	$ 7.91
Class ll (based on $5,157,492/661,297 shares)	$ 7.80

The accompanying notes are an integral part of these financial statements. 19

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Interest from unaffiliated issuers	$ 945,294
Total Investment Income		$ 945,294
EXPENSES:
Management fees	$ 105,803
Administrative expenses	5,720
Distribution fees
Class ll	8,755
Custodian fees	1,352
Professional fees	39,161
Printing expense	24,309
Pricing fees	1,592
Trustees' fees	4,117
Miscellaneous	558
Total expenses		$ 191,367
Less fees waived and expenses reimbursed by the Adviser		(36,114)
Net expenses		$ 155,253
Net investment income		$ 790,041
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (440,005)
Futures contracts	(6,442)
Swap contracts	179,274	$ (267,173)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(5,009,176)
Investments in affiliated issuers	9,182
Futures contracts	(1,594)
Swap contracts	16,938	$ (4,984,650)
Net realized and unrealized gain (loss) on investments		$ (5,251,823)
Net decrease in net assets resulting from operations		$ (4,461,782)

20 The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 790,041	$ 1,998,307
Net realized gain (loss) on investments	(267,173)	1,578,134
Change in net unrealized appreciation (depreciation) on investments	(4,984,650)	(1,111,940)
Net increase (decrease) in net assets resulting from operations	$ (4,461,782)	$ 2,464,501
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($0.21 and $0.48 per share, respectively)	$ (627,226)	$ (1,727,107)
Class ll ($0.20 and $0.45 per share, respectively)	(160,840)	(504,482)
Total distributions to shareowners	$ (788,066)	$ (2,231,589)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 2,995,650	$ 27,625,348
Reinvestment of distributions	787,650	2,231,589
Cost of shares repurchased	(15,132,577)	(29,037,853)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$(11,349,277)	$ 819,084
Net increase (decrease) in net assets	$(16,599,125)	$ 1,051,996
NET ASSETS:
Beginning of period	$ 43,394,714	$ 42,342,718
End of period	$ 26,795,589	$ 43,394,714

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class l
Shares sold	110,340	$ 985,046	484,759	$ 4,539,716
Reinvestment of distributions	72,545	627,226	184,884	1,727,107
Less shares repurchased	(471,554)	(4,067,170)	(1,326,776)	(12,427,261)
Net decrease	(288,669)	$ (2,454,898)	(657,133)	$ (6,160,438)
Class ll
Shares sold	231,215	$ 2,010,620	2,501,984	$ 23,085,632
Reinvestment of distributions	18,691	160,408	54,876	504,482
Less shares repurchased	(1,235,474)	(11,065,407)	(1,796,723)	(16,610,592)
Net increase (decrease)	(985,568)	$ (8,894,379)	760,137	$ 6,979,522

The accompanying notes are an integral part of these financial statements.

21

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.58	$ 8.79	$ 9.53	$ 9.31
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.21	0.43	0.46	0.47	0.44	0.43
Net realized and unrealized gain (loss)
on investments	(1.43)	0.10	(0.27)	0.78	(0.74)	0.22
Net increase (decrease) from investment operations	$ (1.22)	$ 0.53	$ 0.19	$ 1.25	$ (0.30)	$ 0.65
Distributions to shareowners:
Net investment income	(0.21)	(0.48)	(0.48)	(0.46)	(0.44)	(0.43)
Total distributions	$ (0.21)	$ (0.48)	$ (0.48)	$ (0.46)	$ (0.44)	$ (0.43)
Net increase (decrease) in net asset value	$(1.43)	$0.05	$(0.29)	$0.79	$(0.74)	$0.22
Net asset value, end of period	$7.91	$9.34	$9.29	$9.58	$8.79	$9.53
Total return(b)	(13.20)%(c)	5.82%	2.37%	14.44%	(3.30)%	7.14%
Ratio of net expenses to average net assets	0.90%(d)	0.90%	1.02%	1.03%	1.03%	0.91%
Ratio of net investment income (loss) to average
net assets	4.93%(d)	4.60%	5.15%	5.03%	4.76%	4.57%
Portfolio turnover rate	14%(c)	99%	90%	66%	45%	44%
Net assets, end of period (in thousands)	$21,638	$28,234	$34,218	$35,652	$33,476	$42,728
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for
fees paid indirectly:
Total expenses to average net assets	1.12%(d)	1.12%	1.10%	1.07%	1.07%	0.91%
Net investment income (loss) to average
net assets	4.71%(d)	4.38%	5.07%	4.99%	4.72%	4.57%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

22

The accompanying notes are an integral part of these financial statements.

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 9.21	$ 9.16	$ 9.47	$ 8.68	$ 9.45	$ 9.23
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.20	0.40	0.42	0.44	0.41	0.41
Net realized and unrealized gain (loss)
on investments	(1.41)	0.10	(0.28)	0.78	(0.77)	0.22
Net increase (decrease) from investment operations	$ (1.21)	$ 0.50	$ 0.14	$ 1.22	$ (0.36)	$ 0.63
Distributions to shareowners:
Net investment income	(0.20)	(0.45)	(0.45)	(0.43)	(0.41)	(0.41)
Total distributions	$ (0.20)	$ (0.45)	$ (0.45)	$ (0.43)	$ (0.41)	$ (0.41)
Net increase (decrease) in net asset value	(1.41)	0.05	$ (0.31)	0.79	$ (0.77)	0.22
Net asset value, end of period	7.80	9.21	$ 9.16	9.47	$ 8.68	9.45
Total return(b)	(13.31)%(c)	5.56%	1.87%	14.28%	(3.94)%	6.89%(d)
Ratio of net expenses to average net assets	1.15%(e)	1.15%	1.26%	1.28%	1.28%	1.16%
Ratio of net investment income (loss) to average
net assets	4.56%(e)	4.29%	4.81%	4.79%	4.50%	4.31%
Portfolio turnover rate	14%(c)	99%	90%	66%	45%	44%
Net assets, end of period (in thousands)	$ 5,157	$15,161	$ 8,125	$11,642	$ 8,085	$11,594
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for
fees paid indirectly:
Total expenses to average net assets	1.37%(e)	1.37%	1.33%	1.32%	1.32%	1.16%
Net investment income (loss) to average
net assets	4.34%(e)	4.07%	4.74%	4.74%	4.45%	4.31%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2017, the total return would have been 6.83%.
(e)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.

23

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer High Yield VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to maximize total return through a combination of income and capital appreciation.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2023. Management is evaluating the impact of ASU 2020-04 on the Portfolio's investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

24

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust

Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, three securities were valued using fair value methods (in addition to securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry valuation model) representing less than 0.0% of net assets. The value of these fair valued securities was $463.

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

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Notes to Financial Statements 6/30/22 (unaudited) (continued)

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$2,231,589
Total	$2,231,589

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The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed ordinary income	$ 144,437
Capital loss carryforward	(707,101)
Net unrealized appreciation	351,264
Total	$(211,400)

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the mark to market of swaps.

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

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Notes to Financial Statements 6/30/22 (unaudited) (continued)

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted.

These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

The Portfolio invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The effect of any changes to - or discontinuation of - LIBOR on the Portfolio will vary depending on, among other things, existing fallback provisions in individual contracts and whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products and instruments. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the SOFR

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published by the Federal Reserve Bank of New York, including any recommended spread adjustment and benchmark replacement conforming changes. The process of transitioning from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR-based investments held by the Portfolio or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Portfolio. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could occur at any time.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio's principal risks. Please refer to that document when considering the Portfolio's principal risks.

G. Restricted Securities

Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.

Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio at June 30, 2022 are listed in the Schedule of Investments.

H. Insurance-Linked Securities (“ILS”)

The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.

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Notes to Financial Statements 6/30/22 (unaudited) (continued)

Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio's structured reinsurance investments, and therefore the Portfolio's assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.

Additionally, the Portfolio may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at June 30, 2022, is listed in the Schedule of Investments.

I. Futures Contracts

The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.

All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2022, is recorded as "Futures collateral" on the Statement of Assets and Liabilities.

Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average market value of futures contracts open during the six months ended June 30, 2022, was $115,971. Open futures contracts outstanding at June 30, 2022, are listed in the Schedule of Investments.

J. Credit Default Swap Contracts

A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.

As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.

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Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.

Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.

Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2022, is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.

The average market value of credit default swap contracts open during the six months ended June 30, 2022, was $(69,518). Open credit default swap contracts at June 30, 2022, are listed in the Schedule of Investments.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Portfolio’s average daily net assets over $1 billion. For the six months ended June 30, 2022, the effective management fee (excluding waivers and/or assumption of expenses and acquired fund fees and expenses) was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.

The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the six months ended June 30, 2022, the Adviser waived $4,418 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as an expense waiver.

The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all Portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.90% and 1.15% of the average daily net assets attributable to Class I shares and Class II shares respectively. These expense limitation are in effect through May 1, 2023. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended June 30, 2022, are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $2,065 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $4,117 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $0.

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Notes to Financial Statements 6/30/22 (unaudited) (continued)

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $107 in distribution fees payable to the Distributor at June 30, 2022.

6. Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2022, was as follows:

Statement of Assets	Interest	Credit	Foreign	Equity	Commodity
and Liabilities	Rate Risk	Risk	Exchange Rate Risk	Risk	Risk
Assets
Swap contracts, at value	$ —	$ 71,903	$ —	$ —	$ —
Total Value	$ —	$ 71,903	$ —	$ —	$ —
Liabilities
Net unrealized
depreciation on
futures contracts	$1,050	$ —	$ —	$ —	$ —
Total Value	$1,050	$ —	$ —	$ —	$ —

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2022 was as follows:

Statement of	Interest	Credit	Foreign	Equity	Commodity
Operations	Rate Risk	Risk	Exchange Rate Risk	Risk	Risk
Net Realized
Gain (Loss) on:
Futures contracts	$(6,442)	$ —	$ —	$ —	$ —
Swap contracts	—	179,274	—	—	—
Total Value	$(6,442)	$179,274	$ —	$ —	$ —
Change in Net
Unrealized Appreciation
(Depreciation) on:
Futures contracts	$(1,594)	$ —	$ —	$ —	$ —
Swap contracts	—	16,938	—	—	—
Total Value	$(1,594)	$ 16,938	$ —	$ —	$ —

7. Unfunded Loan Commitments

The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Footnote 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

As of June 30, 2022, the Portfolio had the following unfunded loan commitment outstanding:

				Unrealized
				Appreciation
Loan	Principal	Cost	Value	(Depreciation)
Project Watson	$409,200	$409,200	$409,200	$ —

8. Affiliated Issuers

An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At June 30, 2022, the value of the Portfolio’s investment in affiliated issuers was $512,959, which represents 1.9% of the Portfolio’s net assets.

Transactions in affiliated issuers by the Portfolio for the six months ended June 30, 2022 were as follows:

			Change in	Net Realized
			Net Unrealized	Gain/(Loss)	Dividends
			Appreciation/	From	Received and	Shares
	Value at		(Depreciation)	Investments	Reinvested from	held at	Value at
Name of the	December 31,	Purchases	from Investments	in Affiliated	Investments in	June 30,	June 30,
Affiliated Issuer	2021	Costs	in Affiliated Issuers	Issuers	Affiliated Issuers	2022	2022
Pioneer ILS
Interval Fund	$503,777	$—	$9,182	$—	$—	61,212	$512,959

Annual and semi-annual reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.

33

Pioneer High Yield VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

34

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35

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36

Pioneer Variable Contracts Trust	Trustees
Officers	Thomas J. Perna, Chairman
Lisa M. Jones, President and Chief Executive Officer	John E. Baumgardner, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	Diane Durnin
Accounting Officer	Benjamin M. Friedman
Christopher J. Kelley, Secretary and Chief Legal Officer	Lisa M. Jones
Craig C. MacKay
Investment Adviser and Administrator	Lorraine H. Monchak
Amundi Asset Management US, Inc.	Marguerite A. Piret
Fred J. Ricciardi
Custodian and Sub-Administrator	Kenneth J. Taubes
Bank of New York Mellon Corporation

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

37

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19622-16-0822

Pioneer Variable Contracts Trust

Pioneer Mid Cap Value

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Update 6/30/22

Sector Distribution

(As a percentage of total investments)*

5 Largest Holdings
(As a percentage of total investments)*
1.	CenterPoint Energy, Inc.	3.04%
2.	Public Service Enterprise
	Group, Inc.	2.96
3.	M&T Bank Corp.	2.89
4.	Exelon Corp.	2.71
5.	Pioneer Natural Resources Co.	2.59

*	Excludes short term investments and all
derivative contracts except for options
purchased. The Portfolio is actively
managed, and current holdings may be
different. The holdings listed should not be
considered recommendations to buy or sell
any securities.

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class I	$10.40	$23.08
Class II	$10.28	$22.78

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 – 6/30/22)	Income	Capital Gains	Capital Gains
Class I	$0.4525	$3.0465	$5.7039
Class ll	$0.2961	$3.0465	$5.7039

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer Mid Cap Value VCT Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Value Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The Russell Midcap Value Index is an unmanaged index that measures the performance of U.S. mid-cap value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns
(As of June 30, 2022)
			Russell Midcap
	Class I	Class II	Value Index
10 Years	8.96%	8.69%	10.62%
5 Years	5.25%	4.99%	6.27%
1 Year	-6.77%	-6.98%	-10.00%

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

2

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$ 855.60	$ 854.70
Expenses Paid During Period*	$ 3.40	$ 4.55

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.74% and 0.99% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Value VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$1,021.12	$1,019.89
Expenses Paid During Period*	$ 3.71	$ 4.96

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.74% and 0.99% for Class I and Class II shares respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following interview, Timothy Stanish and Raymond Haddad discuss the factors that affected the performance of Pioneer Mid Cap Value VCT Portfolio during the six-month period ended June 30, 2022. Mr. Stanish, a vice president, a portfolio EVA (economic value added) analyst, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), and Mr. Haddad, a vice president and a portfolio manager at Amundi US, are responsible for the day-to-day management of the Portfolio.

Q:	How did the Portfolio perform during the six-month period ended June 30, 2022?
A:	Pioneer Mid Cap Value VCT Portfolio’s Class I shares returned -14.44% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -14.53%, while the Portfolio’s benchmark, the Russell Midcap Value Index (the Russell Index), returned -16.23%.
Q:	How would you describe the investment environment for equity investors during the six-month period ended June 30, 2022?
A:	The US equity market suffered a significant decline during the six-month period, and gave back much of the gain it had registered in 2021. Inflationary pressures, which had been evident since early last year, intensified following Russia’s invasion of Ukraine in February. The US Federal Reserve (Fed) responded by ending its quantitative easing (bond purchase) program, which had been enacted at the onset of the COVID-19 pandemic to help bolster the market and stimulate the economy, and then began hiking interest rates aggressively. The Fed raised the target range for its benchmark federal funds rate by 25 basis points (bps) in March, then followed with increases of 50 bps and 75 bps in May and June, respectively. (A basis point is equal to 1/100th of a percentage point.) In combination, those events fueled investors’ concerns that both economic growth and corporate profits could slow in the second half of the year.

Mid-cap value stocks, while performing poorly in absolute terms, held up well versus mid-cap growth stocks over the six-month period. Mid-cap value, as measured by the Portfolio’s benchmark, the Russell Index, returned -16.23% for the period, while mid-cap growth stocks, as measured by the Russell Midcap Growth Index, returned -31.00%. Rising interest rates have tended to reduce the value of future corporate earnings when discounted back to today’s dollars, making for a particularly challenging environment for growth stocks, given that the cash-flow streams of such companies are weighted further in the future. In contrast, value-segment companies have typically featured higher current cash flows. Value stocks also benefited from the larger relative weightings of value companies in market segments that performed well during the period, including resources firms, and stocks of companies in defensive sectors such as utilities and consumer staples.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

4

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Q:	How did you position the Portfolio during the six-month period ended June 30, 2022, and how did the positioning affect performance relative to the benchmark?
A:	We generally seek to own two types of stocks in the Portfolio. First, we prefer stocks of companies with valuations that we feel do not fully capture positive attributes, such as high-quality assets, high returns on capital, or stable earnings. Second, we look for stocks of companies that are trading at discounts due to a lack of current profits, but where we see catalysts for a profit recovery in the intermediate term.

Our search for companies in the latter category led us to shift the Portfolio to an overweight to the energy sector versus the Russell Index in 2021. At the time, many energy stocks were priced as though the underlying companies would destroy value in perpetuity, but we believed the combination of constrained supplies and improving management practices - namely, a focus on shareholder returns rather than production growth – could set the stage for a return to profitability. That scenario played out during the period, and the Portfolio’s benchmark-relative returns benefited from the modest overweight to energy as well as from holdings in strong performers such as Marathon Petroleum and Schlumberger.

The utilities sector was an area of strength for the Portfolio versus the benchmark during the six-month period. We had added exposure to the sector throughout 2021, based on the view that it was home to many companies that featured stable returns, but whose stocks had fallen out of favor amid investors’ embrace of faster-growing, more richly valued areas of the market. We sought to take advantage of the resulting valuation discount by initiating Portfolio investments in Exelon and CenterPoint Energy. Both stocks posted gains in the first half of the year, even as the broader market moved lower, and aided the Portfolio’s relative performance.

The materials sector was another source of positive benchmark-relative results during the period, thanks to strong returns for several mining stocks in the Portfolio. A position in Graphic Packaging Holding also boosted relative results. We believed the stock was undervalued, given the company’s return to positive (albeit modest) growth, as well as its role as a low-cost producer in a consolidating industry. The shares indeed rose closer to their intrinsic value in the first half of the year, and aided the Portfolio’s performance.

On the other hand, the Portfolio lost some ground versus the benchmark through its positioning in the consumer discretionary sector. A number of holdings that we had anticipated would benefit from a post-pandemic reopening – including Expedia, Hilton Worldwide, and Darden Restaurants –lagged during the period as consumer spending came under pressure from rising inflation. In addition, the reopening proved bumpier than expected in some parts of the world. Lennar, one of the largest US homebuilders, also underperformed and detracted from the Portfolio’s benchmark-relative returns

5

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

as investors grew concerned about the potential effects of higher interest rates on housing prices and affordability. LKQ, a provider of aftermarket auto parts, was another Portfolio laggard of note. LKQ’s share price fell sharply during the first three months of the period, due to concerns about declining auto sales. The price recovered, somewhat, in the second quarter, but not enough to prevent the stock from detracting from the Portfolio’s relative returns.

The real estate sector was an additional source of benchmark-relative weakness for the Portfolio. Within real estate, benchmark-relative returns lagged due to holdings of companies with “longer duration” cash flows; in other words, cash flows weighted further in the future. Stocks with that characteristic generally underperformed during the six-month period and pressured the Portfolio’s holdings in the real estate sector.

Q:	Did the Portfolio have any exposure to derivative securities during the six-month period ended June 30, 2022?
A:	The Portfolio had no exposure to derivatives exposure during the period.
Q:	What is your investment outlook, and how have you positioned the Portfolio?
A:	We continue to see a wide range of opportunities in the mid-cap value category. The financials sector is a particularly interesting area to us, since it includes regional banks. Therefore, we believe the sector could be in a better position to capitalize on rising interest rates than large-cap financial firms, where a higher percentage of revenues derive from capital-markets activity (which makes them more sensitive to financial-market performance). In addition, the mid-cap value category is home to a wide range of companies that we think could benefit from higher inflation, including those in the energy and materials sectors. We also feel that mid-cap value stocks offer a more attractive landscape for individual stock selection than the large-cap value segment. Finally, the mid-cap value category has continued to offer compelling valuations compared to the broader market, in our view, even after the category’s outperformance over the past 12 to 18 months. Taken together, we believe those factors indicate that the mid-cap value area remains fertile ground for bottom-up investors.

We remain committed to investing the Portfolio in shares of companies with strong balance sheets and what we view as sustainable business models. We seek to hold companies that we think are capable of surviving recessions and emerging with the financial firepower to invest and thrive during the subsequent recovery. We continue to believe our investment strategy for the Portfolio could be well-suited for the economic and market conditions that could prevail during the remainder of the year and beyond.

6

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

A Word About Risk:

All investments are subject to risk,
including the possible loss of principal.
In the past several years, financial
markets have experienced increased
volatility and heightened uncertainty.
The market prices of securities may go
up or down, sometimes rapidly or
unpredictably, due to general market
conditions, such as real or perceived
adverse economic, political, or
regulatory conditions, recessions,
inflation, changes in interest or
currency rates, lack of liquidity in the
bond markets, the spread of infectious
illness or other public health issues,
armed conflict including Russia’s
military invasion of Ukraine, sanctions
against Russia, other nations or
individuals or companies and possible
countermeasures, or adverse investor
sentiment. These conditions may
continue, recur, worsen or spread.

Investments in mid-sized companies
may offer the potential for higher
returns, but are also subject to greater
short-term price fluctuations than
larger, more established companies.

Investing in foreign and/or emerging
markets securities involves risks relating
to interest rates, currency exchange
rates, economic, and political
conditions.

The Portfolio invests in REIT securities,
the value of which can fall for a variety
of reasons, such as declines in rental
income, fluctuating interest rates, poor
property management, environmental
liabilities, uninsured damage, increased
competition, or changes in real estate
tax laws.

The market price of securities may
fluctuate when interest rates change.
When interest rates rise, the prices of
fixed income securities in the Portfolio
will generally fall. Conversely, when
interest rates fall, the prices of fixed
income securities in the Portfolio will
generally rise.

Please refer to the Schedule of Investments on pages 8 to 12 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

7

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS — 99.3%
COMMON STOCKS — 98.1% of Net Assets
Auto Components — 1.2%
9,468	Lear Corp.	$ 1,191,927
	Total Auto Components	$ 1,191,927
Banks — 12.0%
57,617	Citizens Financial Group, Inc.	$ 2,056,351
10,435	First Republic Bank	1,504,727
18,249	M&T Bank Corp.	2,908,708
28,011	Popular, Inc.	2,154,886
88,661	Regions Financial Corp.	1,662,394
40,615	Zions Bancorp N.A.	2,067,303
	Total Banks	$ 12,354,369
Beverages — 1.5%
28,077	Molson Coors Beverage Co., Class B	$ 1,530,477
	Total Beverages	$ 1,530,477
Building Products — 1.2%
9,876	Trane Technologies Plc	$ 1,282,596
	Total Building Products	$ 1,282,596
Capital Markets — 1.8%
29,456	State Street Corp.	$ 1,815,962
	Total Capital Markets	$ 1,815,962
Chemicals — 1.0%
22,251	Mosaic Co.	$ 1,050,915
	Total Chemicals	$ 1,050,915
Communications Equipment — 1.4%
7,000	Motorola Solutions, Inc.	$ 1,467,200
	Total Communications Equipment	$ 1,467,200
Consumer Finance — 1.0%
10,806	Discover Financial Services	$ 1,022,032
	Total Consumer Finance	$ 1,022,032
Containers & Packaging — 4.1%
102,180	Graphic Packaging Holding Co.	$ 2,094,690
36,191	Sealed Air Corp.	2,088,945
	Total Containers & Packaging	$ 4,183,635
Electric Utilities — 2.7%
60,175	Exelon Corp.	$ 2,727,131
	Total Electric Utilities	$ 2,727,131
Electrical Equipment — 3.4%
12,913	Eaton Corp. Plc	$ 1,626,909
23,793	Emerson Electric Co.	1,892,495
	Total Electrical Equipment	$ 3,519,404

8 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Electronic Equipment, Instruments & Components — 2.8%
7,679	CDW Corp.	$ 1,209,903
6,010(a)	Keysight Technologies, Inc.	828,479
26,839	National Instruments Corp.	838,182
	Total Electronic Equipment, Instruments & Components	$ 2,876,564
	Energy Equipment & Services — 1.4%
49,207	Baker Hughes Co.	$ 1,420,606
	Total Energy Equipment & Services	$ 1,420,606
	Equity Real Estate Investment Trusts (REITs) — 10.3%
2,988	AvalonBay Communities, Inc.	$ 580,419
6,298	Camden Property Trust	846,955
8,907	Extra Space Storage, Inc.	1,515,259
16,631	First Industrial Realty Trust, Inc.	789,640
23,703	Gaming and Leisure Properties, Inc.	1,087,020
32,064	Host Hotels & Resorts, Inc.	502,763
82,444	Kimco Realty Corp.	1,629,918
2,792	SBA Communications Corp.	893,580
19,246	Ventas, Inc.	989,822
20,433	Welltower, Inc.	1,682,657
	Total Equity Real Estate Investment Trusts (REITs)	$ 10,518,033
	Food Products — 0.9%
44,231(a)	Hostess Brands, Inc.	$ 938,140
	Total Food Products	$ 938,140
	Health Care Equipment & Supplies — 2.6%
5,490	STERIS Plc	$ 1,131,763
14,728	Zimmer Biomet Holdings, Inc.	1,547,324
	Total Health Care Equipment & Supplies	$ 2,679,087
	Health Care Providers & Services — 2.1%
40,311	Cardinal Health, Inc.	$ 2,107,056
	Total Health Care Providers & Services	$ 2,107,056
	Hotels, Restaurants & Leisure — 5.0%
16,203	Darden Restaurants, Inc.	$ 1,832,883
16,171(a)	Expedia Group, Inc.	1,533,496
15,926	Hilton Worldwide Holdings, Inc.	1,774,794
	Total Hotels, Restaurants & Leisure	$ 5,141,173
	Household Durables — 1.5%
21,206	Lennar Corp., Class A	$ 1,496,507
	Total Household Durables	$ 1,496,507
	Insurance — 5.8%
32,294	Aflac, Inc.	$ 1,786,827
38,792	Hartford Financial Services Group, Inc.	2,538,161
71,168	Old Republic International Corp.	1,591,316
	Total Insurance	$ 5,916,304

The accompanying notes are an integral part of these financial statements. 9

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
Life Sciences Tools & Services — 1.5%
21,149(a)	Syneos Health, Inc.	$ 1,515,960
	Total Life Sciences Tools & Services	$ 1,515,960
Machinery — 4.9%
14,870	AGCO Corp.	$ 1,467,669
44,475	Ingersoll Rand, Inc.	1,871,508
20,338	PACCAR, Inc.	1,674,631
	Total Machinery	$ 5,013,808
Media — 1.6%
13,718	Interpublic Group of Cos., Inc.	$ 377,657
33,846(a)	Liberty Media Corp.-Liberty SiriusXM	1,220,148
	Total Media	$ 1,597,805
Metals & Mining — 2.6%
12,606	Reliance Steel & Aluminum Co.	$ 2,141,255
18,300	Teck Resources, Ltd., Class B	559,578
	Total Metals & Mining	$ 2,700,833
Multi-Utilities — 5.9%
103,412	CenterPoint Energy, Inc.	$ 3,058,927
47,068	Public Service Enterprise Group, Inc.	2,978,463
	Total Multi-Utilities	$ 6,037,390
Oil, Gas & Consumable Fuels — 5.7%
12,874	Chord Energy Corp.	$ 1,566,122
63,743	Coterra Energy, Inc.	1,643,932
11,653	Pioneer Natural Resources Co.	2,599,551
	Total Oil, Gas & Consumable Fuels	$ 5,809,605
Pharmaceuticals — 1.0%
31,836	Organon & Co.	$ 1,074,465
	Total Pharmaceuticals	$ 1,074,465
Real Estate Management & Development — 0.7%
9,303(a)	CBRE Group, Inc., Class A	$ 684,794
	Total Real Estate Management & Development	$ 684,794
Road & Rail — 1.3%
8,754	JB Hunt Transport Services, Inc.	$ 1,378,492
	Total Road & Rail	$ 1,378,492
Semiconductors & Semiconductor Equipment — 1.0%
9,900	MKS Instruments, Inc.	$ 1,016,037
	Total Semiconductors & Semiconductor Equipment	$ 1,016,037
Software — 0.9%
12,908	Dolby Laboratories, Inc., Class A	$ 923,696
	Total Software	$ 923,696

10 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
Specialty Retail — 3.9%
3,505(a)	O’Reilly Automotive, Inc.	$ 2,214,319
25,410	Ross Stores, Inc.	1,784,544
	Total Specialty Retail	$ 3,998,863
Technology Hardware, Storage & Peripherals — 1.3%
104,031	Hewlett Packard Enterprise Co.	$ 1,379,451
	Total Technology Hardware, Storage & Peripherals	$ 1,379,451
Textiles, Apparel & Luxury Goods — 1.0%
11,869	Ralph Lauren Corp.	$ 1,064,056
	Total Textiles, Apparel & Luxury Goods	$ 1,064,056
Trading Companies & Distributors — 1.1%
26,880(a)	AerCap Holdings NV	$ 1,100,467
	Total Trading Companies & Distributors	$ 1,100,467
TOTAL COMMON STOCKS
	(Cost $96,606,777)	$100,534,840
SHORT TERM INVESTMENTS — 1.2% of Net Assets
Open-End Fund — 1.2%
1,265,350(b)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 1,265,350
$ 1,265,350
TOTAL SHORT TERM INVESTMENTS
	(Cost $1,265,350)	$ 1,265,350
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3%
	(Cost $97,872,127)	$101,800,190
	OTHER ASSETS AND LIABILITIES — 0.7%	$ 732,999
	NET ASSETS — 100.0%	$102,533,189

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022, aggregated $44,917,214 and $50,646,802, respectively.

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the "Adviser") serves as the Portfolio's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

At June 30, 2022, the net unrealized appreciation on investments based on cost for federal tax purposes of $97,900,423 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$11,706,672
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,806,905)
Net unrealized appreciation	$ 3,899,767

The accompanying notes are an integral part of these financial statements. 11

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$100,534,840	$ —	$ —	$100,534,840
Open-End Fund	1,265,350	—	—	1,265,350
Total Investments in Securities	$101,800,190	$—	$—	$101,800,190

During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

12 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $97,872,127)	$ 101,800,190
Foreign currencies, at value (cost $12,227)	12,190
Receivables —
Investment securities sold	1,459,127
Portfolio shares sold	98,384
Dividends	143,662
Interest	1,283
Other assets	191
Total assets	$ 103,515,027

LIABILITIES:
Payables —
Investment securities purchased	$ 896,795
Portfolio shares repurchased	39,554
Due to affiliates	12,057
Accrued expenses	33,432
Total liabilities	$ 981,838

NET ASSETS:
Paid-in capital	$ 86,755,050
Distributable earnings	15,778,139
Net assets	$ 102,533,189

NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $31,560,655/3,035,258 shares)	$ 10.40
Class ll (based on $70,972,534/6,906,116 shares)	$ 10.28

The accompanying notes are an integral part of these financial statements. 13

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $3,378)	$ 1,329,283
Interest from unaffiliated issuers	1,432
Total Investment Income		$ 1,330,715
EXPENSES:
Management fees	$ 388,457
Administrative expenses	15,393
Distribution fees
Class ll	104,534
Custodian fees	880
Professional fees	25,270
Printing expense	8,002
Trustees’ fees	3,808
Miscellaneous	395
Total expenses		$ 546,739
Net investment income		$ 783,976
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ 11,084,790
Other assets and liabilities denominated in foreign currencies	10,838	$ 11,095,628
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$ (29,699,673)
Other assets and liabilities denominated in foreign currencies	(34)	$(29,699,707)
Net realized and unrealized gain (loss) on investments		$(18,604,079)
Net decrease in net assets resulting from operations		$(17,820,103)

14 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 783,976	$ 1,960,312
Net realized gain (loss) on investments	11,095,628	93,986,078
Change in net unrealized appreciation (depreciation) on investments	(29,699,707)	(23,799,250)
Net increase (decrease) in net assets resulting from operations	$ (17,820,103)	$ 72,147,140
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($9.20 and $0.20 per share, respectively)	$ (14,720,475)	$ (351,985)
Class ll ($9.05 and $0.16 per share, respectively)	(33,173,156)	(1,889,458)
Total distributions to shareowners	$ (47,893,631)	$ (2,241,443)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 8,427,410	$ 14,596,528
Reinvestment of distributions	47,893,631	2,241,443
Cost of shares repurchased	(17,117,777)	(65,289,704)
In-kind redemptions	—	(175,368,797)
Net increase (decrease) in net assets resulting from Portfolio
share transactions	$ 39,203,264	$(223,820,530)
Net decrease in net assets	$ (26,510,470)	$(153,914,833)
NET ASSETS:
Beginning of period	$ 129,043,659	$ 282,958,492
End of period	$ 102,533,189	$ 129,043,659

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class l
Shares sold	38,123	$ 772,260	80,940	$ 1,696,730
Reinvestment of distributions	1,437,546	14,720,475	16,753	351,985
Less shares repurchased	(102,629)	(2,189,277)	(271,723)	(5,650,499)
Net increase (decrease)	1,373,040	$ 13,303,458	(174,030)	$ (3,601,784)
Class ll
Shares sold	367,333	$ 7,655,150	608,309	$ 12,899,798
Reinvestment of distributions	3,277,980	33,173,156	91,014	1,889,458
Less shares repurchased	(720,584)	(14,928,500)	(2,864,283)	(59,639,205)
In-kind redemptions	—	—	(7,946,026)	(175,368,797)
Net increase (decrease)	2,924,729	$ 25,899,806	(10,110,986)	$(220,218,746)

The accompanying notes are an integral part of these financial statements. 15

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 23.08	$ 17.97	$ 18.46	$ 15.53	$ 21.11	$ 20.49
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.15	0.21	0.17	0.20	0.23	0.13
Net realized and unrealized gain (loss)
on investments	(3.63)	5.10	0.07	4.11	(4.01)	2.36
Net increase (decrease) from
investment operations	$ (3.48)	$ 5.31	$ 0.24	$ 4.31	$ 3.78	$ 2.49
Distributions to shareowners:
Net investment income	(0.45)	(0.20)	(0.20)	(0.24)	(0.14)	(0.18)
Net realized gain	(8.75)	—	(0.53)	(1.14)	(1.66)	(1.69)
Total distributions	$ (9.20)	$ (0.20)	$ (0.73)	$ (1.38)	$ (1.80)	$ (1.87)
Net increase (decrease) in net asset value	$ (12.68)	$ 5.11	$ (0.49)	$ 2.93	$ (5.58)	$ 0.62
Net asset value, end of period	$ 10.40	$ 23.08	$ 17.97	$ 18.46	$ 15.53	$ 21.11
Total return(b)	(14.44)%(c)	29.67%	2.14%	28.44%	(19.34)%	13.17%
Ratio of net expenses to average net assets	0.74%(d)	0.75%	0.74%	0.73%	0.73%	0.71%
Ratio of net investment income (loss) to
average net assets	1.50%(d)	1.01%	1.10%	1.14%	1.19%	0.64%
Portfolio turnover rate	38%(c)	60%	88%	93%	81%	61%
Net assets, end of period (in thousands)	$31,561	$38,358	$32,989	$37,384	$33,506	$48,082

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

16 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 22.78	$ 17.74	$ 18.23	$ 15.35	$ 20.87	$ 20.28
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.13	0.14	0.13	0.15	0.18	0.08
Net realized and unrealized gain (loss)
on investments	(3.58)	5.06	0.06	4.06	(3.95)	2.33
Net increase (decrease) from
investment operations	$ (3.45)	$ 5.20	$ 0.19	$ 4.21	$ (3.77)	$ 2.41
Distributions to shareowners:
Net investment income	(0.30)	(0.16)	(0.15)	(0.19)	(0.09)	(0.13)
Net realized gain	(8.75)	—	(0.53)	(1.14)	(1.66)	(1.69)
Total distributions	$ (9.05)	$ (0.16)	$ (0.68)	$ (1.33)	$ (1.75)	$ (1.82)
Net increase (decrease) in net asset value	$ (12.50)	$ 5.04	$ (0.49)	$2.88	$(5.52)	$0.59
Net asset value, end of period	$10.28	$22.78	$17.74	$18.23	$15.35	$20.87
Total return(b)	(14.53)%(c)	29.37%	1.87%	28.08%	(19.49)%	12.87%
Ratio of net expenses to average net assets	0.99%(d)	0.98%	0.99%	0.98%	0.98%	0.96%
Ratio of net investment income (loss) to
average net assets	1.23%(d)	0.69%	0.85%	0.89%	0.95%	0.39%
Portfolio turnover rate	38%(c)	60%	88%	93%	81%	61%
Net assets, end of period (in thousands)	$70,973	$90,686	$249,969	$247,058	$223,863	$298,671

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 17

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

18

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry broker valuation model).

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates. Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded Real Estate Investment Trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

19

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$2,241,443
Total	$2,241,443

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed ordinary income	$17,853,206
Undistributed long-term capital gains	30,039,228
Net unrealized appreciation	33,599,439
Total	$81,491,873

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.

20

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers

21

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the six months ended June 30, 2022, the effective management fee was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $10,575 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $3,808 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had no payable for Trustees’ fees on its Statement of Assets and Liabilities.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $1,482 in distribution fees payable to the Distributor at June 30, 2022.

22

Pioneer Mid Cap Value VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

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Pioneer Variable Contracts Trust	Trustees
Officers	Thomas J. Perna, Chairman
Lisa M. Jones, President and Chief Executive Officer	John E. Baumgardner, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	Diane Durnin
Accounting Officer	Benjamin M. Friedman
Christopher J. Kelley, Secretary and Chief Legal Officer	Lisa M. Jones
Craig C. MacKay
Investment Adviser and Administrator	Lorraine H. Monchak
Amundi Asset Management US, Inc.	Marguerite A. Piret
Fred J. Ricciardi
Custodian and Sub-Administrator	Kenneth J. Taubes
Bank of New York Mellon Corporation

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

29

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19609-16-0822

Pioneer Variable Contracts Trust

Pioneer Fund

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio Update 6/30/22

Sector Distribution

(As a percentage of total investments)*

5 Largest Holdings
(As a percentage of total investments)*
1.	Alphabet, Inc.	7.77%
2.	Microsoft Corp.	5.79
3.	Apple, Inc.	4.80
4.	Analog Devices, Inc.	4.79
5.	Schlumberger, Ltd.	3.87

*	Excludes short term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class I	$13.04	$19.80
Class II	$13.17	$19.97

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 - 6/30/22)	Income	Capital Gains	Capital Gains
Class I	$0.0300	$1.0505	$1.6765
Class II	$0.0100	$1.0505	$1.6765

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer Fund VCT Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Index (the S&P 500). Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The Standard & Poor’s 500 Index (the S&P 500) is an unmanaged, commonly used measure of the broad U.S. stock market. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns

(As of June 30, 2022)

	Class I	Class II	S&P 500 Index
10 Years	13.11%	12.82%	12.96%
5 Years	12.92%	12.64%	11.31%
1 Year	-12.91%	-13.16%	-10.62%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

2

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$ 800.20	$ 799.00
Expenses Paid During Period*	$ 3.35	$ 4.46

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.75% and 1.00% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$1,021.08	$1,019.84
Expenses Paid During Period*	$ 3.76	$ 5.01

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.75% and 1.00% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following discussion, Jeff Kripke discusses the market environment during the six-month period ended June 30, 2022, and Pioneer Fund VCT Portfolio’s performance during the period. Mr. Kripke, a senior vice president and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the day-to-day management of the Portfolio, along with James Yu, a vice president and a portfolio manager at Amundi US, Craig Sterling, Managing Director, Director of Core Equity and Head of Equity Research, US, and a portfolio manager at Amundi US, and John Carey, Managing Director, Director of Equity Income, US, and a portfolio manager at Amundi US.

Q:	How did the Portfolio perform over the six-month period ended June 30, 2022?
A:	Pioneer Fund VCT Portfolio’s Class I shares returned -19.98% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -20.10%, while the Portfolio’s benchmark, the Standard & Poor’s 500 Index (the S&P 500), returned -19.96%.
Q:	How would you describe the market for equities during the six-month period ended June 30, 2022?
A:	This was a tumultuous six-month period, with the US equity market posting a decline of 20%, the worst six-month return to start a calendar year since 1970, as measured by the Portfolio’s benchmark, the S&P 500. Soaring inflation, supply chain constraints, and geopolitical tensions combined to pressure the outlook for the global economy over the six-month period. The emergence of more virulent Omicron variants of the COVID-19 virus continued to wreak havoc on the global supply chains, and China saw a rise in the number of COVID-19 infections, and, with its “zero-COVID” policy, the government put the City of Shanghai in lockdown for over two months, which dented consumption and caused further constraints on manufacturing and trade.

Russia’s invasion of Ukraine during the late winter further exacerbated inflationary pressures and increased the risk of an economic slowdown. Given the importance of Russia and Ukraine in the export markets for wheat, fertilizer, oil, and gas, the detrimental effects of the war and the coordinated sanctions placed on Russia by the US and some European nations led to a spike in a number of commodity prices. In fact, US inflation data reached a level not seen in the last 40 years, and consumer confidence declined.

Equities have struggled as the Federal Reserve (Fed) has aggressively raised interest rates to combat persistent inflation, which, as noted above, reached levels not seen since 1981 during the second quarter. Consumer confidence, as measured by the University of Michigan, also weakened. The University’s sentiment indicator dropped to 50 in June, the lowest reading since 1952. Declining consumer sentiment further heightened investors’ concerns over slowing economic growth in the world’s largest economy, as consumer spending has historically accounted for a majority of the US gross domestic product (GDP).

Within the S&P 500, 10 of 11 sectors turned in negative performance during the six-month period, with consumer discretionary and communication services, both down by more than 30%, and information technology (-27%) the worst performers. Energy was the only sector to show a positive return,

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

4

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

gaining 32% for the first six months of 2022, as commodity prices have risen significantly, driven by concerns over inadequate oil supplies globally in the wake of Russia’s invasion of Ukraine. Despite generating negative performance for the period, utilities, down by less than 1%, consumer staples (-6%), and health care (-8%) held up better than most other sectors within the S&P 500.

Q:	Which of your investment decisions either contributed positively to, or detracted from, the Portfolio’s benchmark-relative performance during the six-month period ended June 30, 2022?
A:	The Portfolio performed essentially in line with the S&P 500 during the six-month period. With regard to sector allocation, the Portfolio’s underweight to consumer discretionary and an overweight to energy slightly benefited benchmark-relative returns, while lack of exposure to the stronger-performing utilities sector, and an overweight to the underperforming communication services sector slightly detracted. A significant headwind for the Portfolio’s relative returns for the year to date has been the outperformance of stocks with low price-to-earnings (P/E) ratios. The Portfolio was underweight relative to the benchmark in those stocks because they do not meet our competitive, financial, and ESG investment criteria. (P/E Ratio reflects the price of a stock divided by its earnings per share.) The Portfolio’s overall security selection results made a slight, positive contribution to relative performance during the six-month period.

With regard to individual positions, Portfolio holdings that aided benchmark-relative returns for the period included Schlumberger and Coca-Cola. Schlumberger is a leading oilfield services company. The shares made a significant, positive contribution to the Portfolio’s relative performance during the six-month period, as oil prices remained high due to tight supply and geopolitical tensions. Schlumberger is a dominant firm in the oilfield services space and is widely regarded as a technology leader, allowing the company to attain premium pricing and maintain a competitive edge. We believe Schlumberger emerged from the recent down cycle for energy firms as a leaner, less capital-intensive company, which could lead to a more sustainable business over the long-term. The company also plays a critical role in addressing climate change by helping oil and gas companies improve operational efficiency while reducing or avoiding emissions and lowering water usage. Schlumberger is making investments in businesses that support clean energy, carbon capture services, and geothermal energy. The Portfolio’s position in Coca-Cola also contributed to positive relative results during the six-month period, as the company announced quarterly revenues and earnings that exceeded investor expectations in the second quarter. In addition, the company’s management maintained its full-year guidance, despite headwinds and uncertainties related to macroeconomic factors such as the conflict in Ukraine and the COVID-19-related lockdowns in China. We believe that Coca-Cola could continue benefiting from the economic reopening. However, we also view the company as having strong defensive qualities, which could allow it to better manage cost pressures from rising prices as compared with Coca-Cola’s counterparts.

5

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

Individual positions that detracted from the Portfolio’s benchmark-relative performance during the six-month period included Live Nation Entertainment and Elanco Animal Health. Live Nation is one of the world’s largest producers of live entertainment. The share price fell during the period despite the company’s reporting generally strong second-quarter results, as investors were concerned about the effects of inflation and labor shortages on the summer event season. Longer-term, we believe the company could benefit from a secular shift in consumer spending towards experiences, including both live and digital concerts. Elanco Animal Health, an animal health provider, was another key detractor from the Portfolio’s benchmark-relative returns during the six-month period. Elanco’s share price declined after the company issued guidance that was below expectations, due to the effects of foreign exchange rates and the Ukraine-Russia conflict on its results. We have retained the Portfolio’s position in the stock because we believe the company could generate additional sales from the launch of new products, and from additional indications on its existing products. The company also appears to be on track with its cost reduction program, which could contribute to improved profitability.

Q:	Did the Portfolio have any exposure to derivative securities during the six-month period ended June 30, 2022?
A:	No, the Portfolio had no exposure to derivatives during the period.
Q:	Could you discuss the Portfolio’s commitment to ESG investing?
A:	ESG refers to the three central factors in measuring the sustainability and ethical impact of an investment in a company or business. We have historically followed ESG investment criteria in managing the Portfolio, but since May of 2019, the prospectus has included specific ESG-related guidelines that we apply when assembling the Portfolio's investments. We use specific screening criteria to exclude investments from the Portfolio in companies that fail to meet certain ESG standards across all industries. Per the prospectus, the Portfolio generally will not invest in companies significantly involved in certain business activities, including but not limited to, the production of alcohol, tobacco products, and certain controversial military weapons, and the operation of thermal coal mines and gambling casinos and other gaming businesses. In addition, we view the “governance” aspect of ESG as critically important, as we believe companies that take steps to better manage risk exposure than their competitors can help reduce volatility and lead to solid performance during more difficult periods for both the economy and the markets.
Q:	What is your outlook as the Portfolio enters a new fiscal year?
A:	We anticipate continued market volatility as the Fed raises interest rates, inflation concerns persist, and the Russia-Ukraine situation continues to unfold. We believe maintaining balanced Portfolio exposures to what we view as quality cyclical stocks, as well as to reasonably priced growth stocks, is the best investment approach in the current environment. By comparison, we believe equities of hyper-growth, unprofitable companies could be vulnerable

6

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.

The Portfolio generally excludes corporate issuers that do not meet or exceed minimum ESG standards. Excluding specific issuers limits the universe of investments available to the Portfolio, which may mean forgoing some investment opportunities available to portfolios without similar ESG standards to valuation compression if interest rates continue to rise. We also think low-quality, distressed-value stocks may underperform, especially shares of companies with excessive debt loads.

With this outlook in mind, we have increased the Portfolio’s exposure to what we view as defensive stocks, mainly in health care, while reducing allocations to banks and mega-cap technology stocks, though we have added to some positions in what we view as high-quality technology stocks, as we believe valuations became more attractive in the second quarter. We have also selectively increased the Portfolio’s allocations to materials - with a preference for companies that we believe could benefit from the trend towards the electrification of more machinery and other components - and to energy, especially oilfield services, as we think valuations in the sector have remained attractive.

As of the end of June, the Portfolio’s biggest overweights relative to the benchmark were in materials, communication services, and energy. While the communication services sector has been one of the worst-performing sectors in the S&P 500 for the first six months of 2022, we believe there is a favorable risk-reward profile for investing in the sector, given long-term secular drivers such as artificial intelligence, as well as attractive valuations. The Portfolio’s biggest underweights versus the S&P 500 as of quarter-end are in the economically sensitive consumer (both staples and discretionary) and financials sectors. The Portfolio also continues to have zero exposure to real estate and utilities, sectors that have tended to be more sensitive to changes in interest rates.

Please refer to the Schedule of Investments on pages 8 to 10 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

7

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS — 100.1%
COMMON STOCKS — 99.1% of Net Assets
Air Freight & Logistics — 3.1%
21,004	United Parcel Service, Inc., Class B	$ 3,834,070
	Total Air Freight & Logistics	$ 3,834,070
Banks — 5.1%
94,251	Citizens Financial Group, Inc.	$ 3,363,818
62,373	Truist Financial Corp.	2,958,351
	Total Banks	$ 6,322,169
Beverages — 1.5%
29,593	Coca-Cola Co.	$ 1,861,696
	Total Beverages	$ 1,861,696
Biotechnology — 2.6%
3,782(a)	Regeneron Pharmaceuticals, Inc.	$ 2,235,654
3,395(a)	Vertex Pharmaceuticals, Inc.	956,677
	Total Biotechnology	$ 3,192,331
Capital Markets — 2.0%
12,102	CME Group, Inc.	$ 2,477,279
	Total Capital Markets	$ 2,477,279
Chemicals — 3.5%
36,550	International Flavors & Fragrances, Inc.	$ 4,353,836
	Total Chemicals	$ 4,353,836
Construction Materials — 2.3%
9,596	Martin Marietta Materials, Inc.	$ 2,871,507
	Total Construction Materials	$ 2,871,507
Electrical Equipment — 0.7%
4,196	Rockwell Automation, Inc.	$ 836,305
	Total Electrical Equipment	$ 836,305
Energy Equipment & Services — 3.8%
132,400	Schlumberger, Ltd.	$ 4,734,624
	Total Energy Equipment & Services	$ 4,734,624
Entertainment — 5.4%
21,969	Electronic Arts, Inc.	$ 2,672,529
31,505(a)	Live Nation Entertainment, Inc.	2,601,683
3,514(a)	Netflix, Inc.	614,493
8,738(a)	Walt Disney Co.	824,867
	Total Entertainment	$ 6,713,572
Food & Staples Retailing — 1.8%
4,699	Costco Wholesale Corp.	$ 2,252,137
	Total Food & Staples Retailing	$ 2,252,137
Health Care Equipment & Supplies — 1.0%
14,197	Medtronic Plc	$ 1,274,181
	Total Health Care Equipment & Supplies	$ 1,274,181
Health Care Providers & Services — 2.6%
6,352	UnitedHealth Group, Inc.	$ 3,262,578
	Total Health Care Providers & Services	$ 3,262,578

8 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
Hotels, Restaurants & Leisure — 3.2%
1,347(a)	Booking Holdings, Inc.	$ 2,355,889
23,076(a)	Planet Fitness, Inc., Class A	1,569,399
	Total Hotels, Restaurants & Leisure	$ 3,925,288
Interactive Media & Services — 7.7%
4,357(a)	Alphabet, Inc., Class A	$ 9,495,036
	Total Interactive Media & Services	$ 9,495,036
Internet & Direct Marketing Retail — 2.1%
24,051(a)	Amazon.com, Inc.	$ 2,554,457
	Total Internet & Direct Marketing Retail	$ 2,554,457
IT Services — 5.3%
11,238(a)	Akamai Technologies, Inc.	$ 1,026,366
2,939	Mastercard, Inc., Class A	927,196
23,137	Visa, Inc., Class A	4,555,444
	Total IT Services	$ 6,509,006
Life Sciences Tools & Services — 3.9%
10,021	Danaher Corp.	$ 2,540,524
4,180	Thermo Fisher Scientific, Inc.	2,270,910
	Total Life Sciences Tools & Services	$ 4,811,434
Machinery — 2.4%
16,839	Caterpillar, Inc.	$ 3,010,140
	Total Machinery	$ 3,010,140
Metals & Mining — 2.0%
82,362	Freeport-McMoRan, Inc.	$ 2,409,912
	Total Metals & Mining	$ 2,409,912
Oil, Gas & Consumable Fuels — 3.3%
36,604	EOG Resources, Inc.	$ 4,042,546
	Total Oil, Gas & Consumable Fuels	$ 4,042,546
Personal Products — 1.0%
4,809	Estee Lauder Cos., Inc., Class A	$ 1,224,708
	Total Personal Products	$ 1,224,708
Pharmaceuticals — 5.3%
168,768(a)	Elanco Animal Health, Inc.	$ 3,312,916
9,820	Eli Lilly & Co.	3,183,938
	Total Pharmaceuticals	$ 6,496,854
Road & Rail — 2.6%
14,929	Union Pacific Corp.	$ 3,184,057
	Total Road & Rail	$ 3,184,057
Semiconductors & Semiconductor Equipment — 10.5%
40,063	Analog Devices, Inc.	$ 5,852,804
6,624	KLA Corp.	2,113,586
6,154	Lam Research Corp.	2,622,527
15,384	NVIDIA Corp.	2,332,060
	Total Semiconductors & Semiconductor Equipment	$ 12,920,977
Software — 7.4%
5,552(a)	Adobe, Inc.	$ 2,032,365
27,560	Microsoft Corp.	7,078,235
	Total Software	$ 9,110,600

The accompanying notes are an integral part of these financial statements. 9

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited) (continued)

Shares		Value
Specialty Retail — 0.9%
4,179	Home Depot, Inc.	$ 1,146,174
	Total Specialty Retail	$ 1,146,174
Technology Hardware, Storage & Peripherals — 4.8%
42,894	Apple, Inc.	$ 5,864,468
	Total Technology Hardware, Storage & Peripherals	$ 5,864,468
Textiles, Apparel & Luxury Goods — 1.3%
15,343	NIKE, Inc., Class B	$ 1,568,055
	Total Textiles, Apparel & Luxury Goods	$ 1,568,055
TOTAL COMMON STOCKS
	(Cost $99,329,173)	$122,259,997
SHORT TERM INVESTMENTS — 1.0% of Net Assets
Open-End Fund — 1.0%
1,153,688(b)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 1,153,688
$ 1,153,688
TOTAL SHORT TERM INVESTMENTS
	(Cost $1,153,688)	$ 1,153,688
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1%
	(Cost $100,482,861)	$123,413,685
	OTHER ASSETS AND LIABILITIES — (0.1)%	$ (65,590)
	NET ASSETS — 100.0%	$123,348,095

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022, aggregated $43,658,254 and $47,515,208, respectively.

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the "Adviser") serves as the Portfolio's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

At June 30, 2022, the net unrealized appreciation on investments based on cost for federal tax purposes of $101,070,452 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$29,585,297
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,242,064)
Net unrealized appreciation	$22,343,233

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$122,259,997	$ —	$ —	$122,259,997
Open-End Fund	1,153,688	—	—	1,153,688
Total Investments in Securities	$123,413,685	$—	$—	$123,413,685

During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

10 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $100,482,861)	$ 123,413,685
Receivables —
Investment securities sold	713,851
Portfolio shares sold	12,479
Dividends	100,856
Interest	1,275
Other assets	3
Total assets	$ 124,242,149

LIABILITIES:
Payables —
Investment securities purchased	$ 802,039
Portfolio shares repurchased	31,300
Trustees' fees	230
Professional fees	31,054
Due to affiliates	12,461
Accrued expenses	16,970
Total liabilities	$ 894,054

NET ASSETS:
Paid-in capital	$ 97,040,279
Distributable earnings	26,307,816
Net assets	$ 123,348,095

NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $101,911,647/7,816,958 shares)	$ 13.04
Class ll (based on $21,436,448/1,627,523 shares)	$ 13.17

The accompanying notes are an integral part of these financial statements. 11

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$ 838,263
Interest from unaffiliated issuers	3,363
Total Investment Income		$ 841,626
EXPENSES:
Management fees	$ 462,693
Administrative expenses	17,979
Distribution fees
Class ll	30,469
Custodian fees	2,764
Professional fees	34,725
Printing expense	12,082
Trustees’ fees	4,641
Miscellaneous	1,045
Total expenses		$ 566,398
Net investment income		$ 275,228
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ 3,836,683
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(35,570,624)
Other assets and liabilities denominated in foreign currencies	(634)	$(35,571,258)
Net realized and unrealized gain (loss) on investments		$(31,734,575)
Net decrease in net assets resulting from operations		$(31,459,347)

12 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

	Six Months
	Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 275,228	$ 359,031
Net realized gain (loss) on investments	3,836,683	21,275,624
Change in net unrealized appreciation (depreciation) on investments	(35,571,258)	14,626,360
Net increase (decrease) in net assets resulting from operations	$ (31,459,347)	$ 36,261,015
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($2.76 and $1.57 per share, respectively)	$ (17,841,421)	$(10,344,714)
Class ll ($2.74 and $1.53 per share, respectively)	(3,665,199)	(1,983,925)
Total distributions to shareowners	$ (21,506,620)	$(12,328,639)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 5,921,164	$ 13,694,036
Reinvestment of distributions	21,506,620	12,328,639
Cost of shares repurchased	(10,091,477)	(25,539,895)
Net increase in net assets resulting from Portfolio share transactions	$ 17,336,307	$ 482,780
Net increase (decrease) in net assets	$ (35,629,660)	$ 24,415,156
NET ASSETS:
Beginning of period	$ 158,977,755	$134,562,599
End of period	$ 123,348,095	$158,977,755

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class l
Shares sold	89,877	$ 1,585,693	268,243	$ 5,052,659
Reinvestment of distributions	1,391,146	17,841,421	579,267	10,344,714
Less shares repurchased	(388,213)	(6,867,543)	(1,039,551)	(19,121,469)
Net increase (decrease)	1,092,810	$12,559,571	(192,041)	$ (3,724,096)
Class ll
Shares sold	231,612	$ 4,335,471	460,082	$ 8,641,377
Reinvestment of distributions	283,246	3,665,199	110,287	1,983,925
Less shares repurchased	(179,851)	(3,223,934)	(348,203)	(6,418,426)
Net increase	335,007	$ 4,776,736	222,166	$ 4,206,876

The accompanying notes are an integral part of these financial statements. 13

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 19.80	$ 16.83	$ 14.95	$ 13.52	$ 18.29	$ 17.72
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.04	0.05	0.11	0.16	0.18	0.21
Net realized and unrealized gain (loss)
on investments	(4.04)	4.49	3.19	3.83	(0.24)	3.31
Net increase (decrease) from
investment operations	$ (4.00)	$ 4.54	$ 3.30	$ 3.99	$ (0.06)	$ 3.52
Distributions to shareowners:
Net investment income	(0.03)	(0.06)	(0.11)	(0.15)	(0.19)	(0.21)
Net realized gain	(2.73)	(1.51)	(1.31)	(2.41)	(4.52)	(2.74)
Total distributions	$ (2.76)	$ (1.57)	$ (1.42)	$ (2.56)	$ (4.71)	$ (2.95)
Net increase (decrease) in net asset value	$(6.76)	$2.97	$1.88	$1.43	$(4.77)	$0.57
Net asset value, end of period	$13.04	$19.80	$16.83	$14.95	$13.52	$18.29
Total return(b)	(19.98)%(c)	27.98%	24.28%	31.33%	(1.51)%(d)	21.72%
Ratio of net expenses to average net assets	0.75%(e)	0.79%	0.79%	0.82%	0.82%	0.77%
Ratio of net investment income (loss) to
average net assets	0.43%(e)	0.28%	0.77%	1.08%	1.12%	1.16%
Portfolio turnover rate	31%(c)	87%	91%	70%	58%	59%
Net assets, end of period (in thousands)	$101,912	$133,162	$116,401	$99,853	$84,375	$101,056

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2018, the total return would have been (1.55)%.
(e)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 19.97	$ 16.97	$ 15.06	$ 13.60	$ 18.35	$ 17.78
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.02	0.01	0.08	0.12	0.14	0.16
Net realized and unrealized gain (loss)
on investments	(4.08)	4.52	3.21	3.86	(0.24)	3.32
Net increase (decrease) from
investment operations	$ (4.06)	$ 4.53	$ 3.29	$ 3.98	$ (0.10)	$ 3.48
Distributions to shareowners:
Net investment income	(0.01)	(0.02)	(0.07)	(0.11)	(0.13)	(0.17)
Net realized gain	(2.73)	(1.51)	(1.31)	(2.41)	(4.52)	(2.74)
Total distributions	$ (2.74)	$ (1.53)	$ (1.38)	$ (2.52)	$ (4.65)	$ (2.91)
Net increase (decrease) in net asset value	$ (6.80)	$ 3.00	$ 1.91	$ 1.46	$ (4.75)	$ 0.57
Net asset value, end of period	$ 13.17	$ 19.97	$ 16.97	$ 15.06	$ 13.60	$ 18.35
Total return(b)	(20.10)%(c)	27.65%	23.96%	31.03%	(1.74)%(d)	21.36%
Ratio of net expenses to average net assets	1.00%(e)	1.04%	1.04%	1.07%	1.07%	1.02%
Ratio of net investment income (loss) to
average net assets	0.19%(e)	0.03%	0.50%	0.83%	0.88%	0.91%
Portfolio turnover rate	31%(c)	87%	91%	70%	58%	59%
Net assets, end of period (in thousands)	$21,436	$25,816	$18,162	$13,638	$11,237	$13,060

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2018, the total return would have been (1.78)%.
(e)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 15

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Fund VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust"),a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Portfolio are reasonable income and capital growth.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

16

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry valuation model).

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

17

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$ 2,776,642
Long-term capital gains	9,551,997
Total	$ 12,328,639

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed ordinary income	$ 8,266,928
Undistributed long-term capital gains	13,092,998
Net unrealized appreciation	57,913,857
Total	$ 79,273,783

The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

18

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non- U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial

19

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the six months ended June 30, 2022, the effective management fee was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $12,013 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $4,641 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $230.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $448 in distribution fees payable to the Distributor at June 30, 2022.

20

Pioneer Fund VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

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28

Pioneer Variable Contracts Trust	Trustees
Officers	Thomas J. Perna, Chairman
Lisa M. Jones, President and Chief Executive Officer	John E. Baumgardner, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	Diane Durnin
Accounting Officer	Benjamin M. Friedman
Christopher J. Kelley, Secretary and Chief Legal Officer	Lisa M. Jones
Craig C. MacKay
Investment Adviser and Administrator	Lorraine H. Monchak
Amundi Asset Management US, Inc.	Marguerite A. Piret
Fred J. Ricciardi
Custodian and Sub-Administrator	Kenneth J. Taubes
Bank of New York Mellon Corporation

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

29

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19611-16-0822

Pioneer Variable Contracts Trust

Pioneer Real Estate Shares

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Update 6/30/22

Sector Distribution

(As a percentage of total investments)*

5 Largest Holdings
(As a percentage of total investments)*
1.	Prologis, Inc.	9.30%
2.	Welltower, Inc.	5.30
3.	Realty Income Corp.	5.19
4.	Public Storage	5.06
5.	Extra Space Storage, Inc.	5.04

*	Excludes short-term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.

Performance Update 6/30/22

Prices and Distributions

	6/30/22	12/31/21
Class I	$7.33	$10.65
Class II	$7.37	$10.69

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/22 - 6/30/22)	Income	Capital Gains	Capital Gains
Class I	$0.0600	$ —	$0.5398
Class II	$0.0400	$ —	$0.5398

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer Real Estate Shares VCT Portfolio at net asset value during the periods shown, compared to that of the Morgan Stanley Capital International (MSCI) U.S. REIT Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

The MSCI U.S. REIT Index is an unmanaged, widely used index comprising a broad representation of the most actively traded real estate trusts, and is designed to be a measure of real estate equity performance. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns

(As of June 30, 2022)

			MSCI U.S.
	Class I	Class II	REIT Index
10 Years	6.16%	5.90%	7.32%
5 Years	3.44%	3.18%	5.30%
1 Year	-10.25%	-10.37%	-6.41%

All total returns shown assume reinvestment of distributions at net asset value.

The performance table does not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

Effective January 1, 2018, the Adviser became directly responsible for portfolio management of the Portfolio. The performance shown for periods prior to January 1, 2018 reflects the investment strategies employed during those periods.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers, performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

2

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$ 746.50	$ 745.70
Expenses Paid During Period*	$ 5.54	$ 6.62

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 1.28% and 1.53% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Real Estate Shares VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$1,018.45	$1,017.21
Expenses Paid During Period*	$ 6.41	$ 7.65

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 1.28% and 1.53% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22

In the following interview, Raymond Haddad discusses the market environment for real estate investment trusts (REITs) and other real estate-related investments and the factors that influenced the performance of Pioneer Real Estate Shares VCT Portfolio during the six-month reporting period ended June 30, 2022. Mr. Haddad, a vice president and portfolio manager at Amundi Asset Management US, Inc. (Amundi US), is responsible for the day-to-day management of the Portfolio.

Q:	How did the Portfolio perform during the six-month period ended June 30, 2022?
A:	Pioneer Real Estate Shares VCT Portfolio’s Class I shares returned -25.35% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -25.43%, while the Portfolio’s benchmark, the Morgan Stanley Capital International (MSCI) US Real Estate Investment Trust (REIT) Index[1], returned -20.32%.
Q:	How would you describe the market environment for REIT investors during the six-month period ended June 30, 2022?
A:	All 11 sectors within the MSCI US REIT Index posted negative returns for the six-month period. The market sell-off was widespread across riskier assets, including equities. The Standard & Poor’s 500 Index, a broad measure of US equity-market performance, was down by nearly 20% for the six-month period ended June 30, 2022. The return represented the US stock market’s worst first-half performance in a calendar year in more than 50 years.

REITs encountered an increasingly complex and unfriendly market environment during the period. Faced with the highest inflation rates in 40 years, the US Federal Reserve (Fed) moved away from its highly accommodative monetary policy stance and undertook an aggressive approach to tighten policy in an effort to tackle persistent inflation. The Fed raised the target range for its benchmark federal funds rate by 25 basis points (bps) in March, and followed with increases of 50 bps and 75 bps in May and June, respectively. (A basis point is equal to 1/100th of a percentage point.) The degree of the rate hikes raised concerns among investors about the Fed’s ability to cool inflation without tipping the US economy into recession. With fears about a recession increasing, credit spreads widened. (Credit spreads are commonly defined as the differences in yield between Treasuries and fixed-income securities with similar maturities.) Fixed-income credit spreads are often viewed as a barometer of economic health, with widening spreads reflecting deteriorating conditions, and narrowing spreads reflecting improving conditions.

[1]	The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

4

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

The ongoing Russia/Ukraine war added to investors’ concerns during the six-month period. The conflict has heightened existing supply chain challenges and led to a spike in commodity prices, particularly the price of oil. The renewal of lockdown conditions in China in response to rising COVID-19 cases also dampened market sentiment.

As an asset class, REITs faced idiosyncratic challenges over the first six months of 2022. Historically, investors have often turned to REITs as a hedge against inflation, due to the ability of most subsectors to pass along higher costs to their tenants. However, during the second quarter of 2022, recession worries led to fears of rising unemployment and to questions about the ability of tenants to meet their rent obligations. Additionally, REITs are a capital-intensive business, and investors began worrying that higher interest rates could weigh on earnings.

Q:	Which of your investments or strategies detracted from the Portfolio’s benchmark-relative performance during the six-month period ended June 30, 2022?
A:	The Portfolio is invested in what we view as high-quality REITs with growth potential. For much of the first quarter of 2022, those types of REITS underperformed lower-quality REITs that we had considered to be structurally challenged and too risky to hold in the Portfolio. We have avoided the temptation to move out of higher-quality REITs that were experiencing selling pressure, believing it was a temporary market phenomenon that did not reflect the true fundamentals of the underlying companies. As such, the Portfolio’s high-quality focus proved to be a headwind to benchmark-relative returns when lower-quality REITs strongly outperformed in early 2022.

Sector allocation decisions also proved to be a headwind for benchmark-relative performance during the six-month period. Overweight Portfolio positions in the struggling industrial, residential, and storage REIT sectors, and underweight positions in the relatively better-performing office, retail, and hotel REIT sectors detracted from benchmark-relative results for the period.

Individual Portfolio positions that were key detractors from benchmark-relative performance during the period were EastGroup Properties (EGP) and Mid-American Apartment Communities (MAA). The Portfolio’s investment in EGP, a medium-sized warehouse industrial REIT, struggled due to falling demand from the economically-sensitive small business market that the company serves. MAA focuses on the housing rental markets in the southeastern and southwestern US. During the latest six-month period, MAA’s shares sold off due to concerns about slower growth. We continue to hold both positions in the Portfolio, and remain confident in their long-term prospects.

5

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Portfolio Management Discussion 6/30/22 (continued)

Q:	Which of your investments or strategies aided the Portfolio’s benchmark-relative performance during the six-month period ended June 30, 2022?
A:	Key positive contributors to the Portfolio’s benchmark-relative returns during the six-month period included positions in Agere and Gaming & Leisure Properties (GLPI). Agere is a high-quality strip-mall REIT. Agere’s biggest tenants are pharmacies CVS and Walgreens, which act as anchor stores that attract foot traffic to the strip malls. Agere has seen solid rent and earnings growth rates, and investors have been taking note.

GLPI is a REIT that owns casino properties leased to gaming companies. GLPI has been a beneficiary of the lifting of pandemic-related restrictions. GLPI’s management holds long-term leases with its tenants, which has provided visibility and stability of earnings. Finally, on top of its rent leases, GLPI has shared in the earnings growth of its casino operators during profitable years.

We continue to hold both REITs in the Portfolio, and recently added to the positions due to weakness during the market sell-offs.

Q:	Did the Portfolio have exposure to any derivative securities during the six-month period ended June 30, 2022?
A:	The Portfolio had no exposure to derivative investments during the six-month period.
Q:	What is your outlook as we head into the second half of 2022?
A:	Our current outlook is cautious, given an investment environment featuring myriad uncertainties and a range of possible outcomes. High inflation, slowing economic momentum, and the risk of new COVID-19 outbreaks are concerning. Furthermore, as we noted earlier, REITs are a capital-intensive business, making them more vulnerable to sharply rising interest rates. As we continue to monitor macroeconomic data, we are mindful that the REIT asset class, in general, is in better financial shape from a debt-leverage perspective than it was in previous, similar economic environments.

We have taken steps to try to insulate the Portfolio from inflationary pressures, and have increased its exposure to REITs we consider to be more defensive. At period-end, the Portfolio was overweight to industrial, apartment, and self-storage REITs versus the MSCI US REIT Index, and underweight to office and health care REITs.

We continue to look for situations where we believe the market has underestimated a company’s net-operating-income (NOI) growth rates, and/or the duration of that growth. Conversely, we have continued to avoid companies where we believe the market has overestimated future growth potential.

Quality remains an overriding consideration in every investment decision we make. We believe higher-caliber, well-managed REITs could be in the best position to display solid growth when new opportunities emerge. Those types of REITs, in our view, are also more likely to receive greater consideration from lenders during times when construction financing is limited.

6

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

A Word About Risk:

All investments are subject to risk,
including the possible loss of principal.
In the past several years, financial
markets have experienced increased
volatility and heightened uncertainty.
The market prices of securities may go
up or down, sometimes rapidly or
unpredictably, due to general market
conditions, such as real or perceived
adverse economic, political, or
regulatory conditions, recessions,
inflation, changes in interest or
currency rates, lack of liquidity in the
bond markets, the spread of infectious
illness or other public health issues,
armed conflict including Russia’s
military invasion of Ukraine, sanctions
against Russia, other nations or
individuals or companies and possible
countermeasures, or adverse investor
sentiment. These conditions may
continue, recur, worsen or spread.

The Portfolio invests in REIT securities,
the value of which can fall for a variety
of reasons, such as declines in rental
income, fluctuating interest rates, poor
property management, environmental
liabilities, uninsured damage, increased
competition, or changes in real estate
tax laws.

The Portfolio may invest in fewer than
40 securities and, as a result, its
performance may be more volatile than
the performance of other portfolios
holding more securities. Investing in
foreign and/or emerging markets
securities involves risks relating to
interest rates, currency exchange rates,
economic, and political conditions.

The market price of securities may
fluctuate when interest rates change.
When interest rates rise, the prices of
fixed income securities in the Portfolio
will generally fall. Conversely, when
interest rates fall, the prices of fixed
income securities in the Portfolio will
generally rise.

Please refer to the Schedule of Investments on pages 8 to 9 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

7

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Schedule of Investments 6/30/22 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS — 100.2%
	COMMON STOCKS — 94.8% of Net Assets
	Equity Real Estate Investment Trusts (REITs) — 94.8%
6,659	Agree Realty Corp.	$ 480,314
33,113	Apple Hospitality REIT, Inc.	485,768
29,834	Brixmor Property Group, Inc.	602,945
4,840	Camden Property Trust	650,883
6,516	Corporate Office Properties Trust	170,654
3,775	EastGroup Properties, Inc.	582,596
5,130	EPR Properties	240,751
13,512(a)	Equity Commonwealth	371,985
5,416	Equity LifeStyle Properties, Inc.	381,666
5,431	Extra Space Storage, Inc.	923,922
14,557	Farmland Partners, Inc.	200,887
13,711	Gaming and Leisure Properties, Inc.	628,787
5,380	Gladstone Land Corp.	119,221
19,202	Independence Realty Trust, Inc.	398,057
13,068	Invitation Homes, Inc.	464,959
8,011	Iron Mountain, Inc.	390,056
36,139	Kimco Realty Corp.	714,468
3,235	Life Storage, Inc.	361,220
4,827	Mid-America Apartment Communities, Inc.	843,132
15,453	National Storage Affiliates Trust	773,732
7,530	NexPoint Residential Trust, Inc.	470,700
14,502	Prologis, Inc.	1,706,160
2,966	Public Storage	927,379
13,953	Realty Income Corp.	952,432
13,751	Rexford Industrial Realty, Inc.	791,920
2,096(a)	Ryman Hospitality Properties, Inc.	159,359
5,318	Saul Centers, Inc.	250,531
1,077	SBA Communications Corp.	344,694
2,079	Sun Communities, Inc.	331,309
16,444	UDR, Inc.	757,082
11,150	Ventas, Inc.	573,445
11,804	Welltower, Inc.	972,059
3,812	WP Carey, Inc.	315,862
	Total Equity Real Estate Investment Trusts (REITs)	$18,338,935
	TOTAL COMMON STOCKS
	(Cost $16,040,811)	$18,338,935

8 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	SHORT TERM INVESTMENTS — 5.4% of Net Assets
	Open-End Fund — 5.4%
1,046,767(b)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 1,046,767
		$ 1,046,767
	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,046,767)	$ 1,046,767
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.2%
	(Cost $17,087,578)	$19,385,702
	OTHER ASSETS AND LIABILITIES — (0.2)%	$ (44,695)
	NET ASSETS — 100.0%	$19,341,007

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022, aggregated $17,522,326 and $20,114,021, respectively.

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Asset Management US, Inc. (the “Adviser”) serves as the Portfolio’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

At June 30, 2022, the net unrealized appreciation on investments based on cost for federal tax purposes of $17,123,006 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 3,085,965
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(823,269)
Net unrealized appreciation	$ 2,262,696

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.

Level 1	– unadjusted quoted prices in active markets for identical securities.
Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	– significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,338,935	$ —	$ —	$ 18,338,935
Open-End Fund	1,046,767	—	—	1,046,767
Total Investments in Securities	$19,385,702	$ —	$ —	$ 19,385,702

During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 9

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $17,087,578)	$19,385,702
Receivables —
Portfolio shares sold	18,008
Dividends	42,869
Interest	882
Other assets	508
Total assets	$19,447,969

LIABILITIES:
Payables —
Portfolio shares repurchased	$ 56,048
Professional fees	32,151
Printing expense	12,460
Due to affiliates	1,988
Accrued expenses	4,315
Total liabilities	$ 106,962

NET ASSETS:
Paid-in capital	$16,505,717
Distributable earnings	2,835,290
Net assets	$19,341,007

NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class I (based on $5,342,489/728,627 shares)	$ 7.33
Class II (based on $13,998,518/1,899,408 shares)	$ 7.37

10 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Statement of Operations (unaudited)

FOR THE SIX MONTHS ENDED 6/30/22
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$ 279,244
Interest from unaffiliated issuers	1,509
Total Investment Income		$ 280,753
EXPENSES:
Management fees	$ 92,555
Administrative expenses	4,491
Distribution fees
Class II	20,971
Custodian fees	127
Professional fees	37,597
Printing expense	9,123
Trustees' fees	3,840
Miscellaneous	101
Total expenses		$ 168,805
Net investment income		$ 111,948
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ 574,302
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$(7,519,924)
Net realized and unrealized gain (loss) on investments		$(6,945,622)
Net decrease in net assets resulting from operations		$(6,833,674)

The accompanying notes are an integral part of these financial statements. 11

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Statements of Changes in Net Assets

Six Months
Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 111,948	$ 71,618
Net realized gain (loss) on investments	574,302	4,153,400
Change in net unrealized appreciation (depreciation) on investments	(7,519,924)	4,292,421
Net increase (decrease) in net assets resulting from operations	$ (6,833,674)	$ 8,517,439
DISTRIBUTIONS TO SHAREOWNERS:
Class I ($0.60 and $0.10 per share, respectively)	$ (406,256)	$ (71,428)
Class II ($0.58 and $0.09 per share, respectively)	(1,029,060)	(183,859)
Total distributions to shareowners	$ (1,435,316)	$ (255,287)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 753,498	$ 1,865,535
Reinvestment of distributions	1,435,316	255,287
Cost of shares repurchased	(2,647,503)	(4,721,070)
Net decrease in net assets resulting from Portfolio share transactions	$ (458,689)	$ (2,600,248)
Net increase (decrease) in net assets	$ (8,727,679)	$ 5,661,904
NET ASSETS:
Beginning of period	$ 28,068,686	$ 22,406,782
End of period	$ 19,341,007	$ 28,068,686

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class I
Shares sold	26,474	$ 247,188	46,759	$ 423,803
Reinvestment of distributions	57,161	406,256	7,612	71,428
Less shares repurchased	(62,194)	(574,277)	(118,656)	(1,054,900)
Net increase (decrease)	21,441	$ 79,167	(64,285)	$ (559,669)
Class II
Shares sold	57,653	$ 506,310	154,473	$ 1,441,732
Reinvestment of distributions	144,587	1,029,060	19,660	183,859
Less shares repurchased	(224,989)	(2,073,226)	(406,146)	(3,666,170)
Net decrease	(22,749)	$ (537,856)	(232,013)	$(2,040,579)

12 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 10.65	$ 7.63	$11.35	$12.55	$15.40	$16.37
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.05	0.04	0.06	0.16	0.25	0.26
Net realized and unrealized gain (loss)
on investments	(2.77)	3.08	(1.15)	3.16	(1.26)	0.28
Net increase (decrease) from investment
operations	$ (2.72)	$ 3.12	$ (1.09)	$ 3.32	$ (1.01)	$ 0.54
Distributions to shareowners:
Net investment income	(0.06)	(0.03)	(0.06)	(0.19)	(0.25)	(0.26)
Net realized gain	(0.54)	(0.07)	(2.48)	(4.33)	1.59	(1.25)
Tax return of capital	—	—	(0.09)	—	—	—
Total distributions	$ (0.60)	$ (0.10)	$ (2.63)	$ (4.52)	$ (1.84)	$(1.51)
Net increase (decrease) in net asset value	$ (3.32)	$ 3.02	$ (3.72)	$ (1.20)	$ (2.85)	$(0.97)
Net asset value, end of period	$ 7.33	$10.65	$7.63	$11.35	$12.55	$15.40
Total return(b)	(25.35)%(c)	41.05%	(7.34)%	28.16%	(7.24)%	3.50%
Ratio of net expenses to average net assets	1.28%(d)	1.35%	1.46%	1.33%	1.37%	1.12%
Ratio of net investment income (loss) to
average net assets	1.15%(d)	0.49%	0.77%	1.29%	1.76%	1.63%
Portfolio turnover rate	76%(c)	106%	155%	125%	154%	8%
Net assets, end of period (in thousands)	$ 5,342	$7,530	$5,885	$6,910	$6,210	$7,824

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements. 13

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Financial Highlights (continued)

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 10.69	$ 7.67	$ 11.40	$ 12.58	$ 15.44	$ 16.40
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.04	0.02	0.04	0.13	0.21	0.22
Net realized and unrealized gain (loss)
on investments	(2.78)	3.09	(1.16)	3.17	(1.27)	0.29
Net increase (decrease) from investment
operations	$ (2.74)	$ 3.11	$ (1.12)	$ 3.30	$ (1.06)	$ 0.51
Distributions to shareowners:
Net investment income	(0.04)	(0.02)	(0.04)	(0.15)	(0.21)	(0.22)
Net realized gain	(0.54)	(0.07)	(2.48)	(4.33)	(1.59)	(1.25)
Tax return of capital	—	—	(0.09)	—	—	—
Total distributions	$ (0.58)	$ (0.09)	$ (2.61)	$ (4.48)	$ (1.80)	$ (1.47)
Net increase (decrease) in net asset value	$ (3.32)	$ 3.02	$ (3.73)	$ (1.18)	$ (2.86)	$ (0.96)
Net asset value, end of period	$7.37	$ 10.69	$7.67	$ 11.40	$ 12.58	$ 15.44
Total return(b)	(25.43)%(c)	40.75%	(7.62)%	27.91%	(7.54)%	3.30%
Ratio of net expenses to average net assets	1.53%(d)	1.60%	1.71%	1.58%	1.62%	1.37%
Ratio of net investment income (loss) to
average net assets	0.90%(d)	0.22%	0.51%	1.04%	1.51%	1.37%
Portfolio turnover rate	76%(c)	106%	155%	125%	154%	8%
Net assets, end of period (in thousands)	$13,999	$20,539	$16,522	$20,167	$18,393	$23,592

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

14 The accompanying notes are an integral part of these financial statements.

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Real Estate Shares VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to pursue long-term capital growth, with current income as a secondary objective.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same portfolio of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareowner’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Equity securities which may include restricted securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities which may include restricted securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities which may include restricted securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio’s shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

15

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio’s securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry valuation model).

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded Real Estate Investment Trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

16

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$ 68,929
Long-term capital gains	186,358
Total	$255,287

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed long-term capital gains	$ 1,321,660
Net unrealized appreciation	9,782,620
Total	$11,104,280

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

Dividends and distributions to shareowners are recorded on the ex-dividend date. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia’s military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value

17

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Notes to Financial Statements 6/30/22 (unaudited) (continued)

and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

Because the Portfolio invests a substantial portion of its assets in REITs, the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital return may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of

18

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.80% of the Portfolio’s average daily net assets up to $500 million and 0.75% of the Portfolio’s average daily net assets over $500 million. For the six months ended June 30, 2022, the effective management fee was equivalent to 0.80% (annualized) of the Portfolio’s average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $1,697 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $3,840 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $0.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $291 in distribution fees payable to the Distributor at June 30, 2022.

19

Pioneer Real Estate Shares VCT Portfolio	Pioneer Variable Contracts Trust
Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

20

Pioneer Variable Contracts Trust	Trustees
Officers	Thomas J. Perna, Chairman
Lisa M. Jones, President and Chief Executive Officer	John E. Baumgardner, Jr.
Anthony J. Koenig, Jr., Treasurer and Chief Financial and	Diane Durnin
Accounting Officer	Benjamin M. Friedman
Christopher J. Kelley, Secretary and Chief Legal Officer	Lisa M. Jones
Craig C. MacKay
Investment Adviser and Administrator	Lorraine H. Monchak
Amundi Asset Management US, Inc.	Marguerite A. Piret
Fred J. Ricciardi
Custodian and Sub-Administrator	Kenneth J. Taubes
Bank of New York Mellon Corporation

Principal Underwriter
Amundi Distributor US, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.

21

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19614-16-0822

Pioneer Variable Contracts Trust

Pioneer Strategic Income

VCT Portfolio

Class I and II Shares

Semiannual Report | June 30, 2022

Please refer to your contract prospectus to determine the applicable share class offered under your contract.

Pioneer Variable Contracts Trust

This report is authorized for distribution only when preceded or accompanied by a prospectus for the Portfolio being offered.

Pioneer Variable Contracts Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio Update 6/30/22

Performance Update 6/30/22

Prices and Distributions

Net Asset Value per Share	6/30/22	12/31/21
Class I	$8.84	$10.44
Class II	$8.82	$10.43

	Net
Distributions per Share	Investment	Short-Term	Long-Term
(1/1/21 – 6/30/22)	Income	Capital Gains	Capital Gains
Class I	$0.1420	$0.0600	$0.2911
Class II	$0.1293	$0.0600	$0.2911

Performance of a $10,000 Investment

The following chart shows the change in value of an investment made in Class I and Class II shares of Pioneer Strategic Income VCT Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

The Bloomberg U.S. Universal Index is an unmanaged index that represents the union of the U.S. Aggregate Index, the US High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

Average Annual Total Returns
(As of June 30, 2022)
			Bloomberg U.S.
	Class I	Class II	Universal Index
10 Years	2.78%	2.52%	1.83%
5 Years	1.51%	1.25%	0.94%
1 Year	-10.21%	-10.46%	-10.89%
All total returns shown assume reinvestment of distributions at net asset value.

5 Largest Holdings

(As a percentage of total investments)*

1.	U.S. Treasury Bills, 7/5/22	7.04%
2.	U.S. Treasury Bills, 7/12/22	6.31
3.	Fannie Mae, 2.500%, 7/1/52 (TBA)	4.37
4.	Fannie Mae, 4.500%, 7/1/52 (TBA)	2.22
5.	United States Treasury Notes,
	3.250%, 6/30/27	2.21

*	Excludes short term investments and all derivative contracts except for options purchased. The Portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
(p)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Comparing Ongoing Portfolio Expenses

As a shareowner in the Portfolio, you incur two types of costs:

(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds offered through your variable annuity contract. The example is based on an investment of $1,000 at the beginning of the Portfolio’s latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.	Divide your account value by $1,000

Example: an $8,600 account value ÷ $1,000 = 8.6

2.	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on actual returns from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$ 893.50	$ 891.20
Expenses Paid During Period*	$ 3.52	$ 4.69

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.75% and 1.00% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Portfolio and other variable annuities. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other variable annuities.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different variable annuities. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Strategic Income VCT Portfolio

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2022 through June 30, 2022.

Share Class	I	II
Beginning Account Value on 1/1/22	$1,000.00	$1,000.00
Ending Account Value on 6/30/22	$1,021.08	$1,019.84
Expenses Paid During Period*	$ 3.76	$ 5.01

*	Expenses are equal to the Portfolio’s annualized net expense ratio of 0.75% and 1.00% for Class I and Class II shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio Management Discussion 6/30/22

Call 1-800-688-9915 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The returns for the Portfolio do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges. These expenses would reduce the overall returns shown.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers performance would be lower. Waivers may not be in effect for all portfolios. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

In the following interview, Jonathan Scott and Andrew Feltus discuss the factors that affected the performance of Pioneer Strategic Income VCT Portfolio during the six-month period ended June 30, 2022. Mr. Scott, a senior vice president, Deputy Director of Multi-Sector Fixed Income, and a portfolio manager at Amundi Asset Management US, Inc. (Amundi US), Mr. Feltus, Managing Director, Co-Director of High Yield, and a portfolio manager at Amundi US, Brad Komenda, a Managing Director and Director of Investment-Grade Corporates, and a portfolio manager at Amundi US, and Kenneth J. Taubes, Executive Vice President and Chief Investment Officer, US, and a portfolio manager at Amundi US, are responsible for the day-to-day management of the Portfolio.

Q:	How did the Portfolio perform during the six-month period ended June 30, 2022?
A:	Pioneer Strategic Income VCT Portfolio’s Class I shares returned -10.65% at net asset value during the six-month period ended June 30, 2022, and Class II shares returned -10.88%, while the Portfolio’s benchmark, the Bloomberg US Universal Index (the Bloomberg Index), returned -10.93%.
Q:	How would you describe the investment environment in the fixed-income markets during the six-month period ended June 30, 2022?
A:	The first quarter of 2022 saw negative market sentiment driven by increased geopolitical tensions, a worsening growth/inflation mix arising from a spike in commodity prices, and the prospect of rising interest rates. In combination, those factors contributed to losses across most fixed-income asset classes. Russia’s invasion of Ukraine in late February, together with US and European sanctions on Russia, led to a spike in energy, metals, and food prices, which added to downside risk to real economic growth and to upside risk to inflation. In addition, another round of lockdowns in China in the wake of increasing COVID-19 infection rates exacerbated supply chain disruptions and raised concerns about further risks to global economic growth.

Accelerating inflation forced the Federal Reserve to raise rates, even as growth slowed. At its mid-March meeting, the Federal Open Market Committee (FOMC) raised the federal funds rate target range by a quarter-point, to 0.25%-0.50%, and indicated that further increases in the benchmark overnight lending rate would follow rapidly. The Fed also formally ended its pandemic-era quantitative easing program and signaled it would soon begin reducing its holdings of Treasury securities and agency mortgage-backed securities (MBS) by reinvesting only part of the proceeds from maturing securities. The Fed went on to implement hikes of 50 basis points and 75 basis points (bps) in May and June, respectively, bringing the federal funds target up to a range of 1.50% to 1.75%, its highest level since before the onset of the pandemic in March of 2020. (A basis point is equal to 1/100th of a percentage point.) For the six-month period ended June 30, 2022, the 10-year Treasury yield rose from 1.52% to 2.98%.

Rising Treasury yields weighed on bond market returns for the period. Risk-oriented assets, in particular, performed poorly against the backdrop of tightening credit conditions and recession fears, falling in price even more than would be expected from rising US Treasury rates. The investment-grade corporate bond market, as gauged by the Bloomberg US Aggregate Bond Index, posted a return of -10.35%. Within the investment-grade market,

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

corporate bonds were the biggest laggards, returning -14.39% for the period, while securitized assets and Treasuries were also well into negative territory. Below-investment-grade, high-yield corporate bonds performed comparably, returning -14.19% (according to the Bloomberg US Corporate Bond Index and Bloomberg US Corporate High Yield Index, respectively).

Q:	What factors influenced the Portfolio’s performance relative to the Bloomberg Index during the six-month period ended June 30, 2022?
A:	As a multisector fixed-income strategy, we have managed the Portfolio with the aim of delivering competitive returns, while experiencing volatility similar to its benchmark, by investing across a diversified* range of investment-grade and non-investment-grade global fixed-income asset classes. We seek to add value through both sector allocation and security selection, focusing on sectors that trade at a yield advantage relative to US Treasuries, including corporate bonds, agency MBS, and securitized assets, which have typically offered higher risk-adjusted returns than Treasuries as well as greater security selection opportunities. We have typically taken a dynamic approach to sector allocation, and may seek to increase the Portfolio’s risk profile when we feel the markets have offered significant compensation for taking on risk, while seeking to reduce the risk profile when we feel markets have offered less-attractive value.

The Portfolio’s short-duration positioning versus the benchmark aided relative performance during the period, as US Treasury yields as well as European rates moved higher. (Duration is a measure of the sensitivity of the price, or the value of principal, of a fixed-income investment to a change in interest rates, expressed as a number of years.) In addition, positioning along the yield curve proved additive to relative returns, as the Portfolio was underweight versus the Bloomberg Index to longer maturities, which felt the biggest negative effects of rising interest rates.

The Portfolio’s sector allocation results weighed on benchmark-relative returns during the period, most notably overweights to corporate bonds and MBS versus the Bloomberg Index, as credit sectors, including investment-grade corporate bonds, underperformed Treasuries. In addition, the Portfolio’s allocation to non-agency MBS had a negative effect on relative results. In particular, exposure to subordinated bank securities also detracted from relative returns, due to long spread durations (or sensitivity to changes in credit spreads; credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities).

The negative impact of the Portfolio’s underweight to Treasuries was partially offset by holdings of high-yield, index-based credit-default-swap positions, which we utilized as part of our efforts to reduce credit risk. Those positions contributed positively to the Portfolio’s relative performance as credit spreads widened, particularly over the second half of the six-month period.

*	Diversification does not assure a profit nor protect against loss.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Portfolio Management Discussion 6/30/22 (continued)

Overall security selection results were essentially a neutral factor in the Portfolio’s relative performance for the period. With regard to security selection within agency MBS, an overweight to higher-coupon issues that have featured less prepayment sensitivity modestly benefited relative returns.

Within the Portfolio’s corporate exposures, the lower quality of holdings (versus the Bloomberg Index) within industrials and financials detracted from relative returns. The Portfolio was overweight to “BBB” rated and high-yield issues within those sectors during a six-month period that saw credit spreads widen notably. Within industrials, exposure to commodity- and aviation-related issues constrained relative results. In financials, the Portfolio’s relative performance struggled, due to the underperformance of holdings of subordinated-debt issues, and the debt of an aircraft-leasing firm.

With regard to currency positioning, the Portfolio’s non-US dollar (USD) exposures had a negative effect on relative returns, as the USD appreciated versus a basket of other major currencies during the six-month period.

Q:	Did the Portfolio have any investments in derivative securities during the six-month period ended June 30, 2022? If so, did the derivatives have any material impact on performance?
A:	Yes, the Portfolio had investments in multiple types of derivatives, including Treasury futures, index-based credit-default swaps, and forward foreign currency contracts (“currency forwards”). The exposure to Treasury futures was part of our strategy to maintain a shorter-than-benchmark duration, which had a positive effect on the Portfolio’s relative results for the period. As noted earlier, we invested the Portfolio in high-yield, index-based credit-default-swaps during the period, which aided relative returns. The Portfolio’s exposure to currency forwards and options was a technique used in seeking to manage the risks associated with investing in non-USD currencies. The Portfolio’s non-USD currency allocation detracted from relative performance, as the USD appreciated against most currencies, but the forwards helped reduce the size of the loss.
Q:	What factors affected the Portfolio’s yield, or distributions** to shareholders, during the six-month period ended June 30, 2022?
A:	The Portfolio’s monthly distribution rate declined over the first three months of the period, as spreads narrowed for credit-oriented areas of the market during that timeframe. The distribution rate stabilized over the second half of the period as Treasury yields rose and credit spreads widened.
Q:	What is your investment outlook, and how is the Portfolio positioned heading into the second half of its fiscal year?
A:	The financial media has framed the question as: “Is the economy headed for recession?” In our view, the focus on “recession, or not,” is too simplistic. We believe it is better to consider the full range of possible outcomes. First, with the Fed apparently determined to slow the economy in order to control inflation, the best-case scenario, in our view, is a “soft landing.” Even in that scenario, economic growth could be relatively slow and the unemployment rate could rise. Secondly, historically there has usually been a significant difference between the investment implications of a mild recession and a severe recession. We believe some characteristics of the current economic
**	Distributions are not guaranteed.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

A Word About Risk:

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility and heightened uncertainty. The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, or adverse investor sentiment. These conditions may continue, recur, worsen or spread.

The Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). Plans are underway to phase out the use of LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally.

Investments in high-yield or lower rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default.

The market price of securities may fluctuate when interest rates change. When interest rates rise, the prices of fixed income securities in the Portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the Portfolio will generally rise.

Investments in the Portfolio are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that an issuer may exercise its right to prepay its security, if falling interest rates prompt the issuer to do so. Forced to reinvest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income and lose the opportunity for additional price appreciation.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government.

The Portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-backed securities are also subject to pre-payments.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

environment increase the likelihood of a mild recession: household and business balance sheets are mostly strong, and risks in the financial system appear to be manageable. At present, we believe that a meaningful economic slowdown has been priced into the market, as spreads have widened significantly from previous, tighter levels.

A severe recession, in our view, is more likely to have ties to a Fed policy mistake, or an unforeseen global crisis. Fed Chair Powell and others have indicated that they intend to keep tightening policy until reported inflation numbers come down. However, the Fed has rarely been able to achieve the “soft landing” scenario. After being too slow to tighten policy as the economy recovered from the COVID-19-driven recession, the Fed now seems at risk of making another mistake by perhaps being too late to respond to weaker economic conditions, or not being able to respond due to inflation pressures. We suspect this is mostly a communications problem, and that the FOMC could take a more forward-looking approach in setting the level of the federal funds target range once it has raised rates to neutral. However, with current inflation readings well above target and the federal funds rate still below neutral, we believe the Fed wants to communicate a simple and forceful message to keep inflation expectations from becoming unanchored. While inflation expectations remain firmly grounded, in our view, it will still be difficult for the Fed to reduce inflation without an increase in unemployment.

For the next few months, at least, we expect FOMC members to continue to say they will do whatever it takes to bring down inflation. In that scenario, we believe growing “hard landing” concerns among investors favor adding to the Portfolio’s duration and being very selective with regard to credit exposures.

Please refer to the Schedule of Investments on pages 8 to 29 for a full listing of Portfolio securities.

Past performance is no guarantee of future results.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Portfolio’s historical or future performance are statements of opinion as of the date of this report.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited)

Principal
Amount
USD ($)		Value
UNAFFILIATED ISSUERS — 114.5%
SENIOR SECURED FLOATING RATE LOAN INTERESTS — 1.1% of Net Assets*(a)
Airlines — 0.1%
40,000	LATAM Airlines Group SA, Tranche A Facility, 8.234% (Term SOFR + 750 bps), 8/8/22	$ 40,417
	Total Airlines	$ 40,417
Chemicals-Diversified — 0.1%
19,950	LSF11 A5 HoldCo LLC, Term Loan, 5.14% (SOFR + 350 bps), 10/15/28	$ 18,722
	Total Chemicals-Diversified	$ 18,722
Electronic Composition — 0.0%†
12,229	Energy Acquisition LP, First Lien Initial Term Loan, 4.25% (LIBOR + 425 bps), 6/26/25	$ 11,159
	Total Electronic Composition	$ 11,159
Finance-Special Purpose Banks — 0.2%
73,337	Bank of Industry, Ltd., Facility, 7.745% (LIBOR + 600 bps), 12/11/23	$ 73,661
	Total Finance-Special Purpose Banks	$ 73,661
Medical-Wholesale Drug Distribution — 0.1%
34,913	Owens & Minor, Inc., Term B-1 Loan, 5.375% (Term SOFR + 375 bps), 3/29/29	$ 34,694
	Total Medical-Wholesale Drug Distribution	$ 34,694
Metal Processors & Fabrication — 0.1%
39,700	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR +
	400 bps), 10/12/28	$ 36,325
	Total Metal Processors & Fabrication	$ 36,325
Oil-Field Services — 0.2%
51,713	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 50,937
	Total Oil-Field Services	$ 50,937
Recreational Centers — 0.0%†
15,560	Fitness International LLC, Term B Loan, 4.916% (LIBOR + 325 bps), 4/18/25	$ 13,907
	Total Recreational Centers	$ 13,907
Rental Auto & Equipment — 0.0%†
14,925	PECF USS Intermediate Holding III Corp., Initial Term Loan, 5.916% (LIBOR + 425 bps), 12/15/28	$ 13,533
	Total Rental Auto & Equipment	$ 13,533
Retail — 0.0%†
9,749	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 5.786% (LIBOR + 450 bps), 9/12/24	$ 8,865
	Total Retail	$ 8,865
Retail-Restaurants — 0.2%
69,426	1011778 B.C. Unlimited Liability Co., Term B-4 Loan, 3.416% (LIBOR + 175 bps), 11/19/26	$ 66,441
	Total Retail-Restaurants	$ 66,441
Schools — 0.1%
35,192	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.00% (LIBOR + 375 bps), 2/21/25	$ 32,883
	Total Schools	$ 32,883
TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $410,592)	$ 401,544
Shares
COMMON STOCKS — 0.0%† of Net Assets
Airlines — 0.0%†
1,529(b)	Grupo Aeromexico SAB de CV	$ 16,534
	Total Airlines	$ 16,534

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Household Durables — 0.0%†
15,463(b)	Desarrolladora Homex SAB de CV	$ 29
	Total Household Durables	$ 29
	Paper & Forest Products — 0.0%†
1,032(b)	Emerald Plantation Holdings, Ltd.	$ 12
	Total Paper & Forest Products	$ 12
	TOTAL COMMON STOCKS
	(Cost $30,517)	$ 16,575
Principal
Amount
USD ($)
	ASSET BACKED SECURITIES — 2.9% of Net Assets
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 3.524% (1 Month USD
	LIBOR + 220 bps), 8/15/34 (144A)	$ 92,125
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class D, 4.224% (1 Month USD
	LIBOR + 290 bps), 11/15/36 (144A)	95,506
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class E, 4.724% (1 Month USD
	LIBOR + 340 bps), 11/15/36 (144A)	92,491
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class D, 5.629% (1 Month Term
	SOFR + 435 bps), 5/15/37 (144A)	97,101
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	72,533
19,056(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	17,910
37,030	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	11,110
100,000(a)	KREF Ltd., Series 2021-FL2, Class C, 3.523% (1 Month USD LIBOR + 200 bps), 2/15/39 (144A)	93,767
100,000(a)	KREF Ltd., Series 2021-FL2, Class E, 4.373% (1 Month USD LIBOR + 285 bps), 2/15/39 (144A)	95,050
100,000(d)	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	70,933
15,128	Small Business Lending Trust, Series 2019-A, Class C, 4.31%, 7/15/26 (144A)	15,124
100,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	95,819
222,128	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	209,296
	TOTAL ASSET BACKED SECURITIES
	(Cost $1,149,247)	$ 1,058,765
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.0% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 72,866
150,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M2, 4.076% (SOFR30A + 315 bps), 9/25/31 (144A)	133,755
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	89,175
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	83,936
97,014(e)	CIM Trust, Series 2021-J2, Class B3, 2.675%, 4/25/51 (144A)	82,444
98,037(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.987%, 5/25/51 (144A)	82,730
30,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 5.274% (1 Month USD
	LIBOR + 365 bps), 2/25/40 (144A)	28,705
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 5.274% (1 Month USD
	LIBOR + 365 bps), 2/25/40 (144A)	47,701
220,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 5.426% (SOFR30A +
	450 bps), 1/25/42 (144A)	192,849
150,000(a)	Eagle Re, Ltd., Series 2019-1, Class B1, 6.124% (1 Month USD LIBOR + 450 bps), 4/25/29 (144A)	146,050
150,000(a)	Eagle Re, Ltd., Series 2020-2, Class B1, 8.624% (1 Month USD LIBOR + 700 bps), 10/25/30 (144A)	151,562
150,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 5.176% (SOFR30A + 425 bps), 4/25/34 (144A)	140,230
40,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C03, Class 1B1, 5.374% (1 Month
	USD LIBOR + 375 bps), 10/25/30	39,103
63,056(a)	Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 3.624% (1 Month
	USD LIBOR + 200 bps), 3/25/31	62,359
1,520	Fannie Mae REMICS, Series 2009-36, Class HX, 4.50%, 6/25/29	1,529

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
97,365(a)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 4.706% (1 Month USD
	LIBOR + 603 bps), 7/15/42	$ 14,011
51,784(a)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 5.226% (1 Month USD
	LIBOR + 655 bps), 8/15/42	7,940
49,220(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4999, Class QI, 4.00%, 5/25/50	9,708
52,249(f)	Federal Home Loan Mortgage Corp. REMICS, Series 5018, Class EI, 4.00%, 10/25/50	10,480
65,462(f)	Federal Home Loan Mortgage Corp. REMICS, Series 5067, Class GI, 4.00%, 12/25/50	13,417
30,365(a)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 4.926% (1 Month USD
	LIBOR + 655 bps), 8/25/41	3,275
19,627(a)(f)	Federal National Mortgage Association REMICS, Series 2018-43, Class SM, 4.576% (1 Month USD
	LIBOR + 620 bps), 6/25/48	2,453
24,881(a)(f)	Federal National Mortgage Association REMICS, Series 2019-33, Class S, 4.426% (1 Month USD
	LIBOR + 605 bps), 7/25/49	2,120
22,139(a)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class PS, 4.426% (1 Month USD
	LIBOR + 605 bps), 8/25/49	3,134
21,550(a)(f)	Federal National Mortgage Association REMICS, Series 2019-41, Class SM, 4.426% (1 Month USD
	LIBOR + 605 bps), 8/25/49	3,042
10,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA2, Class B1, 4.124% (1 Month USD LIBOR +
	250 bps), 2/25/50 (144A)	8,555
71,006(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA3, Class B1, 6.724% (1 Month USD LIBOR +
	510 bps), 6/25/50 (144A)	72,333
70,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B1, 7.624% (1 Month USD LIBOR +
	600 bps), 8/25/50 (144A)	72,896
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA4, Class B2, 11.624% (1 Month USD LIBOR +
	1,000 bps), 8/25/50 (144A)	46,685
40,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA5, Class B2, 12.426% (SOFR30A + 1,150
	bps), 10/25/50 (144A)	46,915
50,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B1, 3.926% (SOFR30A + 300
	bps), 12/25/50 (144A)	41,798
50,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-DNA6, Class B2, 6.576% (SOFR30A + 565
	bps), 12/25/50 (144A)	42,380
23,968(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA2, Class M2, 4.724% (1 Month USD LIBOR +
	310 bps), 3/25/50 (144A)	23,774
30,000(a)	Freddie Mac Stacr Remic Trust, Series 2020-HQA3, Class B2, 11.624% (1 Month USD LIBOR +
	1,000 bps), 7/25/50 (144A)	34,299
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B1, 3.576% (SOFR30A + 265 bps),
	1/25/51 (144A)	80,746
70,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA1, Class B2, 5.676% (SOFR30A + 475 bps),
	1/25/51 (144A)	54,252
80,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA5, Class B1, 3.976% (SOFR30A + 305 bps),
	1/25/34 (144A)	68,662
70,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA1, Class B2, 5.926% (SOFR30A + 500 bps),
	8/25/33 (144A)	53,713
180,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA4, Class B1, 4.676% (SOFR30A + 375 bps),
	12/25/41 (144A)	148,585
100,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA3, Class M2, 5.276% (SOFR30A + 435 bps),
	4/25/42 (144A)	90,805
25,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-HQA1, Class M2, 6.176% (SOFR30A + 525 bps),
	3/25/42 (144A)	23,261
150,000(a)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B1, 5.874% (1 Month USD LIBOR + 425 bps),
	10/25/48 (144A)	148,227

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
60,000(a)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1, 5.674% (1 Month USD LIBOR + 405 bps),
	2/25/49 (144A)	$ 54,726
70,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1,
	4.926% (SOFR30A + 400 bps), 11/25/50 (144A)	65,923
80,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2,
	8.326% (SOFR30A + 740 bps), 11/25/50 (144A)	75,849
45,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1,
	4.326% (SOFR30A + 340 bps), 8/25/33 (144A)	39,033
220,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class B1,
	5.676% (SOFR30A + 475 bps), 2/25/42 (144A)	193,616
13,250	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	13,794
1,661	Government National Mortgage Association, Series 2012-130, Class PA, 3.00%, 4/20/41	1,658
108,827(f)	Government National Mortgage Association, Series 2019-110, Class PI, 3.50%, 9/20/49	13,583
173,540(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 1.825% (1 Month
	USD LIBOR + 342 bps), 9/20/49	8,282
172,120(a)(f)	Government National Mortgage Association, Series 2019-121, Class SA, 1.755% (1 Month
	USD LIBOR + 335 bps), 10/20/49	9,453
257,723(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	43,042
261,066(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	32,952
125,435(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	21,950
75,716(a)(f)	Government National Mortgage Association, Series 2019-90, Class SA, 1.705% (1 Month
	USD LIBOR + 330 bps), 7/20/49	2,611
146,076(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 1.755% (1 Month
	USD LIBOR + 335 bps), 1/20/50	6,631
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	77,047
98,872(e)	GS Mortgage-Backed Securities Trust, Series 2021-GR3, Class B2, 3.393%, 4/25/52 (144A)	81,402
98,723(e)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.836%, 5/28/52 (144A)	76,299
97,147(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.227%, 7/25/51 (144A)	76,020
97,515(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.82%, 11/25/51 (144A)	73,210
146,558(e)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.869%, 12/25/51 (144A)	110,169
97,450(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.991%, 10/25/51 (144A)	74,339
89,490(e)	JP Morgan Mortgage Trust, Series 2021-INV6, Class A5A, 2.50%, 4/25/52 (144A)	75,699
99,461(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.12%, 8/25/52 (144A)	78,221
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	76,346
99,808(e)	JP Morgan Mortgage Trust, Series 2022-6, Class B3, 3.308%, 11/25/52 (144A)	75,642
99,137(e)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.301%, 3/25/52 (144A)	73,662
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.528%, 7/25/52 (144A)	77,358
69,811(a)	JPMorgan Chase Bank NA - JPMWM, Series 2021-CL1, Class M3, 2.726% (SOFR30A + 180 bps),
	3/25/51 (144A)	65,702
99,527(e)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.538%, 4/25/52 (144A)	75,380
100,000(e)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	81,787
96,844(e)	Oceanview Mortgage Trust, Series 2021-1, Class B2, 2.728%, 5/25/51 (144A)	73,976
97,838(e)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.638%, 10/25/51 (144A)	76,165
98,632(e)	Rate Mortgage Trust, Series 2021-HB1, Class B2, 2.708%, 12/25/51 (144A)	75,781
97,354(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	76,844
99,631(e)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.194%, 5/25/52 (144A)	74,709
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	73,933
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.768%, 10/25/56 (144A)	88,067
100,000(e)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.803%, 7/25/57 (144A)	90,081
150,000(e)	Towd Point Mortgage Trust, Series 2019-4, Class M2B, 3.25%, 10/25/59 (144A)	125,162

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
95,453(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	$ 86,960
110,000(a)	Traingle Re, Ltd., Series 2021-1, Class M2, 5.524% (1 Month USD LIBOR + 390 bps),
	8/25/33 (144A)	108,770
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%,
	12/25/51 (144A)	71,722
99,831(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.446%,
	3/25/52 (144A)	74,596
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,407,020)	$ 5,410,612
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6% of Net Assets
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 3.621% (SOFR30A + 285 bps), 1/16/37 (144A)	$ 93,764
25,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX, Class E, 5.074% (1
	Month USD LIBOR + 375 bps), 9/15/38 (144A)	23,626
40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	38,988
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.389%, 9/15/48 (144A)	86,291
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 3.724% (1 Month USD LIBOR +
	240 bps), 9/15/36 (144A)	93,035
100,000(a)	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 4.174% (1 Month USD LIBOR +
	285 bps), 9/15/36 (144A)	92,020
300,000(a)	BX Trust, Series 2021-ARIA, Class E, 3.569% (1 Month USD LIBOR + 224 bps), 10/15/36 (144A)	279,663
38,947	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	38,039
99,250(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 3.674% (1 Month USD LIBOR +
	235 bps), 6/15/34 (144A)	93,865
150,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	145,714
65,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 4.045% (1 Month USD LIBOR + 272 bps), 11/15/38 (144A)	59,777
98,299(a)	Cold Storage Trust, Series 2020-ICE5, Class D, 3.424% (1 Month USD LIBOR + 210 bps),
	11/15/37 (144A)	95,336
100,000(e)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	86,423
75,000(e)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	72,430
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.402%, 4/15/50	88,348
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.711%, 11/15/48	22,154
100,000(e)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	95,793
75,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 4.926%
	(SOFR30A + 400 bps), 11/25/51 (144A)	64,708
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.922%, 12/25/26 (144A)	46,004
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.203%, 7/25/27 (144A)	47,832
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.812%, 12/25/27 (144A)	69,739
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.222%, 10/25/31 (144A)	23,622
75,000(e)	FREMF Mortgage Trust, Series 2019-K88, Class C, 4.528%, 2/25/52 (144A)	71,435
62,806(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	59,125
50,000(e)	FREMF Mortgage Trust, Series 2020-K106, Class B, 3.708%, 3/25/53 (144A)	45,960
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 4.047%, 9/25/28 (144A)	46,132
75,000(a)	Great Wolf Trust, Series 2019-WOLF, Class E, 4.056% (1 Month USD LIBOR + 273 bps), 12/15/36 (144A)	69,720
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 3.824% (1 Month USD
	LIBOR + 250 bps), 12/15/36 (144A)	94,725
100,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class G, 5.324% (1 Month USD
	LIBOR + 400 bps), 12/15/36 (144A)	92,407

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
100,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E,
	3.924% (1 Month USD LIBOR + 260 bps), 9/15/29 (144A)	$ 94,541
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F,
	3.861%, 12/5/38 (144A)	59,276
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	46,427
325,000(a)	Med Trust, Series 2021-MDLN, Class F, 5.325% (1 Month USD LIBOR + 400 bps), 11/15/38 (144A)	303,880
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	95,632
25,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	21,004
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	96,370
100,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 4.874% (1 Month USD
	LIBOR + 325 bps), 10/15/49 (144A)	92,868
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	37,913
100,000(e)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.704%, 3/11/31 (144A)	92,000
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 4.574% (1 Month USD
	LIBOR + 295 bps), 11/25/36 (144A)	46,120
55,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class D, 4.648% (SOFR30A + 370 bps),
	1/25/37 (144A)	51,693
25,000(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class E, 5.198% (SOFR30A + 425 bps),
	1/25/37 (144A)	23,546
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.495%, 2/25/52 (144A)	89,196
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	77,568
150,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	111,202
100,000(e)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	86,484
145,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 4.211% (1 Month
	Term SOFR + 293 bps), 5/15/37 (144A)	139,865
1,000,000(e)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.439%, 3/15/51	19,422
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $4,164,801)	$ 3,821,682
	CONVERTIBLE CORPORATE BONDS — 0.7% of Net Assets
	Airlines — 0.1%
51,000	Spirit Airlines, Inc., 1.00%, 5/15/26	$ 45,977
	Total Airlines	$ 45,977
	Biotechnology — 0.1%
35,000	Insmed, Inc., 1.75%, 1/15/25	$ 32,533
	Total Biotechnology	$ 32,533
	Entertainment — 0.2%
122,000(d)	DraftKings Holdings, Inc., 3/15/28	$ 74,786
15,000	IMAX Corp., 0.50%, 4/1/26	13,305
	Total Entertainment	$ 88,091
	Pharmaceuticals — 0.1%
75,000	Tricida, Inc., 3.50%, 5/15/27	$ 38,925
	Total Pharmaceuticals	$ 38,925
	Software — 0.2%
22,000	Bentley Systems, Inc., 0.375%, 7/1/27 (144A)	$ 17,050
47,000	Verint Systems, Inc., 0.25%, 4/15/26	42,887
	Total Software	$ 59,937
	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $347,086)	$ 265,463

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

	Principal
	Amount
	USD ($)		Value
		CORPORATE BONDS — 28.4% of Net Assets
		Advertising — 0.2%
	106,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 85,174
		Total Advertising	$ 85,174
		Aerospace & Defense — 0.9%
	237,000	Boeing Co., 3.75%, 2/1/50	$ 166,321
	165,000	Boeing Co., 5.805%, 5/1/50	152,686
		Total Aerospace & Defense	$ 319,007
		Airlines — 0.9%
	20,000	Air Canada, 3.875%, 8/15/26 (144A)	$ 16,918
	15,000	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	12,533
	110,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	73,150
	200,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	192,324
	18,939	JetBlue 2020-1 Class A Pass Through Trust, 4.00%, 11/15/32	17,627
	10,000	United Airlines, Inc., 4.375%, 4/15/26 (144A)	8,925
	10,000	United Airlines, Inc., 4.625%, 4/15/29 (144A)	8,419
		Total Airlines	$ 329,896
		Auto Manufacturers — 0.9%
	135,000	Ford Motor Co., 4.346%, 12/8/26	$ 125,098
	42,000	Ford Motor Co., 5.291%, 12/8/46	32,210
	200,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	170,000
		Total Auto Manufacturers	$ 327,308
		Auto Parts & Equipment — 0.1%
	40,000	Dana, Inc., 4.25%, 9/1/30	$ 31,048
		Total Auto Parts & Equipment	$ 31,048
		Banks — 6.2%
	200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 160,859
ARS	500,000(a)	Banco de la Ciudad de Buenos Aires, 53.534% (BADLARPP + 399 bps), 12/5/22	1,513
	200,000(e)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	158,621
	250,000(e)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	202,001
	25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	18,529
	25,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	21,042
	220,000(e)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	150,018
	200,000(e)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	146,849
	100,000(e)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	81,801
	100,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	97,096
	235,000(e)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	173,079
	200,000(e)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	141,848
	205,000(e)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	168,190
EUR	283,675(c)(g)	Stichting AK Rabobank Certificaten, 6.50%	288,227
	90,000	Toronto-Dominion Bank, 4.456%, 6/8/32	89,264
	200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	161,982
	200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD 1100 Run ICE Swap Rate + 491 bps), 4/2/34 (144A)	184,120
		Total Banks	$ 2,245,039
		Beverages — 0.1%
	50,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%,
		4/27/29 (144A)	$ 43,507
		Total Beverages	$ 43,507

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	Biotechnology — 0.1%
30,000	Bio-Rad Laboratories, Inc., 3.70%, 3/15/32	$ 26,733
	Total Biotechnology	$ 26,733
	Building Materials — 0.8%
70,000	Builders FirstSource, Inc., 6.375%, 6/15/32 (144A)	$ 62,475
50,000	Fortune Brands Home & Security, Inc., 4.50%, 3/25/52	38,851
10,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	8,048
15,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	11,889
93,000	Standard Industries, Inc., 4.375%, 7/15/30 (144A)	73,354
110,000	Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 1/15/29 (144A)	95,975
	Total Building Materials	$ 290,592
	Chemicals — 0.6%
89,000	Olin Corp., 5.00%, 2/1/30	$ 76,869
10,000	Olin Corp., 5.625%, 8/1/29	8,913
50,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	35,973
105,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	84,503
	Total Chemicals	$ 206,258
	Commercial Services — 0.9%
45,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 41,190
55,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	42,350
35,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	30,100
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	29,981
24,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	21,951
15,000	Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 7/15/29 (144A)	13,532
15,000	Nielsen Finance LLC/Nielsen Finance Co., 4.75%, 7/15/31 (144A)	13,519
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	32,638
104,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	86,865
	Total Commercial Services	$ 312,126
	Computers — 0.2%
40,000	KBR, Inc., 4.75%, 9/30/28 (144A)	$ 35,300
25,000	NCR Corp., 5.00%, 10/1/28 (144A)	21,167
10,000	NCR Corp., 5.25%, 10/1/30 (144A)	8,625
	Total Computers	$ 65,092
	Cosmetics/Personal Care — 0.1%
55,000	Edgewell Personal Care Co., 5.50%, 6/1/28 (144A)	$ 50,045
	Total Cosmetics/Personal Care	$ 50,045
	Diversified Financial Services — 2.4%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 119,873
150,000	Air Lease Corp., 2.875%, 1/15/32	117,222
70,000	Air Lease Corp., 3.125%, 12/1/30	57,375
87,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	83,076
155,702(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	117,944
55,000	OneMain Finance Corp., 3.50%, 1/15/27	44,000
130,000	OneMain Finance Corp., 4.00%, 9/15/30	96,240
100,000(a)	OWS Cre Funding I LLC, 6.613% (1 Month USD LIBOR + 490 bps), 9/1/23 (144A)	98,644
84,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	64,313

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

	Principal
	Amount
	USD ($)		Value
		Diversified Financial Services (continued)
	75,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	$ 60,000
	15,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	13,237
		Total Diversified Financial Services	$ 871,924
		Electric — 1.8%
	75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 62,249
	226,000	Calpine Corp., 3.75%, 3/1/31 (144A)	182,698
	15,000	Calpine Corp., 4.625%, 2/1/29 (144A)	12,484
	15,000	Calpine Corp., 5.00%, 2/1/31 (144A)	12,150
	10,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	7,901
	20,000	NRG Energy, Inc., 3.625%, 2/15/31 (144A)	15,680
	90,000	NRG Energy, Inc., 3.875%, 2/15/32 (144A)	71,486
	200,000	NRG Energy, Inc., 4.45%, 6/15/29 (144A)	179,382
	90,000	Vistra Operations Co. LLC, 3.70%, 1/30/27 (144A)	82,956
	21,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	17,569
		Total Electric	$ 644,555
		Electrical Components & Equipments — 0.2%
EUR	100,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	$ 74,389
		Total Electrical Components & Equipments	$ 74,389
		Electronics — 0.1%
	25,000	Atkore, Inc., 4.25%, 6/1/31 (144A)	$ 20,750
		Total Electronics	$ 20,750
		Energy-Alternate Sources — 0.1%
	37,337	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 38,906
		Total Energy-Alternate Sources	$ 38,906
		Engineering & Construction — 0.3%
	75,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 60,435
	50,000	Dycom Industries, Inc., 4.50%, 4/15/29 (144A)	43,715
		Total Engineering & Construction	$ 104,150
		Entertainment — 0.6%
	200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	$ 162,918
	25,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	21,250
	15,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	14,170
	15,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	14,190
		Total Entertainment	$ 212,528
		Food — 0.3%
	25,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32 (144A)	$ 19,199
	20,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30 (144A)	18,966
	85,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33 (144A)	80,944
		Total Food	$ 119,109
		Forest Products & Paper — 0.1%
	22,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 18,971
		Total Forest Products & Paper	$ 18,971
		Healthcare-Services — 0.1%
	30,000	Tenet Healthcare Corp., 6.125%, 6/15/30 (144A)	$ 28,276
	31,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	10,927
		Total Healthcare-Services	$ 39,203

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

	Principal
	Amount
	USD ($)		Value
		Home Builders — 0.0%†
	8,000	M/I Homes, Inc., 3.95%, 2/15/30	$ 6,009
		Total Home Builders	$ 6,009
		Insurance — 0.6%
	19,000	Aon Corp./Aon Global Holdings Plc, 2.60%, 12/2/31	$ 15,974
	120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	108,552
	85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	81,075
		Total Insurance	$ 205,601
		Iron & Steel — 0.2%
	40,000	Commercial Metals Co., 4.375%, 3/15/32	$ 32,763
	15,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	14,687
	15,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	14,775
	40,000	TMS International Corp., 6.25%, 4/15/29 (144A)	28,956
		Total Iron & Steel	$ 91,181
		Leisure Time — 0.3%
	15,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 11,587
	10,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	7,275
	5,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	3,943
	94,000	VOC Escrow, Ltd., 5.00%, 2/15/28 (144A)	75,530
		Total Leisure Time	$ 98,335
		Lodging — 0.1%
	30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc,
		5.00%, 6/1/29 (144A)	$ 24,300
		Total Lodging	$ 24,300
		Media — 0.8%
	10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 7,900
	125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	107,009
	200,000	CSC Holdings LLC, 5.50%, 4/15/27 (144A)	179,000
	19,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	2,280
		Total Media	$ 296,189
		Metal Fabricate/Hardware — 0.1%
	57,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 45,030
		Total Metal Fabricate/Hardware	$ 45,030
		Mining — 0.7%
	115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 79,665
	85,000	FMG Resources August 2006 Pty, Ltd., 4.375%, 4/1/31 (144A)	68,938
	20,000	FMG Resources August 2006 Pty, Ltd., 6.125%, 4/15/32 (144A)	18,000
	107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	71,390
		Total Mining	$ 237,993
		Miscellaneous Manufacturing — 0.0%†
	14,000	Amsted Industries, Inc., 5.625%, 7/1/27 (144A)	$ 13,160
		Total Miscellaneous Manufacturing	$ 13,160
		Multi-National — 1.3%
	200,000	African Export-Import Bank, 3.994%, 9/21/29 (144A)	$ 171,816
IDR	1,997,800,000	European Bank for Reconstruction & Development, 6.45%, 12/13/22	134,881
IDR	980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	66,881
KZT	49,000,000	International Finance Corp., 7.50%, 2/3/23	101,505
		Total Multi-National	$ 475,083

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

	Principal
	Amount
	USD ($)		Value
		Oil & Gas — 0.7%
	90,000	Occidental Petroleum Corp., 4.40%, 4/15/46	$ 72,766
	40,000	Petroleos Mexicanos, 6.70%, 2/16/32	30,500
	22,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	21,230
	45,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	40,275
	130,000	YPF SA, 6.95%, 7/21/27 (144A)	73,775
		Total Oil & Gas	$ 238,546
		Pharmaceuticals — 0.8%
	25,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 21,073
	7,000	Bausch Health Americas, Inc., 8.50%, 1/31/27 (144A)	4,909
	15,000	Bausch Health Cos., Inc., 5.00%, 1/30/28 (144A)	7,987
	31,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	23,560
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	83,250
	187,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	153,340
		Total Pharmaceuticals	$ 294,119
		Pipelines — 1.5%
	13,000	DCP Midstream Operating LP, 5.60%, 4/1/44	$ 10,506
	35,000	Energy Transfer LP, 6.00%, 6/15/48	33,052
	19,000	Energy Transfer LP, 6.10%, 2/15/42	17,743
	10,000	Energy Transfer LP, 6.125%, 12/15/45	9,581
	21,000	Energy Transfer LP, 6.50%, 2/1/42	21,016
	15,000(e)(g)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	11,015
	353,000(e)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	302,927
	4,000	EnLink Midstream LLC, 5.375%, 6/1/29	3,500
	9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	6,086
	135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	95,545
	34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	24,067
	29,000	Hess Midstream Operations LP, 5.50%, 10/15/30 (144A)	26,028
		Total Pipelines	$ 561,066
		Real Estate — 0.3%
EUR	100,000	ADLER Real Estate AG, 3.00%, 4/27/26	$ 69,104
	60,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	46,950
		Total Real Estate	$ 116,054
		REITs — 0.7%
	21,000	GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32	$ 16,847
	65,000	HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26 (144A)	55,900
	18,000	iStar, Inc., 4.25%, 8/1/25	16,605
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	147,740
	30,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	21,975
		Total REITs	$ 259,067
		Retail — 0.3%
	15,000	Asbury Automotive Group, Inc., 4.50%, 3/1/28	$ 13,013
	15,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30	12,334
	9,000	Beacon Roofing Supply, Inc., 4.125%, 5/15/29 (144A)	7,319
	35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	26,638
	27,000	Patrick Industries, Inc., 4.75%, 5/1/29 (144A)	20,094
	35,000	Penske Automotive Group, Inc., 3.75%, 6/15/29	29,214
		Total Retail	$ 108,612

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

	Principal
	Amount
	USD ($)		Value
		Semiconductors — 0.2%
	65,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	$ 58,907
		Total Semiconductors	$ 58,907
		Software — 0.1%
	60,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 49,800
		Total Software	$ 49,800
		Telecommunications — 1.5%
	50,000	CommScope Technologies LLC, 5.00%, 3/15/27 (144A)	$ 36,924
	165,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	127,579
	41,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	34,952
	45,000	LogMeIn, Inc., 5.50%, 9/1/27 (144A)	31,332
EUR	100,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	87,474
	25,000	Lumen Technologies, Inc., 4.00%, 2/15/27 (144A)	21,172
	45,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	33,498
	11,700	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	10,216
	116,000	Plantronics, Inc., 4.75%, 3/1/29 (144A)	115,420
	35,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	28,175
		Total Telecommunications	$ 526,742
		Transportation — 0.2%
	32,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 25,540
	60,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	57,753
		Total Transportation	$ 83,293
		TOTAL CORPORATE BONDS
		(Cost $12,527,979)	$10,265,397
	Shares
		CONVERTIBLE PREFERRED STOCKS — 2.2% of Net Assets
		Banks — 2.2%
	69(g)	Bank of America Corp., 7.25%	$ 83,111
	571(g)	Wells Fargo & Co., 7.50%	694,056
		Total Banks	$ 777,167
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $862,511)	$ 777,167
	Principal
	Amount
	USD ($)
		MUNICIPAL BONDS — 0.8% of Net Assets(i)
		Arizona — 0.1%
	20,000	Maricopa County Industrial Development Authority, Banner Health, Series 2019F, 3.00%, 1/1/49	$ 15,645
		Total Arizona	$ 15,645
		California — 0.1%
	20,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A,
		3.00%, 8/15/51	$ 15,506
	10,000	Regents of the University of California, Medical Center Pooled Revenue, Series P, 4.00%, 5/15/53	9,627
		Total California	$ 25,133
		Florida — 0.0%†
	15,000	South Broward Hospital District, South Broward Hospital District Obligated Group,
		Series A, 2.50%, 5/1/47	$ 10,489
		Total Florida	$ 10,489

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

Principal
Amount
USD ($)		Value
Georgia — 0.0%†
10,000	Gainesville & Hall County Hospital Authority, Northeast Georgia Health System, Inc.
	Project, Series A, 3.00%, 2/15/51	$ 7,589
	Total Georgia	$ 7,589
Massachusetts — 0.0%†
15,000(j)	Commonwealth of Massachusetts, Series B, 3.00%, 4/1/47	$ 12,146
	Total Massachusetts	$ 12,146
Missouri — 0.0%†
5,000	Health & Educational Facilities Authority of the State of Missouri, BJC Health
	System, Series A, 3.00%, 7/1/38	$ 4,314
	Total Missouri	$ 4,314
Nebraska — 0.1%
10,000(j)	Lancaster County School District 001, 2.00%, 1/15/43	$ 6,971
30,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	23,067
	Total Nebraska	$ 30,038
New Jersey — 0.1%
10,000	New Jersey Health Care Facilities Financing Authority, Atlanticare Health System
	Obligated Group Issue, 3.00%, 7/1/46	$ 8,087
25,000	New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated
	Group Issue, 3.00%, 7/1/51	19,835
	Total New Jersey	$ 27,922
New York — 0.1%
20,000	New York State Thruway Authority, Series A-1, 3.00%, 3/15/50	$ 15,408
	Total New York	$ 15,408
North Carolina — 0.0%†
15,000	City of Charlotte Airport Revenue, Charlotte Douglas International Airport Revenue,
	Series A, 4.00%, 7/1/47	$ 14,865
	Total North Carolina	$ 14,865
Oregon — 0.0%†
15,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 11,721
	Total Oregon	$ 11,721
Pennsylvania — 0.1%
35,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University,
	Series B, 4.00%, 5/1/56	$ 31,158
5,000	Pennsylvania Turnpike Commission, Series C, 3.00%, 12/1/51	3,870
	Total Pennsylvania	$ 35,028
Texas — 0.1%
30,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
	3.00%, 10/1/51	$ 23,784
10,000	Texas Water Development Board, State Revolving Fund, 3.00%, 8/1/40	8,961
	Total Texas	$ 32,745

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

	Principal
	Amount
	USD ($)		Value
		Virginia — 0.1%
	5,000	Hampton Roads Transportation Accountability Commission, Series A, 4.00%, 7/1/57	$ 4,730
	15,000	Roanoke Economic Development Authority, Carilion Clinic Obligated Group, 3.00%, 7/1/45	12,133
	5,000	Rockingham County Economic Development Authority, Sentara RMH Medical Center, Series A,
		3.00%, 11/1/46	3,959
	25,000	Virginia College Building Authority, Series C, 3.00%, 9/1/51	19,934
		Total Virginia	$ 40,756
		TOTAL MUNICIPAL BONDS
		(Cost $277,784)	$ 283,799
	Face
	Amount
	USD ($)
		INSURANCE-LINKED SECURITIES — 0.0%† of Net Assets#
		Reinsurance Sidecars — 0.0%†
		Multiperil – Worldwide — 0.0%†
	20,578(b)(k)+	Lorenz Re 2019, 6/30/23	$ 2,387
		Total Reinsurance Sidecars	$ 2,387
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $6,453)	$ 2,387
	Principal
	Amount
	USD ($)
		FOREIGN GOVERNMENT BONDS — 3.7% of Net Assets
		Argentina — 0.7%
	6,500	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 1,478
	145,500(c)	Argentine Republic Government International Bond, 1.500%, 7/9/35	31,337
	250,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	213,750
		Total Argentina	$ 246,565
		Egypt — 0.3%
EGP	1,754,000	Egypt Government Bond, 15.700%, 11/7/27	$ 90,957
		Total Egypt	$ 90,957
		Guatemala — 0.2%
	70,000	Republic of Guatemala, 3.700%, 10/7/33 (144A)	$ 53,749
		Total Guatemala	$ 53,749
		Indonesia — 0.3%
IDR	1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 116,997
		Total Indonesia	$ 116,997
		Ivory Coast — 0.4%
EUR	100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 75,148
EUR	100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	81,824
		Total Ivory Coast	$ 156,972
		Mexico — 0.7%
MXN	5,490,000	Mexican Bonos, 8.500%, 5/31/29	$ 264,946
		Total Mexico	$ 264,946
		Nigeria — 0.4%
	200,000	Nigeria Government International Bond, 8.375%, 3/24/29 (144A)	$ 151,750
		Total Nigeria	$ 151,750

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

	Principal
	Amount
	USD ($)		Value
		Serbia — 0.2%
EUR	100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 61,371
		Total Serbia	$ 61,371
		South Africa — 0.5%
ZAR	3,800,000	Republic of South Africa Government Bond, 8.250%, 3/31/32	$ 195,434
		Total South Africa	$ 195,434
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,704,713)	$ 1,338,741
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS — 46.1% of Net Assets
	335,479	Fannie Mae, 1.500%, 11/1/41	$ 288,135
	97,516	Fannie Mae, 1.500%, 1/1/42	83,745
	97,394	Fannie Mae, 1.500%, 1/1/42	83,655
	98,081	Fannie Mae, 1.500%, 2/1/42	84,255
	130,116	Fannie Mae, 2.000%, 12/1/41	116,574
	197,906	Fannie Mae, 2.000%, 4/1/42	177,313
	66,774	Fannie Mae, 2.000%, 11/1/51	58,500
	1,000,000	Fannie Mae, 2.000%, 7/1/52 (TBA)	869,668
	93,568	Fannie Mae, 2.500%, 10/1/51	84,464
	96,614	Fannie Mae, 2.500%, 12/1/51	87,448
	97,389	Fannie Mae, 2.500%, 1/1/52	88,210
	2,000,000	Fannie Mae, 2.500%, 7/1/52 (TBA)	1,802,031
	15,764	Fannie Mae, 3.000%, 10/1/30	15,725
	33,032	Fannie Mae, 3.000%, 5/1/43	31,601
	864	Fannie Mae, 3.000%, 5/1/46	815
	958	Fannie Mae, 3.000%, 10/1/46	912
	469	Fannie Mae, 3.000%, 1/1/47	446
	2,445	Fannie Mae, 3.000%, 7/1/49	2,311
	85,623	Fannie Mae, 3.000%, 11/1/50	81,503
	143,573	Fannie Mae, 3.000%, 1/1/52	135,172
	191,305	Fannie Mae, 3.000%, 3/1/52	181,147
	138,916	Fannie Mae, 3.000%, 4/1/52	130,634
	400,000	Fannie Mae, 3.000%, 7/1/52 (TBA)	372,992
	21,087	Fannie Mae, 3.500%, 6/1/45	20,695
	38,761	Fannie Mae, 3.500%, 9/1/45	37,956
	6,762	Fannie Mae, 3.500%, 10/1/46	6,622
	41,574	Fannie Mae, 3.500%, 1/1/47	40,715
	20,851	Fannie Mae, 3.500%, 1/1/47	20,390
	99,577	Fannie Mae, 3.500%, 4/1/52	96,078
	197,681	Fannie Mae, 3.500%, 4/1/52	191,071
	98,998	Fannie Mae, 3.500%, 5/1/52	95,671
	100,000	Fannie Mae, 3.500%, 7/1/52 (TBA)	96,316
	100,000	Fannie Mae, 4.000%, 7/1/37 (TBA)	100,922
	31,593	Fannie Mae, 4.000%, 10/1/40	31,991
	4,387	Fannie Mae, 4.000%, 12/1/40	4,443
	13,805	Fannie Mae, 4.000%, 11/1/43	13,919
	19,361	Fannie Mae, 4.000%, 11/1/43	19,520
	11,645	Fannie Mae, 4.000%, 4/1/47	11,717
	11,916	Fannie Mae, 4.000%, 4/1/47	11,992

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
6,323	Fannie Mae, 4.000%, 6/1/47	$ 6,357
8,436	Fannie Mae, 4.000%, 7/1/47	8,474
19,007	Fannie Mae, 4.000%, 11/1/50	18,827
13,331	Fannie Mae, 4.000%, 6/1/51	13,182
14,241	Fannie Mae, 4.000%, 7/1/51	14,129
31,970	Fannie Mae, 4.000%, 7/1/51	31,602
46,802	Fannie Mae, 4.000%, 8/1/51	46,263
300,000	Fannie Mae, 4.000%, 7/1/52 (TBA)	296,180
23,180	Fannie Mae, 4.500%, 11/1/40	23,891
14,155	Fannie Mae, 4.500%, 5/1/41	14,629
30,418	Fannie Mae, 4.500%, 6/1/44	31,414
55,546	Fannie Mae, 4.500%, 5/1/49	56,859
77,507	Fannie Mae, 4.500%, 4/1/50	79,332
910,000	Fannie Mae, 4.500%, 7/1/52 (TBA)	914,657
12,318	Fannie Mae, 5.000%, 4/1/30	12,716
11,339	Fannie Mae, 5.000%, 1/1/39	11,780
2,695	Fannie Mae, 5.000%, 6/1/40	2,839
400,000	Fannie Mae, 5.000%, 7/1/52 (TBA)	408,578
200,000	Fannie Mae, 5.000%, 8/1/52 (TBA)	203,660
75	Fannie Mae, 6.000%, 3/1/32	82
96,746	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	83,059
96,916	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	83,205
97,600	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	83,793
298,480	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	269,579
94,102	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	84,961
11,215	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	11,197
9,333	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	8,867
27,669	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	26,468
29,372	Federal Home Loan Mortgage Corp., 3.000%, 2/1/47	27,829
1,375	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,305
99,536	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	93,028
136,790	Federal Home Loan Mortgage Corp., 3.000%, 3/1/52	128,111
23,263	Federal Home Loan Mortgage Corp., 3.500%, 11/1/45	22,802
28,658	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	28,305
98,048	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	94,943
19,441	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	19,588
9,157	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	9,210
5,994	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	6,029
9,532	Federal Home Loan Mortgage Corp., 4.000%, 12/1/48	9,528
20,797	Federal Home Loan Mortgage Corp., 4.000%, 10/1/51	20,562
115	Federal Home Loan Mortgage Corp., 5.000%, 5/1/34	121
559	Federal Home Loan Mortgage Corp., 5.000%, 6/1/35	572
2,478	Federal Home Loan Mortgage Corp., 5.000%, 10/1/38	2,612
9,497	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	9,984
5,159	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	5,550
400,000	Government National Mortgage Association, 2.500%, 7/20/52 (TBA)	366,703
300,000	Government National Mortgage Association, 3.000%, 7/20/52 (TBA)	283,025
102,000	Government National Mortgage Association, 3.500%, 7/20/52 (TBA)	99,255

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
100,000	Government National Mortgage Association, 4.500%, 7/20/52 (TBA)	$ 101,562
3,592	Government National Mortgage Association I, 3.500%, 10/15/42	3,592
468	Government National Mortgage Association I, 4.000%, 12/15/41	473
95,775	Government National Mortgage Association I, 4.000%, 4/15/42	97,023
54,006	Government National Mortgage Association I, 4.000%, 8/15/43	55,404
4,097	Government National Mortgage Association I, 4.000%, 3/15/44	4,182
8,927	Government National Mortgage Association I, 4.000%, 9/15/44	9,112
7,802	Government National Mortgage Association I, 4.000%, 4/15/45	7,963
14,671	Government National Mortgage Association I, 4.000%, 6/15/45	15,044
2,392	Government National Mortgage Association I, 4.500%, 9/15/33	2,483
5,951	Government National Mortgage Association I, 4.500%, 4/15/35	6,138
11,045	Government National Mortgage Association I, 4.500%, 1/15/40	11,531
33,951	Government National Mortgage Association I, 4.500%, 3/15/40	35,184
6,880	Government National Mortgage Association I, 4.500%, 9/15/40	7,190
8,351	Government National Mortgage Association I, 4.500%, 7/15/41	8,688
2,346	Government National Mortgage Association I, 5.000%, 4/15/35	2,479
2,011	Government National Mortgage Association I, 5.500%, 1/15/34	2,179
2,569	Government National Mortgage Association I, 5.500%, 4/15/34	2,787
816	Government National Mortgage Association I, 5.500%, 7/15/34	885
3,730	Government National Mortgage Association I, 5.500%, 6/15/35	3,903
328	Government National Mortgage Association I, 6.000%, 2/15/33	360
546	Government National Mortgage Association I, 6.000%, 3/15/33	604
510	Government National Mortgage Association I, 6.000%, 3/15/33	539
678	Government National Mortgage Association I, 6.000%, 6/15/33	730
783	Government National Mortgage Association I, 6.000%, 7/15/33	846
685	Government National Mortgage Association I, 6.000%, 7/15/33	725
553	Government National Mortgage Association I, 6.000%, 9/15/33	583
99	Government National Mortgage Association I, 6.000%, 9/15/33	104
748	Government National Mortgage Association I, 6.000%, 10/15/33	799
232	Government National Mortgage Association I, 6.500%, 3/15/29	244
840	Government National Mortgage Association I, 6.500%, 1/15/30	883
169	Government National Mortgage Association I, 6.500%, 2/15/32	181
152	Government National Mortgage Association I, 6.500%, 3/15/32	163
293	Government National Mortgage Association I, 6.500%, 11/15/32	318
31	Government National Mortgage Association I, 7.000%, 3/15/31	31
4,779	Government National Mortgage Association II, 3.500%, 4/20/45	4,728
8,323	Government National Mortgage Association II, 3.500%, 4/20/45	8,222
9,578	Government National Mortgage Association II, 3.500%, 3/20/46	9,476
14,063	Government National Mortgage Association II, 4.000%, 9/20/44	14,192
18,330	Government National Mortgage Association II, 4.000%, 10/20/46	18,499
16,488	Government National Mortgage Association II, 4.000%, 1/20/47	16,631
12,283	Government National Mortgage Association II, 4.000%, 2/20/48	12,352
15,220	Government National Mortgage Association II, 4.000%, 4/20/48	15,304
4,932	Government National Mortgage Association II, 4.500%, 9/20/41	5,164
12,694	Government National Mortgage Association II, 4.500%, 9/20/44	13,189
5,645	Government National Mortgage Association II, 4.500%, 10/20/44	5,918
11,895	Government National Mortgage Association II, 4.500%, 11/20/44	12,482

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
1,549	Government National Mortgage Association II, 5.500%, 3/20/34	$ 1,673
2,492	Government National Mortgage Association II, 6.000%, 11/20/33	2,706
2,900,000(d)	U.S. Treasury Bills, 7/5/22	2,899,625
2,600,000(d)	U.S. Treasury Bills, 7/12/22	2,599,206
100,000(d)	U.S. Treasury Bills, 7/19/22	99,947
900,000	United States Treasury Notes, 3.250%, 6/30/27	910,195
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $16,838,148)	$16,687,337
Shares
	SHORT TERM INVESTMENTS — 2.9% of Net Assets
	Open-End Fund — 2.9%
1,048,904(l)	Dreyfus Government Cash Management, Institutional Shares, 1.35%	$ 1,048,904
		$ 1,048,904
	TOTAL SHORT TERM INVESTMENTS
	(Cost $1,048,904)	$ 1,048,904

Number of				Strike	Expiration
Contracts	Description	Counterparty	Amount	Price	Date
OVER THE COUNTER (OTC) CALL OPTION PURCHASED — 0.0%†
3,182(m)^	Desarrolladora Homex	Bank of New York	MXN —	MXN 0.01(n)	10/23/22	$ —
	SAB de CV	Mellon Corp.
3,182(o)^	Desarrolladora Homex	Bank of New York	MXN —	MXN 0.01(n)	10/23/22	—
	SAB de CV	Mellon Corp.
TOTAL OVER THE COUNTER (OTC) CALL OPTION PURCHASED
	(Premiums paid $ 0)					$ —
OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED — 0.1%
375,000	Put EUR Call USD	Bank of America NA	EUR 5,763	EUR 1.15	10/19/22	$ 33,498
TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTION PURCHASED
	(Premiums paid $ 5,763)					$ 33,498
TOTAL OPTIONS PURCHASED
	(Premiums paid $ 5,763)					$ 33,498
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 114.5%
	(Cost $45,781,518)					$41,411,871

Change
in Net
			Net	Unrealized
		Dividend	Realized	Appreciation
Shares		Income	Gain (Loss)	(Depreciation)
AFFILIATED ISSUER — 2.3%
CLOSED-END FUND — 2.3% of Net Assets
99,051(p)	Pioneer ILS Interval Fund	$—	$—	$14,858	$ 830,047
TOTAL CLOSED-END FUND
	(Cost $1,014,650)				$ 830,047
TOTAL INVESTMENTS IN AFFILIATED ISSUER — 2.3%
	(Cost $1,014,650)				$ 830,047

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

Number of			Strike	Expiration
Contracts	Description	Counterparty Amount	Price	Date	Value
OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN — (0.0%)†
375,000	Call EUR Put USD	Bank of America NA EUR 5,763	EUR 1.20	10/19/22	$ (25)
TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTION WRITTEN
	(Premiums received $(5,763))				$ (25)
	OTHER ASSETS AND LIABILITIES — (16.8)%				$ (6,077,289)
	NET ASSETS — 100.0%				$36,164,604

(TBA)	“To Be Announced” Securities.
BADLARPP	Argentine Deposit Rate Badlar Private Banks 30 – 35 Days.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2022, the value of these securities amounted to $16,732,552, or 46.3% of net assets.

(a)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2022.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2022.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2022.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Represents a General Obligation Bond.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2022.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(p)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2022.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.

Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$6,453	$2,387
% of Net assets			0.0%†
† Amount rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

	In					Unrealized
Currency	Exchange	Currency			Settlement	Appreciation
Purchased	for	Sold	Deliver	Counterparty	Date	(Depreciation)
EUR	350,000	USD	371,223	Bank of America NA	7/27/22	$ (3,791)
SGD	280,000	USD	204,619	Bank of America NA	9/2/22	(3,021)
USD	634,742	EUR	588,000	Bank of America NA	8/26/22	16,051
EUR	15,000	USD	15,853	Bank of New York Mellon Corp.	7/27/22	(106)
EUR	188,304	CZK	4,820,000	Brown Brothers Harriman & Co.	7/11/22	(6,372)
USD	79,051	EUR	75,000	Brown Brothers Harriman & Co.	9/23/22	(26)
AUD	305,000	NZD	335,832	Citibank NA	9/28/22	1,167
INR	16,400,000	USD	212,325	Citibank NA	7/28/22	(5,225)
KRW	258,250,000	USD	203,682	Citibank NA	9/1/22	(3,059)
USD	332,885	IDR	4,950,000,000	Citibank NA	9/22/22	2,903
CZK	4,820,000	EUR	194,425	Goldman Sachs & Co.	7/11/22	(47)
PEN	740,000	USD	194,629	Goldman Sachs & Co.	8/25/22	(2,503)
PLN	1,240,000	EUR	263,563	Goldman Sachs & Co.	8/25/22	(2,786)
PLN	900,000	USD	207,660	Goldman Sachs & Co.	8/26/22	(8,445)
USD	218,328	ZAR	3,495,000	Goldman Sachs & Co.	9/23/22	5,358
AUD	597,000	USD	423,036	HSBC Bank USA NA	8/26/22	(10,756)
NOK	2,245,000	EUR	234,013	HSBC Bank USA NA	7/11/22	(17,443)
NOK	1,145,000	USD	123,592	HSBC Bank USA NA	8/3/22	(7,268)
EGP	800,000	USD	40,506	JPMorgan Chase Bank NA	8/25/22	682
EUR	15,000	USD	15,885	JPMorgan Chase Bank NA	7/27/22	(138)
USD	8,923	KZT	4,200,000	JPMorgan Chase Bank NA	7/28/22	110
EUR	1,305,000	USD	1,393,965	State Street Bank & Trust Co.	7/27/22	(23,968)
MXN	1,865,000	USD	92,767	State Street Bank & Trust Co.	7/22/22	(394)
USD	367,703	MXN	7,600,000	State Street Bank & Trust Co.	7/22/22	(8,725)
USD	398,733	EUR	370,000	State Street Bank & Trust Co.	7/27/22	10,305
USD	76,774	CAD	100,000	State Street Bank & Trust Co.	8/12/22	(916)
USD	712,441	EUR	670,000	State Street Bank & Trust Co.	9/23/22	6,025
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ (62,388)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS

Number of		Expiration	Notional	Market	Unrealized
Contracts Long	Description	Date	Amount	Value	(Depreciation)
7	U.S. 5 Year Note (CBT)	9/30/22	$ 793,100	$ 785,750	$ (7,350)
13	U.S. Ultra Bond (CBT)	9/21/22	2,042,333	2,006,469	(35,864)
			$2,835,433	$2,792,219	$(43,214)

					Unrealized
Number of		Expiration	Notional	Market	Appreciation
Contracts Short	Description	Date	Amount	Value	(Depreciation)
6	Euro-Bund	9/8/22	$ (955,277)	$ (935,484)	$ 19,793
1	U.S. 2 Year Note (CBT)	9/30/22	(211,196)	(210,016)	1,180
4	U.S. 10 Year Note (CBT)	9/21/22	(480,309)	(474,125)	6,184
14	U.S. 10 Year Ultra Bond (CBT)	9/21/22	(1,807,379)	(1,783,250)	24,129
1	U.S. Long Bond (CBT)	9/21/22	(132,262)	(138,625)	(6,363)
			$(3,586,423)	$(3,541,500)	$ 44,923
TOTAL FUTURES CONTRACTS			$ (750,990)	$ (749,281)	$ 1,709

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 6/30/22 (unaudited) (continued)

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional			Pay/	Annual	Expiration	Premiums	Unrealized	Market
Amount ($)(1)	Reference Obligation/Index		Receive(2)	Fixed Rate	Date	(Received)	Appreciation	Value
2,772,000	Markit CDX North America		Pay	5.00%	6/20/27	$(34,131)	$110,007	$ 75,876
	High Yield Series 38
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - BUY PROTECTION						$(34,131)	$110,007	$ 75,876

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
						Premiums	Unrealized
Notional		Reference	Pay/	Annual	Expiration	Paid/	Appreciation	Market
Amount ($)(1)	Counterparty	Obligation/Index	Receive(3)	Fixed Rate	Date	(Received)	(Depreciation)	Value
70,000	JPMorgan Chase	United Airlines	Receive	5.00%	12/20/25	$ (2,216)	$ (7,385)	$ (9,601)
	Bank NA	Holdings, Inc.
15,000	JPMorgan Chase	United Airlines	Receive	5.00%	12/20/25	(505)	(1,552)	(2,057)
	Bank NA	Holdings, Inc.
25,000	JPMorgan Chase	United Airlines	Receive	5.00%	12/20/25	(815)	(2,614)	(3,429)
	Bank NA	Holdings, Inc.
45,000	JPMorgan Chase	United Airlines	Receive	5.00%	12/20/25	(1,655)	(4,517)	(6,172)
	Bank NA	Holdings, Inc.
25,000	JPMorgan Chase	United Airlines	Receive	5.00%	12/20/25	(1,104)	(2,325)	(3,429)
	Bank NA	Holdings, Inc.
25,000	JPMorgan Chase	Delta Air Lines, Inc.	Receive	5.00%	12/20/26	2,377	(2,860)	(483)
	Bank NA
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$ (3,918)	$(21,253)	$(25,171)
TOTAL SWAP CONTRACTS						$(38,049)	$ 88,754	$ 50,705

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
(3)	Receives quarterly.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS —		Argentine Peso
AUD —		Australia Dollar
CAD —		Canada Dollar
CZK —		Czech Republic Koruna
EGP —		Egypt Pound
EUR —		Euro
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW —		Korean Won
KZT	—	Kazakhstan Tenge
MXN —		Mexican Peso
NOK —		Norwegian Krone
NZD —		New Zealand Dollar
PEN —		Peru Nuevo Sol
PLN	—	Poland Zloty
SGD —		Singapore Dollar
USD —		United States Dollar
ZAR —		South Africa Rand

Purchases and sales of securities (excluding short-term investments) for the six months ended June 30, 2022 were as follows:

	Purchases	Sales
Long-Term U.S. Government Securities	$ 909,492	$3,662,842
Other Long-Term Securities	$11,424,238	$7,579,893

The Portfolio is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which the “Adviser” serves as the Portfolio’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2022, the Portfolio did not engage in any cross trade activity.

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

At June 30, 2022, the net unrealized depreciation on investments based on cost for federal tax purposes of $47,195,795 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 358,162
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,322,038)
Net unrealized depreciation	$(4,963,876)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.

Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.

The following is a summary of the inputs used as of June 30, 2022, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 401,544	$ —	$ 401,544
Common Stocks	16,575	—	—	16,575
Asset Backed Securities	—	1,058,765	—	1,058,765
Collateralized Mortgage Obligations	—	5,410,612	—	5,410,612
Commercial Mortgage-Backed Securities	—	3,821,682	—	3,821,682
Convertible Corporate Bonds	—	265,463	—	265,463
Corporate Bonds	—	10,265,397	—	10,265,397
Convertible Preferred Stocks	777,167	—	—	777,167
Municipal Bonds	—	283,799	—	283,799
Insurance-Linked Securities
Reinsurance Sidecars	—	—	2,387	2,387
Foreign Government Bonds	—	1,338,741	—	1,338,741
U.S. Government and Agency Obligations	—	16,687,337	—	16,687,337
Open-End Fund	1,048,904	—	—	1,048,904
Over The Counter (OTC) Call Option Purchased	—	—*	—	—*
Over The Counter (OTC) Currency Put Option Purchased	—	33,498	—	33,498
Affiliated Closed-End Fund	—	830,047	—	830,047
Total Investments in Securities	$1,842,646	$ 40,396,885	$2,387	$ 42,241,918

Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$ —	$ (25)	$ —	$ (25)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(62,388)	—	(62,388)
Net unrealized appreciation on futures contracts	1,709	—	—	1,709
Swap contracts, at value	—	50,705	—	50,705
Total Other Financial Instruments	$ 1,709	$ (11,708)	$ —	$ (9,999)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Insurance-
	Linked
	Securities	Warrants	Total
Balance as of 12/31/21	$ 675	$ 1,120	$ 1,795
Realized gain (loss)(1)	—	1,120	1,120
Changed in unrealized appreciation (depreciation)(2)	1,732	(1,120)	612
Accrued discounts/premiums	(20)	—	(20)
Purchases	—	—	—
Sales	—	(1,120)	(1,120)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 6/30/22	$2,387	$ —	$ 2,387

(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended June 30, 2022, there were no transfers in or out of Level 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2022:	$1,732

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Assets and Liabilities 6/30/22 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $45,781,518)	$41,411,871
Investments in affiliated issuers, at value (cost $1,014,650)	830,047
Cash	275,807
Foreign currencies, at value (cost $138,402)	128,371
Futures collateral	447,466
Swaps collateral	91,225
Variation margin for futures contracts	5,890
Variation margin for centrally cleared swap contracts	6,151
Swap contracts, at value (net premiums received $38,049)	50,705
Receivables —
Investment securities sold	3,192,608
Portfolio shares sold	7,902
Dividends	1,251
Interest	227,024
Due from the Adviser	720
Total assets	$46,677,038

LIABILITIES:
Payables —
Investment securities purchased	$10,248,984
Portfolio shares repurchased	112,704
Trustees’ fees	41
Written options outstanding (net premiums received $5,763)	25
Net unrealized depreciation on forward foreign currency exchange contracts	62,388
Reserve for repatriation taxes	1,857
Due to affiliates	3,243
Accrued expenses	83,192
Total liabilities	$10,512,434

NET ASSETS:
Paid-in capital	$41,483,307
Distributable earnings (loss)	(5,318,703)
Net assets	$36,164,604
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class l (based on $4,778,047/540,800 shares)	$ 8.84
Class ll (based on $31,386,557/3,559,042 shares)	$ 8.82

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement of Operations (unaudited)

FOR THE SIX MONTH ENDED 6/30/22
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $1,878)	$ 701,858
Dividends from unaffiliated issuers	23,914
Total Investment Income		$ 725,772
EXPENSES:
Management fees	$ 130,146
Administrative expenses	6,568
Distribution fees
Class ll	43,489
Custodian fees	18,525
Professional fees	60,264
Printing expense	7,240
Pricing fees	6,611
Trustees' fees	3,981
Insurance expense	5
Miscellaneous	522
Total expenses		$ 277,351
Less fees waived and expenses reimbursed by the Adviser		(83,692)
Net expenses		$ 193,659
Net investment income		$ 532,113
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(1,000,828)
Forward foreign currency exchange contracts	39,110
Futures contracts	119,917
Swap contracts	136,751
Written option	6,193
Other assets and liabilities denominated in foreign currencies	13,426	$ (685,431)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $1,995)	$(4,440,545)
Investments in affiliated issuers	14,858
Forward foreign currency exchange contracts	(30,767)
Futures contracts	(90,808)
Swap contracts	62,634
Written options	(3,564)
Other assets and liabilities denominated in foreign currencies	(2,416)	$(4,490,608)
Net realized and unrealized gain (loss) on investments		$(5,176,039)
Net decrease in net assets resulting from operations		$(4,643,926)

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statements of Changes in Net Assets

Six Months
Ended
	6/30/22	Year Ended
	(unaudited)	12/31/21
FROM OPERATIONS:
Net investment income (loss)	$ 532,113	$ 1,089,453
Net realized gain (loss) on investments	(685,431)	1,517,523
Change in net unrealized appreciation (depreciation) on investments	(4,490,608)	(1,832,504)
Net increase (decrease) in net assets resulting from operations	$ (4,643,926)	$ 774,472
DISTRIBUTIONS TO SHAREOWNERS:
Class l ($0.49 and $0.45 per share, respectively)	$ (260,449)	$ (273,606)
Class ll ($0.48 and $0.42 per share, respectively)	(1,654,708)	(1,525,635)
Total distributions to shareowners	$ (1,915,157)	$ (1,799,241)
FROM PORTFOLIO SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 6,639,190	$ 10,583,986
Reinvestment of distributions	1,915,157	1,796,676
Cost of shares repurchased	(10,509,728)	(11,486,467)
Net increase (decrease) in net assets resulting from Portfolio share transactions	$ (1,955,381)	$ 894,195
Net decrease in net assets	$ (8,514,464)	$ (130,574)
NET ASSETS:
Beginning of period	$ 44,679,068	$ 44,809,642
End of period	$ 36,164,604	$ 44,679,068

	Six Months	Six Months
	Ended	Ended
	6/30/22	6/30/22	Year Ended	Year Ended
	Shares	Amount	12/31/21	12/31/21
	(unaudited)	(unaudited)	Shares	Amount
Class l
Shares sold	9,051	$ 85,874	60,649	$ 637,287
Reinvestment of distributions	28,777	260,449	25,937	273,126
Less shares repurchased	(63,105)	(617,559)	(133,505)	(1,400,037)
Net decrease	(25,277)	$ (271,236)	(46,919)	$ (489,624)
Class ll
Shares sold	653,899	$ 6,553,316	945,668	$ 9,946,699
Reinvestment of distributions	183,439	1,654,708	144,957	1,523,550
Less shares repurchased	(996,556)	(9,892,169)	(957,584)	(10,086,430)
Net increase (decrease)	(159,218)	$(1,684,145)	133,041	$ 1,383,819

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class I
Net asset value, beginning of period	$ 10.44	$ 10.69	$ 10.32	$ 9.71	$ 10.28	$ 10.16
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.14	0.28	0.34	0.34	0.34	0.35
Net realized and unrealized gain (loss)
on investments	(1.25)	(0.08)	0.42	0.61	(0.52)	0.15
Net increase (decrease) from investment operations	$ (1.11)	$ 0.20	$ 0.76	$ 0.95	$ (0.18)	$ 0.50
Distributions to shareowners:
Net investment income	(0.14)	(0.35)	(0.36)	(0.34)	(0.28)	(0.37)
Net realized gain	(0.35)	(0.10)	(0.03)	—	(0.07)	(0.01)
Tax return of capital	—	—	—	—	(0.04)	—
Total distributions	$ (0.49)	$ (0.45)	$ (0.39)	$ (0.34)	$ (0.39)	$ (0.38)
Net increase (decrease) in net asset value	$ (1.60)	$ (0.25)	$ 0.37	$ 0.61	$ (0.57)	$ 0.12
Net asset value, end of period	$ 8.84	$ 10.44	$ 10.69	$ 10.32	$ 9.71	$ 10.28
Total return(b)	(10.65)%(c)	1.89%	7.63%	9.89%	(1.78)%	4.99%(d)
Ratio of net expenses to average net assets	0.75%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to
average net assets	2.88%(e)	2.66%	3.38%	3.38%	3.41%	3.43%
Portfolio turnover rate	35%(c)	65%	62%	62%	37%	48%
Net assets, end of period (in thousands)	$ 4,778	$ 5,913	$ 6,552	$ 5,962	$10,296	$10,886
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for
fees paid indirectly:
Total expenses to average net assets	1.17%(e)	1.21%	1.31%	1.33%	1.32%	1.18%
Net investment income (loss) to average net assets	2.46%(e)	2.20%	2.82%	2.80%	2.84%	3.00%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2017, the total return would have been 4.94%.
(e)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Financial Highlights (continued)

	Six Months
	Ended
	6/30/22	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Class II
Net asset value, beginning of period	$ 10.43	$ 10.67	$ 10.30	$ 9.70	$ 10.26	$ 10.14
Increase (decrease) from investment operations:
Net investment income (loss)(a)	0.13	0.25	0.32	0.32	0.31	0.33
Net realized and unrealized gain (loss)
on investments	(1.26)	(0.07)	0.41	0.59	(0.50)	0.14
Net increase (decrease) from investment operations	$ (1.13)	$ 0.18	$ 0.73	$ 0.91	$ (0.19)	$ 0.47
Distributions to shareowners:
Net investment income	(0.13)	(0.32)	(0.33)	(0.31)	(0.26)	(0.34)
Net realized gain	(0.35)	(0.10)	(0.03)	—	(0.07)	(0.01)
Tax return of capital	—	—	—	—	(0.04)	—
Total distributions	$ (0.48)	$ (0.42)	$ (0.36)	$ (0.31)	$ (0.37)	$ (0.35)
Net increase (decrease) in net asset value	$ (1.61)	$ (0.24)	$ 0.37	$ 0.60	$ (0.56)	$ 0.12
Net asset value, end of period	$ 8.82	$ 10.43	$ 10.67	$ 10.30	$ 9.70	$ 10.26
Total return(b)	(10.88)%(c)	1.73%	7.37%	9.52%	(1.93)%	4.74%
Ratio of net expenses to average net assets	1.00%(d)	1.00%	0.99%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average
net assets	2.62%(d)	2.40%	3.11%	3.16%	3.16%	3.18%
Portfolio turnover rate	35%(c)	65%	62%	62%	37%	48%
Net assets, end of period (in thousands)	$31,387	$38,767	$38,258	$36,647	$32,664	$35,585
Ratios with no waiver of fees and assumption of
expenses by the Adviser and no reduction for
fees paid indirectly:
Total expenses to average net assets	1.42%(d)	1.46%	1.55%	1.59%	1.57%	1.43%
Net investment income (loss) to average net assets	2.20%(d)	1.94%	2.55%	2.57%	2.59%	2.75%

(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.

NOTE: The above financial highlights do not reflect the deduction of non-portfolio expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.

The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Strategic Income VCT Portfolio (the “Portfolio”) is one of 8 portfolios comprising Pioneer Variable Contracts Trust (the “Trust”), a Delaware statutory trust. The Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Portfolio is to produce a high level of current income.

The Portfolio offers two classes of shares designated as Class I and Class II shares. Each class of shares represents an interest in the same schedule of investments of the Portfolio and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Portfolio is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class I shares.

Portfolio shares may be purchased only by insurance companies for the purpose of funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.

Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Portfolio’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Portfolio’s distributor (the “Distributor”).

In March 2020, FASB issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other LIBOR-based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2023. Management is evaluating the impact of ASU 2020-04 on the Portfolio's investments, derivatives, debt and other contracts, if applicable, that will undergo reference rate-related modifications as a result of the reference rate reform.

The Portfolio is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Portfolio to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements:

A. Security Valuation

The net asset value of the Portfolio is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.

Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.

Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.

Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Portfolio's shares are determined as of such times. The Portfolio may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.

Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.

Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded. Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.

Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Portfolio may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Portfolio's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Portfolio's securities may differ significantly from exchange prices, and such differences could be material.

At June 30, 2022, two securities were valued using fair value methods (in addition to securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry broker valuation model) representing 0.0% of net assets. The value of these fair valued securities was $0.

B. Investment Income and Transactions

Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio becomes aware of the ex-dividend data in the exercise of reasonable diligence.

Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C. Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2021, the Portfolio did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

A portion of the dividend income recorded by the Portfolio is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Portfolio as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.

In addition to meeting the requirements of the Internal Revenue Code, the Portfolio may be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended December 31, 2021, the Portfolio paid no such taxes.

The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2021 was as follows:

2021
Distributions paid from:
Ordinary income	$1,375,479
Long-term capital gains	423,762
Total	$1,799,241

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2021:

2021
Distributable earnings/(losses):
Undistributed ordinary income	$ 234,216
Undistributed long-term capital gains	1,137,201
Net unrealized depreciation	(131,037)
Total	$ 1,240,380

The differences between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales.

E. Portfolio Shares and Class Allocations

The Portfolio records sales and repurchases of its shares as of trade date. Distribution fees for Class II shares are calculated based on the average daily net asset value attributable to Class II shares of the Portfolio (see Note 5). Class I shares do not pay distribution fees.

Income, common expenses (excluding transfer agent and distribution fees) and realized and unrealized gains and losses are calculated at the Portfolio level and allocated daily to each class of shares based on its respective percentage of the adjusted net assets at the beginning of the day.

All expenses and fees paid to the Portfolio’s transfer agent for its services are allocated between the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).

The Portfolio declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class I and Class II shares can reflect different transfer agent and distribution expense rates. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. Risks

The value of securities held by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict including Russia's military invasion of Ukraine, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Interest rates are very low, which means there is more risk that they may go up. The U.S. Federal Reserve has recently started to raise certain interest rates. A general rise in interest rates could adversely affect the price and liquidity of fixed-income securities and could also result in increased redemptions from the Portfolio. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.

At times, the Portfolio’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Portfolio more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Portfolio invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Portfolio’s investments in foreign markets and countries with limited developing markets may subject the Portfolio to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Portfolio's return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. Following Russia’s recent invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Portfolio investments, on Portfolio performance and the value of an investment in the Portfolio, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.

The Portfolio's investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. The effect of any changes to - or discontinuation of - LIBOR on the Portfolio will vary depending on, among other things, existing fallback provisions in individual contracts and whether, how, and when industry participants develop and widely adopt new reference rates and fallbacks for both legacy and new products and instruments. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the SOFR published by the Federal Reserve Bank of New York, including any recommended spread adjustment and benchmark replacement conforming changes. The process of transitioning from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that rely on LIBOR. The transition may also result in a reduction in the value of certain LIBOR based investments held by the Portfolio or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses for the Portfolio. Because the usefulness of LIBOR as a benchmark may deteriorate during the transition period, these effects could occur at any time.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

The Portfolio may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

With the increased use of technologies such as the Internet to conduct business, the Portfolio is susceptible to operational, information security and related risks. While the Portfolio’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Portfolio cannot control the cybersecurity plans and systems put in place by service providers to the Portfolio such as the Portfolio’s custodian and accounting agent, and the Portfolio’s transfer agent. In addition, many beneficial owners of Portfolio shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Portfolio nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Portfolio’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Portfolio’s ability to calculate its net asset value, impediments to trading, the inability of Portfolio shareowners to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

The Portfolio’s prospectus contains unaudited information regarding the Portfolio’s principal risks. Please refer to that document when considering the Portfolio’s principal risks.

G. Restricted Securities

Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933.

Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio at June 30, 2022 are listed in the Schedule of Investments.

H. Insurance-Linked Securities (“ILS”)

The Portfolio invests in ILS. The Portfolio could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Portfolio is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument. In addition to the specified trigger events, ILS may expose the Portfolio to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

The Portfolio’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.

Where the ILS are based on the performance of underlying reinsurance contracts, the Portfolio has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Portfolio’s structured reinsurance investments, and therefore the Portfolio’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Portfolio. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Portfolio is forced to sell an illiquid asset, the Portfolio may be forced to sell at a loss.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Additionally, the Fund may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Portfolio’s investment in Pioneer ILS Interval Fund at June 30, 2022, is listed in the Schedule of Investments.

I. Purchased Options

The Portfolio may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Portfolio to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Portfolio is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Portfolio’s Statement of Operations. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.

The average market value of purchased options contracts open during the six months ended June 30, 2022, was $21,440. Open purchased options at June 30, 2022, are listed in the Schedule of Investments.

J. Option Writing

The Portfolio may write put and covered call options to seek to increase total return. When an option is written, the Portfolio receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The average market value of written options for the six months ended June 30, 2022, was $(1,181). Open written options contracts at June 30, 2022, are listed in the Schedule of Investments.

K. Forward Foreign Currency Exchange Contracts

The Portfolio may enter into forward foreign currency exchange contracts ("contracts") for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).

During the six months ended June 30, 2022, the Portfolio had entered into various forward foreign currency exchange contracts that obligated the Portfolio to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Portfolio may close out such contract by entering into an offsetting contract.

The average market value of forward foreign currency exchange contracts open during the six months ended June 30, 2022, was $4,465,888 and $4,136,501 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at June 30, 2022, are listed in the Schedule of Investments.

L. Futures Contracts

The Portfolio may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

All futures contracts entered into by the Portfolio are traded on a futures exchange. Upon entering into a futures contract, the Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at June 30, 2022, is recorded as "Futures collateral" on the Statement of Assets and Liabilities.

Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The average market value of futures contracts open during the six months ended June 30, 2022, was $(1,468,039). Open futures contracts outstanding at June 30, 2022, are listed in the Schedule of Investments.

M. Credit Default Swap Contracts

A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Portfolio may buy or sell credit default swap contracts to seek to increase the Portfolio's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.

As a seller of protection, the Portfolio would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligation. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above.

As a buyer of protection, the Portfolio makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Portfolio, as the protection buyer, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Portfolio are recorded as realized gains or losses on the Statement of Operations.

Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.

Credit default swap contracts involving the sale of protection may involve greater risks than if the Portfolio had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a protection buyer and no credit event occurs, it will lose its investment. If the Portfolio is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Portfolio, together with the periodic payments received, may be less than the amount the Portfolio pays to the protection buyer, resulting in a loss to the Portfolio. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same reference obligation with the same counterparty.

Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Portfolio are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Portfolio is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at June 30, 2022, is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.

The average market value of credit default swap contracts open during the six months ended June 30, 2022, was $111,816. Open credit default swap contracts at June 30, 2022, are listed in the Schedule of Investments.

2. Management Agreement

The Adviser manages the Portfolio. Management fees payable under the Portfolio's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets. For the six months ended June 30, 2022, the effective management fee (excluding waivers and/or assumption of acquired fund fees and expenses) was equivalent to 0.65% (annualized) of the Portfolio’s average daily net assets.

The Adviser has agreed to waive its management fee with respect to any portion of the Portfolio’s assets invested in Pioneer ILS Interval Fund, an affiliated fund managed by the Adviser. For the six months ended June 30, 2022, the Adviser waived $7,149 in management fees with respect to the Portfolio, which is reflected on the Statement of Operations as a fee waiver.

The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund expenses and extraordinary expenses, such as litigation) of the Portfolio to the extent required to reduce Portfolio expenses to 0.75% and 1.00%, of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations are in effect through May 1, 2023. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended June 30, 2022, are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio as administrative reimbursements. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $2,608 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2022.

3. Compensation of Trustees and Officers

The Portfolio pays an annual fee to its Trustees. The Adviser reimburses the Portfolio for fees paid to the Interested Trustees. The Portfolio does not pay any salary or other compensation to its officers. For the six months ended June 30, 2022, the Portfolio paid $3,981 in Trustees’ compensation, which is reflected on the Statement of Operations as Trustees’ fees. At June 30, 2022, the Portfolio had a payable for Trustees’ fees on its Statement of Assets and Liabilities of $41.

4. Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Portfolio at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Portfolio’s omnibus relationship contracts.

5. Distribution Plan

The Portfolio has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to Class II shares. Pursuant to the Plan, the Portfolio pays the Distributor a distribution fee of 0.25% of the average daily net assets attributable to Class II shares to compensate the Distributor for (1) distribution services and (2) personal and account maintenance services performed and expenses incurred by the Distributor in connection with the Portfolio’s Class II shares. Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $635 in distribution fees payable to the Distributor at June 30, 2022.

6. Master Netting Agreements

The Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to its counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, the Portfolio’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.

The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Portfolio’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Schedule of Investments.

Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Portfolio as of June 30, 2022.

	Derivative
	Assets
	Subject to	Derivatives	Non-Cash		Net Amount of
	Master Netting	Available	Collateral	Cash Collateral	Derivative
Counterparty	Agreement	for Offset	Received (a)	Received (a)	Assets (b)
Bank of America NA	$ 49,549	$ (6,837)	$ —	$ —	$ 42,712
Bank of New York Mellon Corp.	—*	—*	—	—	—*
Brown Brothers Harriman & Co.	—	—	—	—	—
Citibank NA	4,070	(4,070)	—	—	—
Goldman Sachs & Co.	5,358	(5,358)	—	—	—
HSBC Bank USA NA	—	—	—	—	—
JPMorgan Chase Bank NA	792	(792)	—	—	—
State Street Bank & Trust Co.	16,330	(16,330)	—	—	—
Total	$ 76,099	$(33,387)	$ —	$ —	$ 42,712

	Derivative
	Liabilities
	Subject to	Derivatives	Non-Cash		Net Amount of
	Master Netting	Available	Collateral	Cash Collateral	Derivative
Counterparty	Agreement	for Offset	Pledged (a)	Pledged (a)	Liabilities (c)
Bank of America NA	$ 6,837	$ (6,837)	$ —	$ —	$ —
Bank of New York Mellon Corp.	106	—*	—	—	106
Brown Brothers
Harriman & Co.	6,398	—	—	—	6,398
Citibank NA	8,284	(4,070)	—	—	4,214
Goldman Sachs & Co.	13,781	(5,358)	—	—	8,423
HSBC Bank USA NA	35,467	—	—	—	35,467
JPMorgan Chase Bank NA	21,391	(792)	—	—	20,599
State Street Bank & Trust Co.	34,003	(16,330)	—	—	17,673
Total	$126,267	$(33,387)	$ —	$ —	$ 92,880

*	Includes securities that are valued at $0.
(a)	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount due from the counterparty in the event of default.
(c)	Represents the net amount payable to the counterparty in the event of default.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

7. Additional Disclosures about Derivative Instruments and Hedging Activities

The Portfolio’s use of derivatives may enhance or mitigate the Portfolio’s exposure to the following risks:

Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Commodity risk relates to the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2022, was as follows:

Statement of Assets	Interest	Credit	Foreign	Equity	Commodity
and Liabilities	Rate Risk	Risk	Exchange Rate Risk	Risk	Risk
Assets
Net unrealized appreciation
on futures contracts	$1,709	$ —	$ —	$ —	$ —
Options purchased*	—	—	33,498	—**	—
Swap contracts, at value	—	50,705	—	—	—
Total Value	$1,709	$50,705	$33,498	$ —**	$ —
Liabilities
Net unrealized depreciation
on forward foreign
currency exchange
contracts	$ —	$ —	$62,388	$ —	$ —
Call options written	—	—	25	—	—
Total Value	$ —	$ —	$62,413	$—	$ —

*	Reflects the market value of purchased option contracts (see Note 1I). These amounts are included in investments in unaffiliated issuers, at value, on the Statement of Assets and Liabilities.
**	Securities valued at $0.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Notes to Financial Statements 6/30/22 (unaudited) (continued)

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at June 30, 2022 was as follows:

Statement of	Interest	Credit	Foreign	Equity	Commodity
Operations	Rate Risk	Risk	Exchange Rate Risk	Risk	Risk
Net Realized
Gain (Loss) on
Futures contracts	$ 119,917	$ —	$ —	$ —	$ —
Forward foreign currency
exchange contracts	—	—	39,110	—	—
Options purchased*	—	—	(6,193)	—	—
Options written	—	—	6,193	—	—
Swap contracts	—	136,751	—	—	—
Total Value	$ 119,917	$ 136,751	$ 39,110	$ —	$ —
Change in Net
Unrealized Appreciation
(Depreciation) on
Futures contracts	$ (90,808)	$ —	$ —	$ —	$ —
Forward foreign currency
exchange contracts	—	—	(30,767)	—	—
Options purchased**	—	—	23,526	—	—
Options written	—	—	(3,564)	—	—
Swap contracts	—	62,634	—	—	—
Total Value	$ (90,808)	$ 62,634	$(10,805)	$ —	$ —

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1I). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statements of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1I). These amounts are included in change in net unrealized appreciation (depreciation) on Investments in unaffiliated issuers, on the Statement of Operations.

8. Unfunded Loan Commitments

The Portfolio may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Portfolio is obliged to provide funding to the borrower upon demand. A fee is earned by the Portfolio on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Footnote 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.

As of June 30, 2022, the Portfolio had the following unfunded loan commitment outstanding:

				Unrealized
				Appreciation
Loan	Principal	Cost	Value	(Depreciation)
Project Watson	$92,400	$92,400	$92,400	$ —

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

9. Affiliated Issuers

An affiliated issuer is a company in which the Portfolio has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares or any company which is under common ownership or control. At June 30, 2022, the value of the Portfolio’s investment in affiliated issuers was $830,047, which represents 2.3% of the Portfolio’s net assets.

Transactions in affiliated issuers by the Portfolio for the six months ended June 30, 2022 were as follows:

			Change in	Net Realized
			Net Unrealized	gain/(Loss)	Dividends
			Appreciation/	From	Received and	Shares
	Value at		(Depreciation)	Investments	Reinvested from	held at	Value at
Name of the	December 31,	Purchases	from Investments	in Affiliated	Investments in	June 30,	June 30,
Affiliated Issuer	2021	Costs	in Affiliated Issuers	Issuers	Affiliated Issuers	2022	2022
Pioneer ILS
Interval Fund	$815,189	$—	$14,858	$—	$—	99,051	$830,047

Annual and semi-annual reports for the underlying Pioneer funds are available on the funds’ web page(s) at www.amundi.com/us.

Pioneer Strategic Income VCT Portfolio	Pioneer Variable Contracts Trust

Statement Regarding Liquidity Risk Management Program

As required by law, the Portfolio has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the Portfolio could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Portfolio. The Portfolio’s Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Amundi Asset Management US, Inc. (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”).

The Report confirmed that, throughout the Reporting Period, the Committee had monitored the Portfolio’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program: The Committee reviewed the Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the Portfolio’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Portfolio held less liquid and illiquid assets and the extent to which any such investments affected the Portfolio’s ability to meet redemption requests. In managing and reviewing the Portfolio’s liquidity risk, the Committee also considered the extent to which the Portfolio’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Portfolio uses borrowing for investment purposes, and the extent to which the Portfolio uses derivatives (including for hedging purposes). The Committee also reviewed the Portfolio’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the Portfolio’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Portfolio’s short-term and long-term cash flow projections. The Committee also considered the Portfolio’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the Portfolio’s participation in a credit facility, as components of the Portfolio’s ability to meet redemption requests. The Portfolio has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests.

The Committee reviewed the Program’s liquidity classification methodology for categorizing the Portfolio’s investments into one of four liquidity buckets. In reviewing the Portfolio’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Portfolio would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

The Committee performed an analysis to determine whether the Portfolio is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the Portfolio primarily holds highly liquid investments.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage the Portfolio’s liquidity risk throughout the Reporting Period.

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Pioneer Variable Contracts Trust

Officers

Lisa M. Jones, President and Chief Executive Officer

Anthony J. Koenig, Jr., Treasurer and Chief Financial and Accounting Officer

Christopher J. Kelley, Secretary and Chief Legal Officer

Investment Adviser and Administrator

Amundi Asset Management US, Inc.

Custodian and Sub-Administrator

Bank of New York Mellon Corporation

Principal Underwriter

Amundi Distributor US, Inc.

Legal Counsel

Morgan, Lewis & Bockius LLP

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Trustees Thomas J. Perna, Chairman John E. Baumgardner, Jr. Diane Durnin Benjamin M. Friedman Lisa M. Jones Craig C. MacKay Lorraine H. Monchak Marguerite A. Piret Fred J. Ricciardi Kenneth J. Taubes

Proxy Voting Policies and Procedures of the Portfolio are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Portfolio voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.

19636-16-0822

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)  Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly	o Accounting research assistance
	related to performing the	o SEC consultation, registration
	independent audit of the Funds	statements, and reporting
o Tax accrual related matters
o Implementation of new accounting standards
o Compliance letters (e.g. rating agency letters)
o Regulatory reviews and assistance
regarding financial matters
o Semi-annual reviews (if requested)
o Comfort letters for closed end offerings
II. AUDIT-RELATED	Services which are not	o AICPA attest and agreed-upon procedures
SERVICES	prohibited under Rule	o Technology control assessments
	210.2-01(C)(4) (the “Rule”)	o Financial reporting control assessments
	and are related extensions of	o Enterprise security architecture
	the audit services support the	assessment
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

	AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
	o “One-time” pre-approval	o A summary of all such
	for the audit period for all	services and related fees
	pre-approved specific service	reported at each regularly
	subcategories. Approval of the	scheduled Audit Committee
	independent auditors as	meeting.
auditors for a Fund shall
constitute pre approval for
these services.

	o “One-time” pre-approval	o A summary of all such
	for the fund fiscal year within	services and related fees
	a specified dollar limit	(including comparison to
	for all pre-approved	specified dollar limits)
	specific service subcategories	reported quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limit for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for Audit-Related
Services not denoted as
“pre-approved”, or
to add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
III. TAX SERVICES	Services which are not	o Tax planning and support
	prohibited by the Rule,	o Tax controversy assistance
	if an officer of the Fund	o Tax compliance, tax returns, excise
	determines that using the	tax returns and support
	Fund’s auditor to provide	o Tax opinions
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year	all such services and
within a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for tax services not
denoted as pre-approved, or to
add a specific service subcategory as
“pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	o Business Risk Management support
	prohibited by the Rule,	o Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year within	all such services and
a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.
o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for “Synergistic” or
“Unique Qualifications” Other
Services not denoted as
pre-approved to the left, or to
add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE
SUBCATEGORIES
PROHIBITED SERVICES	Services which result	1. Bookkeeping or other services
	in the auditors losing	related to the accounting records or
	independence status	financial statements of the audit
	under the Rule.	client*
2. Financial information systems design
and implementation*
3. Appraisal or valuation services,
fairness* opinions, or
contribution-in-kind reports
4. Actuarial services (i.e., setting
actuarial reserves versus actuarial
audit work)*
5. Internal audit outsourcing services*
6. Management functions or human
resources
7. Broker or dealer, investment
advisor, or investment banking services
8. Legal services and expert services
unrelated to the audit
9. Any other service that the Public
Company Accounting Oversight Board
determines, by regulation, is
impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o These services are not to be	o A summary of all
performed with the exception of the(*)	services and related
services that may be permitted	fees reported at each
if they would not be subject to audit	regularly scheduled
procedures at the audit client (as	Audit Committee meeting
defined in rule 2-01(f)(4)) level	will serve as continual
the firm providing the service.	confirmation that has
not provided any
restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

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ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

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(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

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(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

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ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, President and Chief Executive Officer

Date September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones

Lisa M. Jones, President and Chief Executive Officer

Date September 6, 2022

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.

Anthony J. Koenig, Jr., Managing Director, Chief Operations Officer & Treasurer of the Funds

Date September 6, 2022

* Print the name and title of each signing officer under his or her signature.